Shareholder Report		12 Months Ended	39 Months Ended
	Sep. 01, 2023	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		ALLSPRING FUNDS TRUST
Entity Central Index Key		0001081400
Entity Investment Company Type		N-1A
Document Period End Date		Aug. 31, 2024
C000089448
Shareholder Report [Line Items]
Fund Name		Adjustable Rate Government Fund
Class Name		Institutional Class
Trading Symbol		EKIZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Adjustable Rate Government Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$48	0.46%

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.46%
AssetsNet		$ 165,970,913	$ 165,970,913
Holdings Count | Holding		508	508
Advisory Fees Paid, Amount		$ 595,632
InvestmentCompanyPortfolioTurnover		2.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION - (% OF LONG TERM INVESTMENT)

Agency securities	96.0
Non-agency mortgage-backed securities	1.6
Asset-backed securities	1.5
Corporate bonds and notes	0.9

Material Fund Change [Text Block]
C000089447
Shareholder Report [Line Items]
Fund Name		Adjustable Rate Government Fund
Class Name		Class C
Trading Symbol		ESACX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Adjustable Rate Government Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$153	1.49%

Expenses Paid, Amount		$ 153
Expense Ratio, Percent		1.49%
AssetsNet		$ 165,970,913	$ 165,970,913
Holdings Count | Holding		508	508
Advisory Fees Paid, Amount		$ 595,632
InvestmentCompanyPortfolioTurnover		2.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION - (% OF LONG TERM INVESTMENT)

Agency securities	96.0
Non-agency mortgage-backed securities	1.6
Asset-backed securities	1.5
Corporate bonds and notes	0.9

Material Fund Change [Text Block]
C000089445
Shareholder Report [Line Items]
Fund Name		Adjustable Rate Government Fund
Class Name		Class A
Trading Symbol		ESAAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Adjustable Rate Government Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$76	0.74%

Expenses Paid, Amount		$ 76
Expense Ratio, Percent		0.74%
AssetsNet		$ 165,970,913	$ 165,970,913
Holdings Count | Holding		508	508
Advisory Fees Paid, Amount		$ 595,632
InvestmentCompanyPortfolioTurnover		2.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION - (% OF LONG TERM INVESTMENT)

Agency securities	96.0
Non-agency mortgage-backed securities	1.6
Asset-backed securities	1.5
Corporate bonds and notes	0.9

Material Fund Change [Text Block]
C000092798
Shareholder Report [Line Items]
Fund Name		Adjustable Rate Government Fund
Class Name		Administrator Class
Trading Symbol		ESADX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Adjustable Rate Government Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$62	0.60%

Expenses Paid, Amount		$ 62
Expense Ratio, Percent		0.60%
AssetsNet		$ 165,970,913	$ 165,970,913
Holdings Count | Holding		508	508
Advisory Fees Paid, Amount		$ 595,632
InvestmentCompanyPortfolioTurnover		2.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION - (% OF LONG TERM INVESTMENT)

Agency securities	96.0
Non-agency mortgage-backed securities	1.6
Asset-backed securities	1.5
Corporate bonds and notes	0.9

Material Fund Change [Text Block]
C000126620
Shareholder Report [Line Items]
Fund Name		Conservative Income Fund
Class Name		Institutional Class
Trading Symbol		WCIIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Conservative Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$26	0.25%

Expenses Paid, Amount		$ 26
Expense Ratio, Percent		0.25%
Line Graph [Table Text Block]
	Institutional Class	Bloomberg 6-9 Month Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$9,994	$10,001	$9,932
10/31/2014	$9,998	$10,001	$10,030
11/30/2014	$10,002	$10,000	$10,101
12/31/2014	$9,997	$9,999	$10,110
1/31/2015	$10,011	$10,005	$10,322
2/28/2015	$10,005	$10,006	$10,225
3/31/2015	$10,009	$10,005	$10,273
4/30/2015	$10,022	$10,011	$10,236
5/31/2015	$10,026	$10,013	$10,211
6/30/2015	$10,020	$10,015	$10,100
7/31/2015	$10,024	$10,014	$10,170
8/31/2015	$10,028	$10,013	$10,156
9/30/2015	$10,022	$10,026	$10,224
10/31/2015	$10,026	$10,019	$10,226
11/30/2015	$10,030	$10,014	$10,199
12/31/2015	$10,025	$10,014	$10,166
1/31/2016	$10,040	$10,022	$10,306
2/29/2016	$10,046	$10,025	$10,379
3/31/2016	$10,052	$10,036	$10,474
4/30/2016	$10,068	$10,036	$10,514
5/31/2016	$10,075	$10,036	$10,517
6/30/2016	$10,082	$10,049	$10,706
7/31/2016	$10,100	$10,051	$10,774
8/31/2016	$10,107	$10,052	$10,761
9/30/2016	$10,116	$10,056	$10,755
10/31/2016	$10,124	$10,060	$10,673
11/30/2016	$10,133	$10,060	$10,420
12/31/2016	$10,132	$10,063	$10,435
1/31/2017	$10,141	$10,072	$10,456
2/28/2017	$10,161	$10,076	$10,526
3/31/2017	$10,172	$10,074	$10,520
4/30/2017	$10,182	$10,079	$10,601
5/31/2017	$10,193	$10,083	$10,683
6/30/2017	$10,204	$10,090	$10,672
7/31/2017	$10,216	$10,099	$10,718
8/31/2017	$10,229	$10,112	$10,814
9/30/2017	$10,240	$10,117	$10,763
10/31/2017	$10,252	$10,123	$10,769
11/30/2017	$10,254	$10,128	$10,755
12/31/2017	$10,269	$10,136	$10,805
1/31/2018	$10,282	$10,148	$10,680
2/28/2018	$10,286	$10,153	$10,579
3/31/2018	$10,292	$10,167	$10,647
4/30/2018	$10,319	$10,180	$10,568
5/31/2018	$10,338	$10,191	$10,643
6/30/2018	$10,357	$10,208	$10,630
7/31/2018	$10,377	$10,224	$10,633
8/31/2018	$10,398	$10,242	$10,701
9/30/2018	$10,418	$10,255	$10,632
10/31/2018	$10,428	$10,273	$10,548
11/30/2018	$10,439	$10,294	$10,611
12/31/2018	$10,452	$10,319	$10,806
1/31/2019	$10,487	$10,346	$10,921
2/28/2019	$10,520	$10,364	$10,914
3/31/2019	$10,544	$10,392	$11,124
4/30/2019	$10,567	$10,411	$11,127
5/31/2019	$10,601	$10,437	$11,324
6/30/2019	$10,634	$10,473	$11,466
7/31/2019	$10,657	$10,487	$11,492
8/31/2019	$10,679	$10,516	$11,789
9/30/2019	$10,700	$10,531	$11,727
10/31/2019	$10,731	$10,561	$11,762
11/30/2019	$10,740	$10,572	$11,756
12/31/2019	$10,760	$10,588	$11,748
1/31/2020	$10,789	$10,603	$11,974
2/29/2020	$10,817	$10,637	$12,189
3/31/2020	$10,660	$10,703	$12,118
4/30/2020	$10,794	$10,702	$12,333
5/31/2020	$10,861	$10,702	$12,391
6/30/2020	$10,894	$10,704	$12,469
7/31/2020	$10,915	$10,708	$12,655
8/31/2020	$10,925	$10,709	$12,553
9/30/2020	$10,922	$10,711	$12,546
10/31/2020	$10,929	$10,712	$12,490
11/30/2020	$10,937	$10,714	$12,612
12/31/2020	$10,943	$10,714	$12,630
1/31/2021	$10,948	$10,716	$12,539
2/28/2021	$10,953	$10,718	$12,358
3/31/2021	$10,948	$10,720	$12,204
4/30/2021	$10,954	$10,721	$12,300
5/31/2021	$10,960	$10,721	$12,340
6/30/2021	$10,966	$10,720	$12,427
7/31/2021	$10,959	$10,720	$12,566
8/31/2021	$10,963	$10,721	$12,542
9/30/2021	$10,966	$10,721	$12,433
10/31/2021	$10,958	$10,721	$12,430
11/30/2021	$10,950	$10,720	$12,467
12/31/2021	$10,953	$10,719	$12,435
1/31/2022	$10,935	$10,706	$12,167
2/28/2022	$10,917	$10,703	$12,031
3/31/2022	$10,869	$10,695	$11,697
4/30/2022	$10,864	$10,690	$11,253
5/31/2022	$10,874	$10,698	$11,326
6/30/2022	$10,842	$10,672	$11,148
7/31/2022	$10,869	$10,674	$11,420
8/31/2022	$10,888	$10,679	$11,098
9/30/2022	$10,865	$10,670	$10,618
10/31/2022	$10,868	$10,664	$10,481
11/30/2022	$10,918	$10,696	$10,866
12/31/2022	$10,972	$10,735	$10,817
1/31/2023	$11,039	$10,766	$11,150
2/28/2023	$11,054	$10,797	$10,862
3/31/2023	$11,096	$10,850	$11,138
4/30/2023	$11,150	$10,886	$11,205
5/31/2023	$11,172	$10,902	$11,083
6/30/2023	$11,228	$10,922	$11,044
7/31/2023	$11,286	$10,965	$11,036
8/31/2023	$11,334	$11,012	$10,965
9/30/2023	$11,382	$11,055	$10,687
10/31/2023	$11,433	$11,108	$10,518
11/30/2023	$11,507	$11,167	$10,994
12/31/2023	$11,582	$11,228	$11,415
1/31/2024	$11,647	$11,265	$11,384
2/29/2024	$11,675	$11,292	$11,223
3/31/2024	$11,715	$11,340	$11,327
4/30/2024	$11,754	$11,374	$11,041
5/31/2024	$11,805	$11,429	$11,228
6/30/2024	$11,868	$11,475	$11,334
7/31/2024	$11,944	$11,536	$11,599
8/31/2024	$12,019	$11,603	$11,765

Material Change Date	Sep. 01, 2023
AssetsNet		$ 127,043,781	$ 127,043,781
Holdings Count | Holding		84	84
Advisory Fees Paid, Amount		$ 67,737
InvestmentCompanyPortfolioTurnover		73.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Bank of America NA, 5.65%, 8/18/2025	2.0
Morgan Stanley Bank NA, 5.48%, 7/16/2025	2.0
Wells Fargo Bank NA, 5.55%, 8/1/2025	2.0
World Omni Auto Receivables Trust Series 2022-D Class A3, 5.61%, 2/15/2028	2.0
Toronto-Dominion Bank, 4.29%, 9/13/2024	2.0
Philip Morris International, Inc., 5.13%, 11/15/2024	2.0
Simon Property Group LP, 2.00%, 9/13/2024	1.9
State Street Corp., 3.55%, 8/18/2025	1.9
JPMorgan Chase & Co., 5.55%, 12/15/2025	1.9
Hyundai Auto Lease Securitization Trust Series 2024-A Class A3, 5.02%, 3/15/2027	1.8

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2023.

At a meeting held on August 13-14, 2024, the Board of Trustees of the Fund unanimously approved the liquidation of the Fund, which is expected to occur after the close of business on or about October 25, 2024.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since September 1, 2023.
C000220298
Shareholder Report [Line Items]
Fund Name		Conservative Income Fund
Class Name		Class A2
Trading Symbol		WCIAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Conservative Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A2	$41	0.40%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.40%
Line Graph [Table Text Block]
	Class A2	Bloomberg 6-9 Month Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$9,993	$10,001	$9,932
10/31/2014	$9,994	$10,001	$10,030
11/30/2014	$9,997	$10,000	$10,101
12/31/2014	$9,989	$9,999	$10,110
1/31/2015	$10,001	$10,005	$10,322
2/28/2015	$9,994	$10,006	$10,225
3/31/2015	$9,995	$10,005	$10,273
4/30/2015	$10,007	$10,011	$10,236
5/31/2015	$10,009	$10,013	$10,211
6/30/2015	$10,001	$10,015	$10,100
7/31/2015	$10,003	$10,014	$10,170
8/31/2015	$10,005	$10,013	$10,156
9/30/2015	$9,997	$10,026	$10,224
10/31/2015	$9,999	$10,019	$10,226
11/30/2015	$10,002	$10,014	$10,199
12/31/2015	$9,994	$10,014	$10,166
1/31/2016	$10,007	$10,022	$10,306
2/29/2016	$10,011	$10,025	$10,379
3/31/2016	$10,015	$10,036	$10,474
4/30/2016	$10,030	$10,036	$10,514
5/31/2016	$10,035	$10,036	$10,517
6/30/2016	$10,040	$10,049	$10,706
7/31/2016	$10,055	$10,051	$10,774
8/31/2016	$10,061	$10,052	$10,761
9/30/2016	$10,067	$10,056	$10,755
10/31/2016	$10,074	$10,060	$10,673
11/30/2016	$10,080	$10,060	$10,420
12/31/2016	$10,078	$10,063	$10,435
1/31/2017	$10,085	$10,072	$10,456
2/28/2017	$10,103	$10,076	$10,526
3/31/2017	$10,111	$10,074	$10,520
4/30/2017	$10,120	$10,079	$10,601
5/31/2017	$10,129	$10,083	$10,683
6/30/2017	$10,137	$10,090	$10,672
7/31/2017	$10,147	$10,099	$10,718
8/31/2017	$10,159	$10,112	$10,814
9/30/2017	$10,168	$10,117	$10,763
10/31/2017	$10,177	$10,123	$10,769
11/30/2017	$10,177	$10,128	$10,755
12/31/2017	$10,190	$10,136	$10,805
1/31/2018	$10,202	$10,148	$10,680
2/28/2018	$10,204	$10,153	$10,579
3/31/2018	$10,207	$10,167	$10,647
4/30/2018	$10,233	$10,180	$10,568
5/31/2018	$10,249	$10,191	$10,643
6/30/2018	$10,267	$10,208	$10,630
7/31/2018	$10,284	$10,224	$10,633
8/31/2018	$10,303	$10,242	$10,701
9/30/2018	$10,321	$10,255	$10,632
10/31/2018	$10,329	$10,273	$10,548
11/30/2018	$10,338	$10,294	$10,611
12/31/2018	$10,348	$10,319	$10,806
1/31/2019	$10,381	$10,346	$10,921
2/28/2019	$10,412	$10,364	$10,914
3/31/2019	$10,433	$10,392	$11,124
4/30/2019	$10,454	$10,411	$11,127
5/31/2019	$10,486	$10,437	$11,324
6/30/2019	$10,517	$10,473	$11,466
7/31/2019	$10,537	$10,487	$11,492
8/31/2019	$10,557	$10,516	$11,789
9/30/2019	$10,576	$10,531	$11,727
10/31/2019	$10,604	$10,561	$11,762
11/30/2019	$10,611	$10,572	$11,756
12/31/2019	$10,629	$10,588	$11,748
1/31/2020	$10,656	$10,603	$11,974
2/29/2020	$10,681	$10,637	$12,189
3/31/2020	$10,524	$10,703	$12,118
4/30/2020	$10,654	$10,702	$12,333
5/31/2020	$10,718	$10,702	$12,391
6/30/2020	$10,749	$10,704	$12,469
7/31/2020	$10,767	$10,708	$12,655
8/31/2020	$10,774	$10,709	$12,553
9/30/2020	$10,770	$10,711	$12,546
10/31/2020	$10,775	$10,712	$12,490
11/30/2020	$10,780	$10,714	$12,612
12/31/2020	$10,784	$10,714	$12,630
1/31/2021	$10,787	$10,716	$12,539
2/28/2021	$10,790	$10,718	$12,358
3/31/2021	$10,782	$10,720	$12,204
4/30/2021	$10,786	$10,721	$12,300
5/31/2021	$10,789	$10,721	$12,340
6/30/2021	$10,793	$10,720	$12,427
7/31/2021	$10,785	$10,720	$12,566
8/31/2021	$10,786	$10,721	$12,542
9/30/2021	$10,787	$10,721	$12,433
10/31/2021	$10,777	$10,721	$12,430
11/30/2021	$10,767	$10,720	$12,467
12/31/2021	$10,767	$10,719	$12,435
1/31/2022	$10,747	$10,706	$12,167
2/28/2022	$10,726	$10,703	$12,031
3/31/2022	$10,685	$10,695	$11,697
4/30/2022	$10,668	$10,690	$11,253
5/31/2022	$10,688	$10,698	$11,326
6/30/2022	$10,655	$10,672	$11,148
7/31/2022	$10,681	$10,674	$11,420
8/31/2022	$10,687	$10,679	$11,098
9/30/2022	$10,664	$10,670	$10,618
10/31/2022	$10,677	$10,664	$10,481
11/30/2022	$10,724	$10,696	$10,866
12/31/2022	$10,764	$10,735	$10,817
1/31/2023	$10,829	$10,766	$11,150
2/28/2023	$10,853	$10,797	$10,862
3/31/2023	$10,893	$10,850	$11,138
4/30/2023	$10,934	$10,886	$11,205
5/31/2023	$10,965	$10,902	$11,083
6/30/2023	$11,008	$10,922	$11,044
7/31/2023	$11,063	$10,965	$11,036
8/31/2023	$11,120	$11,012	$10,965
9/30/2023	$11,155	$11,055	$10,687
10/31/2023	$11,203	$11,108	$10,518
11/30/2023	$11,274	$11,167	$10,994
12/31/2023	$11,347	$11,228	$11,415
1/31/2024	$11,408	$11,265	$11,384
2/29/2024	$11,434	$11,292	$11,223
3/31/2024	$11,484	$11,340	$11,327
4/30/2024	$11,509	$11,374	$11,041
5/31/2024	$11,570	$11,429	$11,228
6/30/2024	$11,618	$11,475	$11,334
7/31/2024	$11,702	$11,536	$11,599
8/31/2024	$11,775	$11,603	$11,765

Material Change Date	Sep. 01, 2023
AssetsNet		$ 127,043,781	$ 127,043,781
Holdings Count | Holding		84	84
Advisory Fees Paid, Amount		$ 67,737
InvestmentCompanyPortfolioTurnover		73.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Bank of America NA, 5.65%, 8/18/2025	2.0
Morgan Stanley Bank NA, 5.48%, 7/16/2025	2.0
Wells Fargo Bank NA, 5.55%, 8/1/2025	2.0
World Omni Auto Receivables Trust Series 2022-D Class A3, 5.61%, 2/15/2028	2.0
Toronto-Dominion Bank, 4.29%, 9/13/2024	2.0
Philip Morris International, Inc., 5.13%, 11/15/2024	2.0
Simon Property Group LP, 2.00%, 9/13/2024	1.9
State Street Corp., 3.55%, 8/18/2025	1.9
JPMorgan Chase & Co., 5.55%, 12/15/2025	1.9
Hyundai Auto Lease Securitization Trust Series 2024-A Class A3, 5.02%, 3/15/2027	1.8

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2023.

At a meeting held on August 13-14, 2024, the Board of Trustees of the Fund unanimously approved the liquidation of the Fund, which is expected to occur after the close of business on or about October 25, 2024.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since September 1, 2023.
C000064985
Shareholder Report [Line Items]
Fund Name		Core Plus Bond Fund
Class Name		Institutional Class
Trading Symbol		WIPIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Core Plus Bond Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$36	0.35%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.35%
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000
9/30/2014	$9,920	$9,932
10/31/2014	$10,034	$10,030
11/30/2014	$10,107	$10,101
12/31/2014	$10,099	$10,110
1/31/2015	$10,338	$10,322
2/28/2015	$10,255	$10,225
3/31/2015	$10,296	$10,273
4/30/2015	$10,272	$10,236
5/31/2015	$10,236	$10,211
6/30/2015	$10,109	$10,100
7/31/2015	$10,195	$10,170
8/31/2015	$10,137	$10,156
9/30/2015	$10,161	$10,224
10/31/2015	$10,234	$10,226
11/30/2015	$10,189	$10,199
12/31/2015	$10,128	$10,166
1/31/2016	$10,190	$10,306
2/29/2016	$10,245	$10,379
3/31/2016	$10,465	$10,474
4/30/2016	$10,588	$10,514
5/31/2016	$10,582	$10,517
6/30/2016	$10,764	$10,706
7/31/2016	$10,915	$10,774
8/31/2016	$10,953	$10,761
9/30/2016	$10,964	$10,755
10/31/2016	$10,908	$10,673
11/30/2016	$10,653	$10,420
12/31/2016	$10,732	$10,435
1/31/2017	$10,801	$10,456
2/28/2017	$10,899	$10,526
3/31/2017	$10,910	$10,520
4/30/2017	$11,011	$10,601
5/31/2017	$11,114	$10,683
6/30/2017	$11,146	$10,672
7/31/2017	$11,205	$10,718
8/31/2017	$11,293	$10,814
9/30/2017	$11,263	$10,763
10/31/2017	$11,285	$10,769
11/30/2017	$11,287	$10,755
12/31/2017	$11,340	$10,805
1/31/2018	$11,262	$10,680
2/28/2018	$11,161	$10,579
3/31/2018	$11,228	$10,647
4/30/2018	$11,150	$10,568
5/31/2018	$11,179	$10,643
6/30/2018	$11,165	$10,630
7/31/2018	$11,212	$10,633
8/31/2018	$11,235	$10,701
9/30/2018	$11,202	$10,632
10/31/2018	$11,104	$10,548
11/30/2018	$11,150	$10,611
12/31/2018	$11,318	$10,806
1/31/2019	$11,505	$10,921
2/28/2019	$11,511	$10,914
3/31/2019	$11,719	$11,124
4/30/2019	$11,739	$11,127
5/31/2019	$11,911	$11,324
6/30/2019	$12,068	$11,466
7/31/2019	$12,115	$11,492
8/31/2019	$12,378	$11,789
9/30/2019	$12,318	$11,727
10/31/2019	$12,353	$11,762
11/30/2019	$12,361	$11,756
12/31/2019	$12,388	$11,748
1/31/2020	$12,619	$11,974
2/29/2020	$12,759	$12,189
3/31/2020	$12,317	$12,118
4/30/2020	$12,697	$12,333
5/31/2020	$12,968	$12,391
6/30/2020	$13,162	$12,469
7/31/2020	$13,500	$12,655
8/31/2020	$13,499	$12,553
9/30/2020	$13,459	$12,546
10/31/2020	$13,413	$12,490
11/30/2020	$13,724	$12,612
12/31/2020	$13,829	$12,630
1/31/2021	$13,765	$12,539
2/28/2021	$13,625	$12,358
3/31/2021	$13,504	$12,204
4/30/2021	$13,639	$12,300
5/31/2021	$13,693	$12,340
6/30/2021	$13,827	$12,427
7/31/2021	$13,944	$12,566
8/31/2021	$13,936	$12,542
9/30/2021	$13,828	$12,433
10/31/2021	$13,835	$12,430
11/30/2021	$13,863	$12,467
12/31/2021	$13,854	$12,435
1/31/2022	$13,591	$12,167
2/28/2022	$13,401	$12,031
3/31/2022	$13,082	$11,697
4/30/2022	$12,560	$11,253
5/31/2022	$12,567	$11,326
6/30/2022	$12,261	$11,148
7/31/2022	$12,563	$11,420
8/31/2022	$12,275	$11,098
9/30/2022	$11,748	$10,618
10/31/2022	$11,571	$10,481
11/30/2022	$12,000	$10,866
12/31/2022	$11,957	$10,817
1/31/2023	$12,405	$11,150
2/28/2023	$12,105	$10,862
3/31/2023	$12,366	$11,138
4/30/2023	$12,437	$11,205
5/31/2023	$12,314	$11,083
6/30/2023	$12,280	$11,044
7/31/2023	$12,306	$11,036
8/31/2023	$12,235	$10,965
9/30/2023	$11,919	$10,687
10/31/2023	$11,716	$10,518
11/30/2023	$12,277	$10,994
12/31/2023	$12,770	$11,415
1/31/2024	$12,778	$11,384
2/29/2024	$12,609	$11,223
3/31/2024	$12,731	$11,327
4/30/2024	$12,422	$11,041
5/31/2024	$12,653	$11,228
6/30/2024	$12,763	$11,334
7/31/2024	$13,060	$11,599
8/31/2024	$13,273	$11,765

AssetsNet		$ 7,331,380,084	$ 7,331,380,084
Holdings Count | Holding		792	792
Advisory Fees Paid, Amount		$ 14,278,115
InvestmentCompanyPortfolioTurnover		168.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA, 6.00%, 9/15/2054	2.5
U.S. Treasury Notes, 3.88%, 8/15/2034	2.0
U.S. Treasury Notes, 4.00%, 7/31/2029	1.7
U.S. Treasury Bonds, 4.63%, 5/15/2054	1.6
U.S. Treasury Bonds, 4.63%, 5/15/2044	1.5
FHLMC, 2.50%, 6/1/2051	1.3
French Republic, 2.75%, 2/25/2029	1.0
FHLMC, 5.50%, 3/1/2053	1.0
GNMA, 5.50%, 9/15/2054	1.0
U.S. Treasury Bonds, 4.25%, 2/15/2054	0.8

Material Fund Change [Text Block]
C000176628
Shareholder Report [Line Items]
Fund Name		Core Plus Bond Fund
Class Name		Class R6
Trading Symbol		STYJX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Core Plus Bond Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$31	0.30%

Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.30%
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000
9/30/2014	$9,920	$9,932
10/31/2014	$10,034	$10,030
11/30/2014	$10,107	$10,101
12/31/2014	$10,099	$10,110
1/31/2015	$10,338	$10,322
2/28/2015	$10,255	$10,225
3/31/2015	$10,296	$10,273
4/30/2015	$10,272	$10,236
5/31/2015	$10,236	$10,211
6/30/2015	$10,109	$10,100
7/31/2015	$10,195	$10,170
8/31/2015	$10,137	$10,156
9/30/2015	$10,161	$10,224
10/31/2015	$10,234	$10,226
11/30/2015	$10,189	$10,199
12/31/2015	$10,128	$10,166
1/31/2016	$10,190	$10,306
2/29/2016	$10,245	$10,379
3/31/2016	$10,465	$10,474
4/30/2016	$10,588	$10,514
5/31/2016	$10,582	$10,517
6/30/2016	$10,764	$10,706
7/31/2016	$10,915	$10,774
8/31/2016	$10,953	$10,761
9/30/2016	$10,964	$10,755
10/31/2016	$10,908	$10,673
11/30/2016	$10,653	$10,420
12/31/2016	$10,733	$10,435
1/31/2017	$10,802	$10,456
2/28/2017	$10,901	$10,526
3/31/2017	$10,920	$10,520
4/30/2017	$11,020	$10,601
5/31/2017	$11,123	$10,683
6/30/2017	$11,148	$10,672
7/31/2017	$11,215	$10,718
8/31/2017	$11,305	$10,814
9/30/2017	$11,274	$10,763
10/31/2017	$11,297	$10,769
11/30/2017	$11,291	$10,755
12/31/2017	$11,353	$10,805
1/31/2018	$11,276	$10,680
2/28/2018	$11,166	$10,579
3/31/2018	$11,243	$10,647
4/30/2018	$11,156	$10,568
5/31/2018	$11,194	$10,643
6/30/2018	$11,181	$10,630
7/31/2018	$11,229	$10,633
8/31/2018	$11,252	$10,701
9/30/2018	$11,210	$10,632
10/31/2018	$11,122	$10,548
11/30/2018	$11,159	$10,611
12/31/2018	$11,338	$10,806
1/31/2019	$11,515	$10,921
2/28/2019	$11,531	$10,914
3/31/2019	$11,731	$11,124
4/30/2019	$11,760	$11,127
5/31/2019	$11,923	$11,324
6/30/2019	$12,091	$11,466
7/31/2019	$12,129	$11,492
8/31/2019	$12,393	$11,789
9/30/2019	$12,333	$11,727
10/31/2019	$12,369	$11,762
11/30/2019	$12,377	$11,756
12/31/2019	$12,415	$11,748
1/31/2020	$12,646	$11,974
2/29/2020	$12,777	$12,189
3/31/2020	$12,335	$12,118
4/30/2020	$12,716	$12,333
5/31/2020	$12,998	$12,391
6/30/2020	$13,183	$12,469
7/31/2020	$13,532	$12,655
8/31/2020	$13,521	$12,553
9/30/2020	$13,492	$12,546
10/31/2020	$13,437	$12,490
11/30/2020	$13,749	$12,612
12/31/2020	$13,864	$12,630
1/31/2021	$13,801	$12,539
2/28/2021	$13,661	$12,358
3/31/2021	$13,530	$12,204
4/30/2021	$13,676	$12,300
5/31/2021	$13,721	$12,340
6/30/2021	$13,866	$12,427
7/31/2021	$13,983	$12,566
8/31/2021	$13,976	$12,542
9/30/2021	$13,859	$12,433
10/31/2021	$13,876	$12,430
11/30/2021	$13,905	$12,467
12/31/2021	$13,896	$12,435
1/31/2022	$13,623	$12,167
2/28/2022	$13,443	$12,031
3/31/2022	$13,114	$11,697
4/30/2022	$12,602	$11,253
5/31/2022	$12,609	$11,326
6/30/2022	$12,302	$11,148
7/31/2022	$12,595	$11,420
8/31/2022	$12,307	$11,098
9/30/2022	$11,779	$10,618
10/31/2022	$11,613	$10,481
11/30/2022	$12,044	$10,866
12/31/2022	$11,991	$10,817
1/31/2023	$12,450	$11,150
2/28/2023	$12,150	$10,862
3/31/2023	$12,402	$11,138
4/30/2023	$12,485	$11,205
5/31/2023	$12,361	$11,083
6/30/2023	$12,328	$11,044
7/31/2023	$12,354	$11,036
8/31/2023	$12,273	$10,965
9/30/2023	$11,968	$10,687
10/31/2023	$11,764	$10,518
11/30/2023	$12,327	$10,994
12/31/2023	$12,823	$11,415
1/31/2024	$12,820	$11,384
2/29/2024	$12,651	$11,223
3/31/2024	$12,785	$11,327
4/30/2024	$12,475	$11,041
5/31/2024	$12,697	$11,228
6/30/2024	$12,819	$11,334
7/31/2024	$13,106	$11,599
8/31/2024	$13,320	$11,765

AssetsNet		$ 7,331,380,084	$ 7,331,380,084
Holdings Count | Holding		792	792
Advisory Fees Paid, Amount		$ 14,278,115
InvestmentCompanyPortfolioTurnover		168.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA, 6.00%, 9/15/2054	2.5
U.S. Treasury Notes, 3.88%, 8/15/2034	2.0
U.S. Treasury Notes, 4.00%, 7/31/2029	1.7
U.S. Treasury Bonds, 4.63%, 5/15/2054	1.6
U.S. Treasury Bonds, 4.63%, 5/15/2044	1.5
FHLMC, 2.50%, 6/1/2051	1.3
French Republic, 2.75%, 2/25/2029	1.0
FHLMC, 5.50%, 3/1/2053	1.0
GNMA, 5.50%, 9/15/2054	1.0
U.S. Treasury Bonds, 4.25%, 2/15/2054	0.8

Material Fund Change [Text Block]
C000020360
Shareholder Report [Line Items]
Fund Name		Core Plus Bond Fund
Class Name		Class C
Trading Symbol		WFIPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Core Plus Bond Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$147	1.42%

Expenses Paid, Amount		$ 147
Expense Ratio, Percent		1.42%
Line Graph [Table Text Block]
	Class C with Load	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000
9/30/2014	$9,912	$9,932
10/31/2014	$10,018	$10,030
11/30/2014	$10,074	$10,101
12/31/2014	$10,066	$10,110
1/31/2015	$10,286	$10,322
2/28/2015	$10,204	$10,225
3/31/2015	$10,228	$10,273
4/30/2015	$10,195	$10,236
5/31/2015	$10,151	$10,211
6/30/2015	$10,017	$10,100
7/31/2015	$10,093	$10,170
8/31/2015	$10,035	$10,156
9/30/2015	$10,051	$10,224
10/31/2015	$10,106	$10,226
11/30/2015	$10,062	$10,199
12/31/2015	$9,988	$10,166
1/31/2016	$10,047	$10,306
2/29/2016	$10,092	$10,379
3/31/2016	$10,293	$10,474
4/30/2016	$10,405	$10,514
5/31/2016	$10,390	$10,517
6/30/2016	$10,568	$10,706
7/31/2016	$10,700	$10,774
8/31/2016	$10,736	$10,761
9/30/2016	$10,729	$10,755
10/31/2016	$10,665	$10,673
11/30/2016	$10,406	$10,420
12/31/2016	$10,477	$10,435
1/31/2017	$10,539	$10,456
2/28/2017	$10,626	$10,526
3/31/2017	$10,628	$10,520
4/30/2017	$10,716	$10,601
5/31/2017	$10,806	$10,683
6/30/2017	$10,819	$10,672
7/31/2017	$10,870	$10,718
8/31/2017	$10,943	$10,814
9/30/2017	$10,912	$10,763
10/31/2017	$10,917	$10,769
11/30/2017	$10,908	$10,755
12/31/2017	$10,954	$10,805
1/31/2018	$10,874	$10,680
2/28/2018	$10,758	$10,579
3/31/2018	$10,814	$10,647
4/30/2018	$10,729	$10,568
5/31/2018	$10,747	$10,643
6/30/2018	$10,723	$10,630
7/31/2018	$10,768	$10,633
8/31/2018	$10,779	$10,701
9/30/2018	$10,729	$10,632
10/31/2018	$10,634	$10,548
11/30/2018	$10,659	$10,611
12/31/2018	$10,815	$10,806
1/31/2019	$10,980	$10,921
2/28/2019	$10,984	$10,914
3/31/2019	$11,163	$11,124
4/30/2019	$11,181	$11,127
5/31/2019	$11,326	$11,324
6/30/2019	$11,475	$11,466
7/31/2019	$11,500	$11,492
8/31/2019	$11,739	$11,789
9/30/2019	$11,672	$11,727
10/31/2019	$11,695	$11,762
11/30/2019	$11,693	$11,756
12/31/2019	$11,711	$11,748
1/31/2020	$11,915	$11,974
2/29/2020	$12,038	$12,189
3/31/2020	$11,610	$12,118
4/30/2020	$11,959	$12,333
5/31/2020	$12,205	$12,391
6/30/2020	$12,366	$12,469
7/31/2020	$12,682	$12,655
8/31/2020	$12,661	$12,553
9/30/2020	$12,623	$12,546
10/31/2020	$12,559	$12,490
11/30/2020	$12,840	$12,612
12/31/2020	$12,927	$12,630
1/31/2021	$12,865	$12,539
2/28/2021	$12,723	$12,358
3/31/2021	$12,589	$12,204
4/30/2021	$12,712	$12,300
5/31/2021	$12,743	$12,340
6/30/2021	$12,857	$12,427
7/31/2021	$12,963	$12,566
8/31/2021	$12,945	$12,542
9/30/2021	$12,824	$12,433
10/31/2021	$12,827	$12,430
11/30/2021	$12,833	$12,467
12/31/2021	$12,815	$12,435
1/31/2022	$12,557	$12,167
2/28/2022	$12,380	$12,031
3/31/2022	$12,064	$11,697
4/30/2022	$11,582	$11,253
5/31/2022	$11,577	$11,326
6/30/2022	$11,284	$11,148
7/31/2022	$11,547	$11,420
8/31/2022	$11,275	$11,098
9/30/2022	$10,789	$10,618
10/31/2022	$10,623	$10,481
11/30/2022	$11,014	$10,866
12/31/2022	$10,970	$10,817
1/31/2023	$11,379	$11,150
2/28/2023	$11,101	$10,862
3/31/2023	$11,327	$11,138
4/30/2023	$11,400	$11,205
5/31/2023	$11,284	$11,083
6/30/2023	$11,250	$11,044
7/31/2023	$11,270	$11,036
8/31/2023	$11,202	$10,965
9/30/2023	$10,910	$10,687
10/31/2023	$10,720	$10,518
11/30/2023	$11,231	$10,994
12/31/2023	$11,678	$11,415
1/31/2024	$11,674	$11,384
2/29/2024	$11,517	$11,223
3/31/2024	$11,635	$11,327
4/30/2024	$11,349	$11,041
5/31/2024	$11,547	$11,228
6/30/2024	$11,655	$11,334
7/31/2024	$11,913	$11,599
8/31/2024	$12,104	$11,765

AssetsNet		$ 7,331,380,084	$ 7,331,380,084
Holdings Count | Holding		792	792
Advisory Fees Paid, Amount		$ 14,278,115
InvestmentCompanyPortfolioTurnover		168.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA, 6.00%, 9/15/2054	2.5
U.S. Treasury Notes, 3.88%, 8/15/2034	2.0
U.S. Treasury Notes, 4.00%, 7/31/2029	1.7
U.S. Treasury Bonds, 4.63%, 5/15/2054	1.6
U.S. Treasury Bonds, 4.63%, 5/15/2044	1.5
FHLMC, 2.50%, 6/1/2051	1.3
French Republic, 2.75%, 2/25/2029	1.0
FHLMC, 5.50%, 3/1/2053	1.0
GNMA, 5.50%, 9/15/2054	1.0
U.S. Treasury Bonds, 4.25%, 2/15/2054	0.8

Material Fund Change [Text Block]
C000020358
Shareholder Report [Line Items]
Fund Name		Core Plus Bond Fund
Class Name		Class A
Trading Symbol		STYAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Core Plus Bond Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$70	0.67%

Expenses Paid, Amount		$ 70
Expense Ratio, Percent		0.67%
Line Graph [Table Text Block]
	Class A with Load	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$9,548	$10,000
9/30/2014	$9,461	$9,932
10/31/2014	$9,569	$10,030
11/30/2014	$9,628	$10,101
12/31/2014	$9,627	$10,110
1/31/2015	$9,852	$10,322
2/28/2015	$9,771	$10,225
3/31/2015	$9,809	$10,273
4/30/2015	$9,783	$10,236
5/31/2015	$9,747	$10,211
6/30/2015	$9,624	$10,100
7/31/2015	$9,704	$10,170
8/31/2015	$9,647	$10,156
9/30/2015	$9,667	$10,224
10/31/2015	$9,735	$10,226
11/30/2015	$9,690	$10,199
12/31/2015	$9,622	$10,166
1/31/2016	$9,686	$10,306
2/29/2016	$9,736	$10,379
3/31/2016	$9,944	$10,474
4/30/2016	$10,050	$10,514
5/31/2016	$10,051	$10,517
6/30/2016	$10,221	$10,706
7/31/2016	$10,355	$10,774
8/31/2016	$10,397	$10,761
9/30/2016	$10,405	$10,755
10/31/2016	$10,349	$10,673
11/30/2016	$10,096	$10,420
12/31/2016	$10,176	$10,435
1/31/2017	$10,239	$10,456
2/28/2017	$10,330	$10,526
3/31/2017	$10,338	$10,520
4/30/2017	$10,430	$10,601
5/31/2017	$10,524	$10,683
6/30/2017	$10,552	$10,672
7/31/2017	$10,605	$10,718
8/31/2017	$10,686	$10,814
9/30/2017	$10,655	$10,763
10/31/2017	$10,673	$10,769
11/30/2017	$10,672	$10,755
12/31/2017	$10,718	$10,805
1/31/2018	$10,643	$10,680
2/28/2018	$10,536	$10,579
3/31/2018	$10,605	$10,647
4/30/2018	$10,520	$10,568
5/31/2018	$10,553	$10,643
6/30/2018	$10,537	$10,630
7/31/2018	$10,578	$10,633
8/31/2018	$10,597	$10,701
9/30/2018	$10,563	$10,632
10/31/2018	$10,467	$10,548
11/30/2018	$10,507	$10,611
12/31/2018	$10,662	$10,806
1/31/2019	$10,836	$10,921
2/28/2019	$10,840	$10,914
3/31/2019	$11,024	$11,124
4/30/2019	$11,049	$11,127
5/31/2019	$11,207	$11,324
6/30/2019	$11,353	$11,466
7/31/2019	$11,384	$11,492
8/31/2019	$11,629	$11,789
9/30/2019	$11,569	$11,727
10/31/2019	$11,599	$11,762
11/30/2019	$11,603	$11,756
12/31/2019	$11,634	$11,748
1/31/2020	$11,849	$11,974
2/29/2020	$11,969	$12,189
3/31/2020	$11,550	$12,118
4/30/2020	$11,904	$12,333
5/31/2020	$12,164	$12,391
6/30/2020	$12,334	$12,469
7/31/2020	$12,657	$12,655
8/31/2020	$12,643	$12,553
9/30/2020	$12,612	$12,546
10/31/2020	$12,556	$12,490
11/30/2020	$12,844	$12,612
12/31/2020	$12,949	$12,630
1/31/2021	$12,885	$12,539
2/28/2021	$12,751	$12,358
3/31/2021	$12,624	$12,204
4/30/2021	$12,756	$12,300
5/31/2021	$12,795	$12,340
6/30/2021	$12,927	$12,427
7/31/2021	$13,032	$12,566
8/31/2021	$13,022	$12,542
9/30/2021	$12,908	$12,433
10/31/2021	$12,920	$12,430
11/30/2021	$12,943	$12,467
12/31/2021	$12,928	$12,435
1/31/2022	$12,672	$12,167
2/28/2022	$12,501	$12,031
3/31/2022	$12,200	$11,697
4/30/2022	$11,710	$11,253
5/31/2022	$11,713	$11,326
6/30/2022	$11,424	$11,148
7/31/2022	$11,702	$11,420
8/31/2022	$11,431	$11,098
9/30/2022	$10,937	$10,618
10/31/2022	$10,770	$10,481
11/30/2022	$11,166	$10,866
12/31/2022	$11,121	$10,817
1/31/2023	$11,536	$11,150
2/28/2023	$11,254	$10,862
3/31/2023	$11,484	$11,138
4/30/2023	$11,557	$11,205
5/31/2023	$11,439	$11,083
6/30/2023	$11,405	$11,044
7/31/2023	$11,426	$11,036
8/31/2023	$11,357	$10,965
9/30/2023	$11,060	$10,687
10/31/2023	$10,868	$10,518
11/30/2023	$11,386	$10,994
12/31/2023	$11,839	$11,415
1/31/2024	$11,835	$11,384
2/29/2024	$11,675	$11,223
3/31/2024	$11,796	$11,327
4/30/2024	$11,506	$11,041
5/31/2024	$11,706	$11,228
6/30/2024	$11,816	$11,334
7/31/2024	$12,077	$11,599
8/31/2024	$12,271	$11,765

AssetsNet		$ 7,331,380,084	$ 7,331,380,084
Holdings Count | Holding		792	792
Advisory Fees Paid, Amount		$ 14,278,115
InvestmentCompanyPortfolioTurnover		168.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA, 6.00%, 9/15/2054	2.5
U.S. Treasury Notes, 3.88%, 8/15/2034	2.0
U.S. Treasury Notes, 4.00%, 7/31/2029	1.7
U.S. Treasury Bonds, 4.63%, 5/15/2054	1.6
U.S. Treasury Bonds, 4.63%, 5/15/2044	1.5
FHLMC, 2.50%, 6/1/2051	1.3
French Republic, 2.75%, 2/25/2029	1.0
FHLMC, 5.50%, 3/1/2053	1.0
GNMA, 5.50%, 9/15/2054	1.0
U.S. Treasury Bonds, 4.25%, 2/15/2054	0.8

Material Fund Change [Text Block]
C000092792
Shareholder Report [Line Items]
Fund Name		Core Plus Bond Fund
Class Name		Administrator Class
Trading Symbol		WIPDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Core Plus Bond Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$62	0.60%

Expenses Paid, Amount		$ 62
Expense Ratio, Percent		0.60%
Line Graph [Table Text Block]
	Administrator Class	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000
9/30/2014	$9,910	$9,932
10/31/2014	$10,024	$10,030
11/30/2014	$10,095	$10,101
12/31/2014	$10,087	$10,110
1/31/2015	$10,324	$10,322
2/28/2015	$10,240	$10,225
3/31/2015	$10,280	$10,273
4/30/2015	$10,255	$10,236
5/31/2015	$10,218	$10,211
6/30/2015	$10,089	$10,100
7/31/2015	$10,174	$10,170
8/31/2015	$10,115	$10,156
9/30/2015	$10,137	$10,224
10/31/2015	$10,209	$10,226
11/30/2015	$10,163	$10,199
12/31/2015	$10,101	$10,166
1/31/2016	$10,161	$10,306
2/29/2016	$10,215	$10,379
3/31/2016	$10,434	$10,474
4/30/2016	$10,547	$10,514
5/31/2016	$10,548	$10,517
6/30/2016	$10,729	$10,706
7/31/2016	$10,870	$10,774
8/31/2016	$10,915	$10,761
9/30/2016	$10,925	$10,755
10/31/2016	$10,867	$10,673
11/30/2016	$10,611	$10,420
12/31/2016	$10,686	$10,435
1/31/2017	$10,754	$10,456
2/28/2017	$10,850	$10,526
3/31/2017	$10,860	$10,520
4/30/2017	$10,958	$10,601
5/31/2017	$11,058	$10,683
6/30/2017	$11,089	$10,672
7/31/2017	$11,145	$10,718
8/31/2017	$11,232	$10,814
9/30/2017	$11,199	$10,763
10/31/2017	$11,219	$10,769
11/30/2017	$11,219	$10,755
12/31/2017	$11,269	$10,805
1/31/2018	$11,190	$10,680
2/28/2018	$11,078	$10,579
3/31/2018	$11,153	$10,647
4/30/2018	$11,064	$10,568
5/31/2018	$11,099	$10,643
6/30/2018	$11,083	$10,630
7/31/2018	$11,128	$10,633
8/31/2018	$11,149	$10,701
9/30/2018	$11,114	$10,632
10/31/2018	$11,014	$10,548
11/30/2018	$11,057	$10,611
12/31/2018	$11,222	$10,806
1/31/2019	$11,406	$10,921
2/28/2019	$11,411	$10,914
3/31/2019	$11,606	$11,124
4/30/2019	$11,633	$11,127
5/31/2019	$11,792	$11,324
6/30/2019	$11,956	$11,466
7/31/2019	$11,991	$11,492
8/31/2019	$12,250	$11,789
9/30/2019	$12,188	$11,727
10/31/2019	$12,221	$11,762
11/30/2019	$12,226	$11,756
12/31/2019	$12,259	$11,748
1/31/2020	$12,478	$11,974
2/29/2020	$12,614	$12,189
3/31/2020	$12,174	$12,118
4/30/2020	$12,549	$12,333
5/31/2020	$12,815	$12,391
6/30/2020	$13,005	$12,469
7/31/2020	$13,337	$12,655
8/31/2020	$13,333	$12,553
9/30/2020	$13,292	$12,546
10/31/2020	$13,244	$12,490
11/30/2020	$13,550	$12,612
12/31/2020	$13,652	$12,630
1/31/2021	$13,586	$12,539
2/28/2021	$13,445	$12,358
3/31/2021	$13,322	$12,204
4/30/2021	$13,453	$12,300
5/31/2021	$13,506	$12,340
6/30/2021	$13,636	$12,427
7/31/2021	$13,749	$12,566
8/31/2021	$13,739	$12,542
9/30/2021	$13,630	$12,433
10/31/2021	$13,634	$12,430
11/30/2021	$13,659	$12,467
12/31/2021	$13,645	$12,435
1/31/2022	$13,385	$12,167
2/28/2022	$13,195	$12,031
3/31/2022	$12,877	$11,697
4/30/2022	$12,369	$11,253
5/31/2022	$12,373	$11,326
6/30/2022	$12,068	$11,148
7/31/2022	$12,353	$11,420
8/31/2022	$12,066	$11,098
9/30/2022	$11,545	$10,618
10/31/2022	$11,378	$10,481
11/30/2022	$11,798	$10,866
12/31/2022	$11,741	$10,817
1/31/2023	$12,192	$11,150
2/28/2023	$11,893	$10,862
3/31/2023	$12,137	$11,138
4/30/2023	$12,216	$11,205
5/31/2023	$12,092	$11,083
6/30/2023	$12,055	$11,044
7/31/2023	$12,078	$11,036
8/31/2023	$12,006	$10,965
9/30/2023	$11,692	$10,687
10/31/2023	$11,489	$10,518
11/30/2023	$12,036	$10,994
12/31/2023	$12,517	$11,415
1/31/2024	$12,513	$11,384
2/29/2024	$12,355	$11,223
3/31/2024	$12,472	$11,327
4/30/2024	$12,165	$11,041
5/31/2024	$12,389	$11,228
6/30/2024	$12,495	$11,334
7/31/2024	$12,781	$11,599
8/31/2024	$12,975	$11,765

AssetsNet		$ 7,331,380,084	$ 7,331,380,084
Holdings Count | Holding		792	792
Advisory Fees Paid, Amount		$ 14,278,115
InvestmentCompanyPortfolioTurnover		168.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA, 6.00%, 9/15/2054	2.5
U.S. Treasury Notes, 3.88%, 8/15/2034	2.0
U.S. Treasury Notes, 4.00%, 7/31/2029	1.7
U.S. Treasury Bonds, 4.63%, 5/15/2054	1.6
U.S. Treasury Bonds, 4.63%, 5/15/2044	1.5
FHLMC, 2.50%, 6/1/2051	1.3
French Republic, 2.75%, 2/25/2029	1.0
FHLMC, 5.50%, 3/1/2053	1.0
GNMA, 5.50%, 9/15/2054	1.0
U.S. Treasury Bonds, 4.25%, 2/15/2054	0.8

Material Fund Change [Text Block]
C000222758
Shareholder Report [Line Items]
Fund Name		Managed Account CoreBuilder Shares - Series CP
Trading Symbol		WFCPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Managed Account CoreBuilder Shares - Series CP for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-888-877-9275.
Additional Information Phone Number		1-888-877-9275
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder Shares - Series CP	$0	0.00%

Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Performance Inception Date			Jun. 02, 2021
AssetsNet		$ 229,411,090	$ 229,411,090
Holdings Count | Holding		433	433
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		291.00%
Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM  INVESTMENTS)

0-1 year	2.2
1-3 years	17.6
3-5 years	32.0
5-10 years	36.7
10-20 years	2.6
20-30 years	7.5
30+ years	1.4

Material Fund Change [Text Block]
C000020350
Shareholder Report [Line Items]
Fund Name		Government Securities Fund
Class Name		Institutional Class
Trading Symbol		SGVIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Government Securities Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$50	0.48%

Expenses Paid, Amount		$ 50
Expense Ratio, Percent		0.48%
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate ex Credit Index	Bloomberg U.S. Government Intermediate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000	$10,000
9/30/2014	$9,965	$9,963	$9,966	$9,932
10/31/2014	$10,057	$10,057	$10,036	$10,030
11/30/2014	$10,139	$10,130	$10,087	$10,101
12/31/2014	$10,152	$10,143	$10,060	$10,110
1/31/2015	$10,326	$10,325	$10,221	$10,322
2/28/2015	$10,235	$10,230	$10,133	$10,225
3/31/2015	$10,290	$10,282	$10,186	$10,273
4/30/2015	$10,264	$10,256	$10,177	$10,236
5/31/2015	$10,238	$10,245	$10,182	$10,211
6/30/2015	$10,147	$10,162	$10,143	$10,100
7/31/2015	$10,239	$10,236	$10,183	$10,170
8/31/2015	$10,222	$10,241	$10,189	$10,156
9/30/2015	$10,296	$10,318	$10,265	$10,224
10/31/2015	$10,279	$10,300	$10,232	$10,226
11/30/2015	$10,243	$10,271	$10,199	$10,199
12/31/2015	$10,220	$10,257	$10,179	$10,166
1/31/2016	$10,396	$10,435	$10,341	$10,306
2/29/2016	$10,461	$10,503	$10,392	$10,379
3/31/2016	$10,489	$10,529	$10,411	$10,474
4/30/2016	$10,491	$10,531	$10,409	$10,514
5/31/2016	$10,497	$10,537	$10,394	$10,517
6/30/2016	$10,667	$10,704	$10,541	$10,706
7/31/2016	$10,707	$10,739	$10,545	$10,774
8/31/2016	$10,673	$10,711	$10,497	$10,761
9/30/2016	$10,687	$10,716	$10,515	$10,755
10/31/2016	$10,608	$10,638	$10,465	$10,673
11/30/2016	$10,360	$10,404	$10,289	$10,420
12/31/2016	$10,362	$10,397	$10,286	$10,435
1/31/2017	$10,378	$10,411	$10,307	$10,456
2/28/2017	$10,432	$10,460	$10,337	$10,526
3/31/2017	$10,421	$10,459	$10,342	$10,520
4/30/2017	$10,495	$10,529	$10,396	$10,601
5/31/2017	$10,551	$10,596	$10,437	$10,683
6/30/2017	$10,538	$10,569	$10,410	$10,672
7/31/2017	$10,571	$10,600	$10,443	$10,718
8/31/2017	$10,657	$10,698	$10,506	$10,814
9/30/2017	$10,599	$10,635	$10,446	$10,763
10/31/2017	$10,598	$10,628	$10,432	$10,769
11/30/2017	$10,587	$10,613	$10,401	$10,755
12/31/2017	$10,624	$10,645	$10,403	$10,805
1/31/2018	$10,499	$10,512	$10,304	$10,680
2/28/2018	$10,429	$10,439	$10,274	$10,579
3/31/2018	$10,507	$10,521	$10,327	$10,647
4/30/2018	$10,429	$10,451	$10,269	$10,568
5/31/2018	$10,499	$10,535	$10,335	$10,643
6/30/2018	$10,509	$10,537	$10,334	$10,630
7/31/2018	$10,490	$10,509	$10,314	$10,633
8/31/2018	$10,552	$10,582	$10,375	$10,701
9/30/2018	$10,475	$10,500	$10,322	$10,632
10/31/2018	$10,428	$10,445	$10,326	$10,548
11/30/2018	$10,511	$10,536	$10,397	$10,611
12/31/2018	$10,711	$10,745	$10,552	$10,806
1/31/2019	$10,765	$10,810	$10,597	$10,921
2/28/2019	$10,758	$10,792	$10,589	$10,914
3/31/2019	$10,944	$10,976	$10,718	$11,124
4/30/2019	$10,919	$10,958	$10,723	$11,127
5/31/2019	$11,115	$11,166	$10,880	$11,324
6/30/2019	$11,209	$11,260	$10,970	$11,466
7/31/2019	$11,231	$11,271	$10,951	$11,492
8/31/2019	$11,498	$11,537	$11,148	$11,789
9/30/2019	$11,444	$11,482	$11,099	$11,727
10/31/2019	$11,457	$11,503	$11,131	$11,762
11/30/2019	$11,438	$11,486	$11,104	$11,756
12/31/2019	$11,400	$11,460	$11,100	$11,748
1/31/2020	$11,618	$11,661	$11,257	$11,974
2/29/2020	$11,835	$11,893	$11,442	$12,189
3/31/2020	$11,949	$12,126	$11,675	$12,118
4/30/2020	$12,053	$12,206	$11,707	$12,333
5/31/2020	$12,060	$12,200	$11,729	$12,391
6/30/2020	$12,087	$12,209	$11,739	$12,469
7/31/2020	$12,176	$12,300	$11,776	$12,655
8/31/2020	$12,120	$12,228	$11,753	$12,553
9/30/2020	$12,136	$12,234	$11,762	$12,546
10/31/2020	$12,078	$12,166	$11,719	$12,490
11/30/2020	$12,134	$12,197	$11,733	$12,612
12/31/2020	$12,170	$12,195	$11,737	$12,630
1/31/2021	$12,143	$12,135	$11,709	$12,539
2/28/2021	$12,032	$11,976	$11,613	$12,358
3/31/2021	$11,911	$11,845	$11,535	$12,204
4/30/2021	$12,000	$11,924	$11,577	$12,300
5/31/2021	$11,994	$11,942	$11,614	$12,340
6/30/2021	$12,030	$11,983	$11,606	$12,427
7/31/2021	$12,141	$12,107	$11,695	$12,566
8/31/2021	$12,114	$12,086	$11,676	$12,542
9/30/2021	$12,033	$11,993	$11,605	$12,433
10/31/2021	$12,025	$11,977	$11,539	$12,430
11/30/2021	$12,060	$12,023	$11,568	$12,467
12/31/2021	$11,999	$11,983	$11,538	$12,435
1/31/2022	$11,811	$11,779	$11,391	$12,167
2/28/2022	$11,708	$11,685	$11,339	$12,031
3/31/2022	$11,361	$11,348	$11,055	$11,697
4/30/2022	$10,982	$10,985	$10,879	$11,253
5/31/2022	$11,041	$11,045	$10,952	$11,326
6/30/2022	$10,898	$10,918	$10,872	$11,148
7/31/2022	$11,119	$11,159	$11,016	$11,420
8/31/2022	$10,826	$10,844	$10,796	$11,098
9/30/2022	$10,384	$10,407	$10,540	$10,618
10/31/2022	$10,199	$10,262	$10,492	$10,481
11/30/2022	$10,521	$10,588	$10,671	$10,866
12/31/2022	$10,458	$10,539	$10,646	$10,817
1/31/2023	$10,794	$10,833	$10,816	$11,150
2/28/2023	$10,536	$10,571	$10,628	$10,862
3/31/2023	$10,754	$10,831	$10,887	$11,138
4/30/2023	$10,823	$10,889	$10,945	$11,205
5/31/2023	$10,721	$10,784	$10,864	$11,083
6/30/2023	$10,619	$10,717	$10,764	$11,044
7/31/2023	$10,594	$10,693	$10,776	$11,036
8/31/2023	$10,535	$10,628	$10,782	$10,965
9/30/2023	$10,267	$10,361	$10,680	$10,687
10/31/2023	$10,099	$10,206	$10,645	$10,518
11/30/2023	$10,517	$10,621	$10,878	$10,994
12/31/2023	$10,905	$11,012	$11,105	$11,415
1/31/2024	$10,888	$10,977	$11,129	$11,384
2/29/2024	$10,729	$10,824	$11,012	$11,223
3/31/2024	$10,804	$10,910	$11,066	$11,327
4/30/2024	$10,531	$10,633	$10,916	$11,041
5/31/2024	$10,708	$10,807	$11,037	$11,228
6/30/2024	$10,829	$10,922	$11,131	$11,334
7/31/2024	$11,087	$11,177	$11,334	$11,599
8/31/2024	$11,244	$11,332	$11,457	$11,765

AssetsNet		$ 469,621,362	$ 469,621,362
Holdings Count | Holding		315	315
Advisory Fees Paid, Amount		$ 1,937,058
InvestmentCompanyPortfolioTurnover		77.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 1/31/2026	9.0
FNMA, 2.00%, 2/1/2052	6.7
Resolution Funding Corp. Principal STRIPS, 0.00%, 1/15/2030	2.8
FHLMC, 2.50%, 6/1/2051	2.2
FNMA, 4.50%, 9/1/2052	2.1
GNMA, 6.00%, 9/15/2054	1.9
GNMA, 2.50%, 4/20/2052	1.9
GNMA, 2.00%, 3/20/2052	1.7
Resolution Funding Corp. Principal STRIPS, 0.00%, 4/15/2030	1.6
FHLMC, 2.50%, 11/1/2051	1.6

Material Fund Change [Text Block]
C000020347
Shareholder Report [Line Items]
Fund Name		Government Securities Fund
Class Name		Class C
Trading Symbol		WGSCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Government Securities Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$163	1.59%

Expenses Paid, Amount		$ 163
Expense Ratio, Percent		1.59%
Line Graph [Table Text Block]
	Class C with Load	Bloomberg U.S. Aggregate ex Credit Index	Bloomberg U.S. Government Intermediate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000	$10,000
9/30/2014	$9,956	$9,963	$9,966	$9,932
10/31/2014	$10,038	$10,057	$10,036	$10,030
11/30/2014	$10,111	$10,130	$10,087	$10,101
12/31/2014	$10,115	$10,143	$10,060	$10,110
1/31/2015	$10,277	$10,325	$10,221	$10,322
2/28/2015	$10,179	$10,230	$10,133	$10,225
3/31/2015	$10,224	$10,282	$10,186	$10,273
4/30/2015	$10,188	$10,256	$10,177	$10,236
5/31/2015	$10,152	$10,245	$10,182	$10,211
6/30/2015	$10,054	$10,162	$10,143	$10,100
7/31/2015	$10,126	$10,236	$10,183	$10,170
8/31/2015	$10,108	$10,241	$10,189	$10,156
9/30/2015	$10,173	$10,318	$10,265	$10,224
10/31/2015	$10,146	$10,300	$10,232	$10,226
11/30/2015	$10,101	$10,271	$10,199	$10,199
12/31/2015	$10,069	$10,257	$10,179	$10,166
1/31/2016	$10,232	$10,435	$10,341	$10,306
2/29/2016	$10,287	$10,503	$10,392	$10,379
3/31/2016	$10,305	$10,529	$10,411	$10,474
4/30/2016	$10,298	$10,531	$10,409	$10,514
5/31/2016	$10,285	$10,537	$10,394	$10,517
6/30/2016	$10,451	$10,704	$10,541	$10,706
7/31/2016	$10,471	$10,739	$10,545	$10,774
8/31/2016	$10,437	$10,711	$10,497	$10,761
9/30/2016	$10,441	$10,716	$10,515	$10,755
10/31/2016	$10,354	$10,638	$10,465	$10,673
11/30/2016	$10,103	$10,404	$10,289	$10,420
12/31/2016	$10,095	$10,397	$10,286	$10,435
1/31/2017	$10,101	$10,411	$10,307	$10,456
2/28/2017	$10,145	$10,460	$10,337	$10,526
3/31/2017	$10,124	$10,459	$10,342	$10,520
4/30/2017	$10,187	$10,529	$10,396	$10,601
5/31/2017	$10,232	$10,596	$10,437	$10,683
6/30/2017	$10,210	$10,569	$10,410	$10,672
7/31/2017	$10,232	$10,600	$10,443	$10,718
8/31/2017	$10,306	$10,698	$10,506	$10,814
9/30/2017	$10,240	$10,635	$10,446	$10,763
10/31/2017	$10,220	$10,628	$10,432	$10,769
11/30/2017	$10,210	$10,613	$10,401	$10,755
12/31/2017	$10,226	$10,645	$10,403	$10,805
1/31/2018	$10,105	$10,512	$10,304	$10,680
2/28/2018	$10,029	$10,439	$10,274	$10,579
3/31/2018	$10,085	$10,521	$10,327	$10,647
4/30/2018	$10,001	$10,451	$10,269	$10,568
5/31/2018	$10,058	$10,535	$10,335	$10,643
6/30/2018	$10,059	$10,537	$10,334	$10,630
7/31/2018	$10,032	$10,509	$10,314	$10,633
8/31/2018	$10,081	$10,582	$10,375	$10,701
9/30/2018	$10,008	$10,500	$10,322	$10,632
10/31/2018	$9,944	$10,445	$10,326	$10,548
11/30/2018	$10,024	$10,536	$10,397	$10,611
12/31/2018	$10,195	$10,745	$10,552	$10,806
1/31/2019	$10,246	$10,810	$10,597	$10,921
2/28/2019	$10,222	$10,792	$10,589	$10,914
3/31/2019	$10,398	$10,976	$10,718	$11,124
4/30/2019	$10,365	$10,958	$10,723	$11,127
5/31/2019	$10,540	$11,166	$10,880	$11,324
6/30/2019	$10,610	$11,260	$10,970	$11,466
7/31/2019	$10,621	$11,271	$10,951	$11,492
8/31/2019	$10,873	$11,537	$11,148	$11,789
9/30/2019	$10,802	$11,482	$11,099	$11,727
10/31/2019	$10,804	$11,503	$11,131	$11,762
11/30/2019	$10,777	$11,486	$11,104	$11,756
12/31/2019	$10,730	$11,460	$11,100	$11,748
1/31/2020	$10,935	$11,661	$11,257	$11,974
2/29/2020	$11,120	$11,893	$11,442	$12,189
3/31/2020	$11,226	$12,126	$11,675	$12,118
4/30/2020	$11,313	$12,206	$11,707	$12,333
5/31/2020	$11,300	$12,200	$11,729	$12,391
6/30/2020	$11,314	$12,209	$11,739	$12,469
7/31/2020	$11,397	$12,300	$11,776	$12,655
8/31/2020	$11,333	$12,228	$11,753	$12,553
9/30/2020	$11,338	$12,234	$11,762	$12,546
10/31/2020	$11,263	$12,166	$11,719	$12,490
11/30/2020	$11,315	$12,197	$11,733	$12,612
12/31/2020	$11,328	$12,195	$11,737	$12,630
1/31/2021	$11,301	$12,135	$11,709	$12,539
2/28/2021	$11,189	$11,976	$11,613	$12,358
3/31/2021	$11,066	$11,845	$11,535	$12,204
4/30/2021	$11,128	$11,924	$11,577	$12,300
5/31/2021	$11,112	$11,942	$11,614	$12,340
6/30/2021	$11,145	$11,983	$11,606	$12,427
7/31/2021	$11,237	$12,107	$11,695	$12,566
8/31/2021	$11,202	$12,086	$11,676	$12,542
9/30/2021	$11,107	$11,993	$11,605	$12,433
10/31/2021	$11,089	$11,977	$11,539	$12,430
11/30/2021	$11,111	$12,023	$11,568	$12,467
12/31/2021	$11,054	$11,983	$11,538	$12,435
1/31/2022	$10,861	$11,779	$11,391	$12,167
2/28/2022	$10,757	$11,685	$11,339	$12,031
3/31/2022	$10,428	$11,348	$11,055	$11,697
4/30/2022	$10,080	$10,985	$10,879	$11,253
5/31/2022	$10,115	$11,045	$10,952	$11,326
6/30/2022	$9,975	$10,918	$10,872	$11,148
7/31/2022	$10,177	$11,159	$11,016	$11,420
8/31/2022	$9,890	$10,844	$10,796	$11,098
9/30/2022	$9,474	$10,407	$10,540	$10,618
10/31/2022	$9,303	$10,262	$10,492	$10,481
11/30/2022	$9,593	$10,588	$10,671	$10,866
12/31/2022	$9,533	$10,539	$10,646	$10,817
1/31/2023	$9,836	$10,833	$10,816	$11,150
2/28/2023	$9,598	$10,571	$10,628	$10,862
3/31/2023	$9,794	$10,831	$10,887	$11,138
4/30/2023	$9,854	$10,889	$10,945	$11,205
5/31/2023	$9,758	$10,784	$10,864	$11,083
6/30/2023	$9,662	$10,717	$10,764	$11,044
7/31/2023	$9,636	$10,693	$10,776	$11,036
8/31/2023	$9,580	$10,628	$10,782	$10,965
9/30/2023	$9,333	$10,361	$10,680	$10,687
10/31/2023	$9,177	$10,206	$10,645	$10,518
11/30/2023	$9,555	$10,621	$10,878	$10,994
12/31/2023	$9,914	$11,012	$11,105	$11,415
1/31/2024	$9,896	$10,977	$11,129	$11,384
2/29/2024	$9,738	$10,824	$11,012	$11,223
3/31/2024	$9,804	$10,910	$11,066	$11,327
4/30/2024	$9,553	$10,633	$10,916	$11,041
5/31/2024	$9,711	$10,807	$11,037	$11,228
6/30/2024	$9,818	$10,922	$11,131	$11,334
7/31/2024	$10,049	$11,177	$11,334	$11,599
8/31/2024	$10,188	$11,332	$11,457	$11,765

AssetsNet		$ 469,621,362	$ 469,621,362
Holdings Count | Holding		315	315
Advisory Fees Paid, Amount		$ 1,937,058
InvestmentCompanyPortfolioTurnover		77.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 1/31/2026	9.0
FNMA, 2.00%, 2/1/2052	6.7
Resolution Funding Corp. Principal STRIPS, 0.00%, 1/15/2030	2.8
FHLMC, 2.50%, 6/1/2051	2.2
FNMA, 4.50%, 9/1/2052	2.1
GNMA, 6.00%, 9/15/2054	1.9
GNMA, 2.50%, 4/20/2052	1.9
GNMA, 2.00%, 3/20/2052	1.7
Resolution Funding Corp. Principal STRIPS, 0.00%, 4/15/2030	1.6
FHLMC, 2.50%, 11/1/2051	1.6

Material Fund Change [Text Block]
C000020349
Shareholder Report [Line Items]
Fund Name		Government Securities Fund
Class Name		Class A
Trading Symbol		SGVDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Government Securities Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$87	0.84%

Expenses Paid, Amount		$ 87
Expense Ratio, Percent		0.84%
Line Graph [Table Text Block]
	Class A with Load	Bloomberg U.S. Aggregate ex Credit Index	Bloomberg U.S. Government Intermediate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$9,550	$10,000	$10,000	$10,000
9/30/2014	$9,514	$9,963	$9,966	$9,932
10/31/2014	$9,599	$10,057	$10,036	$10,030
11/30/2014	$9,674	$10,130	$10,087	$10,101
12/31/2014	$9,684	$10,143	$10,060	$10,110
1/31/2015	$9,846	$10,325	$10,221	$10,322
2/28/2015	$9,757	$10,230	$10,133	$10,225
3/31/2015	$9,806	$10,282	$10,186	$10,273
4/30/2015	$9,778	$10,256	$10,177	$10,236
5/31/2015	$9,750	$10,245	$10,182	$10,211
6/30/2015	$9,661	$10,162	$10,143	$10,100
7/31/2015	$9,746	$10,236	$10,183	$10,170
8/31/2015	$9,726	$10,241	$10,189	$10,156
9/30/2015	$9,794	$10,318	$10,265	$10,224
10/31/2015	$9,774	$10,300	$10,232	$10,226
11/30/2015	$9,737	$10,271	$10,199	$10,199
12/31/2015	$9,713	$10,257	$10,179	$10,166
1/31/2016	$9,876	$10,435	$10,341	$10,306
2/29/2016	$9,935	$10,503	$10,392	$10,379
3/31/2016	$9,959	$10,529	$10,411	$10,474
4/30/2016	$9,958	$10,531	$10,409	$10,514
5/31/2016	$9,960	$10,537	$10,394	$10,517
6/30/2016	$10,118	$10,704	$10,541	$10,706
7/31/2016	$10,153	$10,739	$10,545	$10,774
8/31/2016	$10,118	$10,711	$10,497	$10,761
9/30/2016	$10,127	$10,716	$10,515	$10,755
10/31/2016	$10,049	$10,638	$10,465	$10,673
11/30/2016	$9,812	$10,404	$10,289	$10,420
12/31/2016	$9,811	$10,397	$10,286	$10,435
1/31/2017	$9,822	$10,411	$10,307	$10,456
2/28/2017	$9,871	$10,460	$10,337	$10,526
3/31/2017	$9,857	$10,459	$10,342	$10,520
4/30/2017	$9,925	$10,529	$10,396	$10,601
5/31/2017	$9,974	$10,596	$10,437	$10,683
6/30/2017	$9,959	$10,569	$10,410	$10,672
7/31/2017	$9,987	$10,600	$10,443	$10,718
8/31/2017	$10,065	$10,698	$10,506	$10,814
9/30/2017	$10,007	$10,635	$10,446	$10,763
10/31/2017	$10,003	$10,628	$10,432	$10,769
11/30/2017	$9,990	$10,613	$10,401	$10,755
12/31/2017	$10,022	$10,645	$10,403	$10,805
1/31/2018	$9,900	$10,512	$10,304	$10,680
2/28/2018	$9,832	$10,439	$10,274	$10,579
3/31/2018	$9,893	$10,521	$10,327	$10,647
4/30/2018	$9,817	$10,451	$10,269	$10,568
5/31/2018	$9,879	$10,535	$10,335	$10,643
6/30/2018	$9,886	$10,537	$10,334	$10,630
7/31/2018	$9,865	$10,509	$10,314	$10,633
8/31/2018	$9,920	$10,582	$10,375	$10,701
9/30/2018	$9,854	$10,500	$10,322	$10,632
10/31/2018	$9,798	$10,445	$10,326	$10,548
11/30/2018	$9,882	$10,536	$10,397	$10,611
12/31/2018	$10,057	$10,745	$10,552	$10,806
1/31/2019	$10,114	$10,810	$10,597	$10,921
2/28/2019	$10,096	$10,792	$10,589	$10,914
3/31/2019	$10,276	$10,976	$10,718	$11,124
4/30/2019	$10,250	$10,958	$10,723	$11,127
5/31/2019	$10,430	$11,166	$10,880	$11,324
6/30/2019	$10,506	$11,260	$10,970	$11,466
7/31/2019	$10,523	$11,271	$10,951	$11,492
8/31/2019	$10,779	$11,537	$11,148	$11,789
9/30/2019	$10,716	$11,482	$11,099	$11,727
10/31/2019	$10,724	$11,503	$11,131	$11,762
11/30/2019	$10,714	$11,486	$11,104	$11,756
12/31/2019	$10,665	$11,460	$11,100	$11,748
1/31/2020	$10,875	$11,661	$11,257	$11,974
2/29/2020	$11,065	$11,893	$11,442	$12,189
3/31/2020	$11,178	$12,126	$11,675	$12,118
4/30/2020	$11,271	$12,206	$11,707	$12,333
5/31/2020	$11,266	$12,200	$11,729	$12,391
6/30/2020	$11,297	$12,209	$11,739	$12,469
7/31/2020	$11,367	$12,300	$11,776	$12,655
8/31/2020	$11,321	$12,228	$11,753	$12,553
9/30/2020	$11,332	$12,234	$11,762	$12,546
10/31/2020	$11,265	$12,166	$11,719	$12,490
11/30/2020	$11,324	$12,197	$11,733	$12,612
12/31/2020	$11,345	$12,195	$11,737	$12,630
1/31/2021	$11,325	$12,135	$11,709	$12,539
2/28/2021	$11,219	$11,976	$11,613	$12,358
3/31/2021	$11,103	$11,845	$11,535	$12,204
4/30/2021	$11,172	$11,924	$11,577	$12,300
5/31/2021	$11,163	$11,942	$11,614	$12,340
6/30/2021	$11,204	$11,983	$11,606	$12,427
7/31/2021	$11,303	$12,107	$11,695	$12,566
8/31/2021	$11,275	$12,086	$11,676	$12,542
9/30/2021	$11,187	$11,993	$11,605	$12,433
10/31/2021	$11,176	$11,977	$11,539	$12,430
11/30/2021	$11,205	$12,023	$11,568	$12,467
12/31/2021	$11,154	$11,983	$11,538	$12,435
1/31/2022	$10,967	$11,779	$11,391	$12,167
2/28/2022	$10,868	$11,685	$11,339	$12,031
3/31/2022	$10,543	$11,348	$11,055	$11,697
4/30/2022	$10,197	$10,985	$10,879	$11,253
5/31/2022	$10,239	$11,045	$10,952	$11,326
6/30/2022	$10,104	$10,918	$10,872	$11,148
7/31/2022	$10,315	$11,159	$11,016	$11,420
8/31/2022	$10,041	$10,844	$10,796	$11,098
9/30/2022	$9,618	$10,407	$10,540	$10,618
10/31/2022	$9,444	$10,262	$10,492	$10,481
11/30/2022	$9,739	$10,588	$10,671	$10,866
12/31/2022	$9,678	$10,539	$10,646	$10,817
1/31/2023	$9,986	$10,833	$10,816	$11,150
2/28/2023	$9,744	$10,571	$10,628	$10,862
3/31/2023	$9,943	$10,831	$10,887	$11,138
4/30/2023	$10,004	$10,889	$10,945	$11,205
5/31/2023	$9,906	$10,784	$10,864	$11,083
6/30/2023	$9,809	$10,717	$10,764	$11,044
7/31/2023	$9,783	$10,693	$10,776	$11,036
8/31/2023	$9,726	$10,628	$10,782	$10,965
9/30/2023	$9,475	$10,361	$10,680	$10,687
10/31/2023	$9,317	$10,206	$10,645	$10,518
11/30/2023	$9,700	$10,621	$10,878	$10,994
12/31/2023	$10,065	$11,012	$11,105	$11,415
1/31/2024	$10,047	$10,977	$11,129	$11,384
2/29/2024	$9,887	$10,824	$11,012	$11,223
3/31/2024	$9,953	$10,910	$11,066	$11,327
4/30/2024	$9,699	$10,633	$10,916	$11,041
5/31/2024	$9,859	$10,807	$11,037	$11,228
6/30/2024	$9,967	$10,922	$11,131	$11,334
7/31/2024	$10,202	$11,177	$11,334	$11,599
8/31/2024	$10,343	$11,332	$11,457	$11,765

AssetsNet		$ 469,621,362	$ 469,621,362
Holdings Count | Holding		315	315
Advisory Fees Paid, Amount		$ 1,937,058
InvestmentCompanyPortfolioTurnover		77.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 1/31/2026	9.0
FNMA, 2.00%, 2/1/2052	6.7
Resolution Funding Corp. Principal STRIPS, 0.00%, 1/15/2030	2.8
FHLMC, 2.50%, 6/1/2051	2.2
FNMA, 4.50%, 9/1/2052	2.1
GNMA, 6.00%, 9/15/2054	1.9
GNMA, 2.50%, 4/20/2052	1.9
GNMA, 2.00%, 3/20/2052	1.7
Resolution Funding Corp. Principal STRIPS, 0.00%, 4/15/2030	1.6
FHLMC, 2.50%, 11/1/2051	1.6

Material Fund Change [Text Block]
C000020348
Shareholder Report [Line Items]
Fund Name		Government Securities Fund
Class Name		Administrator Class
Trading Symbol		WGSDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Government Securities Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$66	0.64%

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.64%
Line Graph [Table Text Block]
	Administrator Class	Bloomberg U.S. Aggregate ex Credit Index	Bloomberg U.S. Government Intermediate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000	$10,000
9/30/2014	$9,955	$9,963	$9,966	$9,932
10/31/2014	$10,054	$10,057	$10,036	$10,030
11/30/2014	$10,135	$10,130	$10,087	$10,101
12/31/2014	$10,138	$10,143	$10,060	$10,110
1/31/2015	$10,319	$10,325	$10,221	$10,322
2/28/2015	$10,227	$10,230	$10,133	$10,225
3/31/2015	$10,272	$10,282	$10,186	$10,273
4/30/2015	$10,244	$10,256	$10,177	$10,236
5/31/2015	$10,225	$10,245	$10,182	$10,211
6/30/2015	$10,134	$10,162	$10,143	$10,100
7/31/2015	$10,215	$10,236	$10,183	$10,170
8/31/2015	$10,197	$10,241	$10,189	$10,156
9/30/2015	$10,269	$10,318	$10,265	$10,224
10/31/2015	$10,260	$10,300	$10,232	$10,226
11/30/2015	$10,223	$10,271	$10,199	$10,199
12/31/2015	$10,199	$10,257	$10,179	$10,166
1/31/2016	$10,372	$10,435	$10,341	$10,306
2/29/2016	$10,436	$10,503	$10,392	$10,379
3/31/2016	$10,453	$10,529	$10,411	$10,474
4/30/2016	$10,463	$10,531	$10,409	$10,514
5/31/2016	$10,458	$10,537	$10,394	$10,517
6/30/2016	$10,626	$10,704	$10,541	$10,706
7/31/2016	$10,665	$10,739	$10,545	$10,774
8/31/2016	$10,639	$10,711	$10,497	$10,761
9/30/2016	$10,651	$10,716	$10,515	$10,755
10/31/2016	$10,571	$10,638	$10,465	$10,673
11/30/2016	$10,323	$10,404	$10,289	$10,420
12/31/2016	$10,324	$10,397	$10,286	$10,435
1/31/2017	$10,338	$10,411	$10,307	$10,456
2/28/2017	$10,391	$10,460	$10,337	$10,526
3/31/2017	$10,378	$10,459	$10,342	$10,520
4/30/2017	$10,451	$10,529	$10,396	$10,601
5/31/2017	$10,505	$10,596	$10,437	$10,683
6/30/2017	$10,491	$10,569	$10,410	$10,672
7/31/2017	$10,522	$10,600	$10,443	$10,718
8/31/2017	$10,606	$10,698	$10,506	$10,814
9/30/2017	$10,547	$10,635	$10,446	$10,763
10/31/2017	$10,535	$10,628	$10,432	$10,769
11/30/2017	$10,523	$10,613	$10,401	$10,755
12/31/2017	$10,558	$10,645	$10,403	$10,805
1/31/2018	$10,432	$10,512	$10,304	$10,680
2/28/2018	$10,371	$10,439	$10,274	$10,579
3/31/2018	$10,437	$10,521	$10,327	$10,647
4/30/2018	$10,359	$10,451	$10,269	$10,568
5/31/2018	$10,426	$10,535	$10,335	$10,643
6/30/2018	$10,435	$10,537	$10,334	$10,630
7/31/2018	$10,415	$10,509	$10,314	$10,633
8/31/2018	$10,475	$10,582	$10,375	$10,701
9/30/2018	$10,407	$10,500	$10,322	$10,632
10/31/2018	$10,350	$10,445	$10,326	$10,548
11/30/2018	$10,441	$10,536	$10,397	$10,611
12/31/2018	$10,627	$10,745	$10,552	$10,806
1/31/2019	$10,680	$10,810	$10,597	$10,921
2/28/2019	$10,672	$10,792	$10,589	$10,914
3/31/2019	$10,855	$10,976	$10,718	$11,124
4/30/2019	$10,828	$10,958	$10,723	$11,127
5/31/2019	$11,021	$11,166	$10,880	$11,324
6/30/2019	$11,113	$11,260	$10,970	$11,466
7/31/2019	$11,133	$11,271	$10,951	$11,492
8/31/2019	$11,397	$11,537	$11,148	$11,789
9/30/2019	$11,342	$11,482	$11,099	$11,727
10/31/2019	$11,353	$11,503	$11,131	$11,762
11/30/2019	$11,334	$11,486	$11,104	$11,756
12/31/2019	$11,294	$11,460	$11,100	$11,748
1/31/2020	$11,508	$11,661	$11,257	$11,974
2/29/2020	$11,722	$11,893	$11,442	$12,189
3/31/2020	$11,834	$12,126	$11,675	$12,118
4/30/2020	$11,934	$12,206	$11,707	$12,333
5/31/2020	$11,940	$12,200	$11,729	$12,391
6/30/2020	$11,965	$12,209	$11,739	$12,469
7/31/2020	$12,052	$12,300	$11,776	$12,655
8/31/2020	$11,994	$12,228	$11,753	$12,553
9/30/2020	$12,008	$12,234	$11,762	$12,546
10/31/2020	$11,949	$12,166	$11,719	$12,490
11/30/2020	$12,004	$12,197	$11,733	$12,612
12/31/2020	$12,038	$12,195	$11,737	$12,630
1/31/2021	$12,009	$12,135	$11,709	$12,539
2/28/2021	$11,899	$11,976	$11,613	$12,358
3/31/2021	$11,777	$11,845	$11,535	$12,204
4/30/2021	$11,863	$11,924	$11,577	$12,300
5/31/2021	$11,855	$11,942	$11,614	$12,340
6/30/2021	$11,890	$11,983	$11,606	$12,427
7/31/2021	$11,998	$12,107	$11,695	$12,566
8/31/2021	$11,970	$12,086	$11,676	$12,542
9/30/2021	$11,888	$11,993	$11,605	$12,433
10/31/2021	$11,879	$11,977	$11,539	$12,430
11/30/2021	$11,911	$12,023	$11,568	$12,467
12/31/2021	$11,850	$11,983	$11,538	$12,435
1/31/2022	$11,663	$11,779	$11,391	$12,167
2/28/2022	$11,560	$11,685	$11,339	$12,031
3/31/2022	$11,215	$11,348	$11,055	$11,697
4/30/2022	$10,839	$10,985	$10,879	$11,253
5/31/2022	$10,886	$11,045	$10,952	$11,326
6/30/2022	$10,754	$10,918	$10,872	$11,148
7/31/2022	$10,970	$11,159	$11,016	$11,420
8/31/2022	$10,680	$10,844	$10,796	$11,098
9/30/2022	$10,242	$10,407	$10,540	$10,618
10/31/2022	$10,059	$10,262	$10,492	$10,481
11/30/2022	$10,375	$10,588	$10,671	$10,866
12/31/2022	$10,311	$10,539	$10,646	$10,817
1/31/2023	$10,641	$10,833	$10,816	$11,150
2/28/2023	$10,374	$10,571	$10,628	$10,862
3/31/2023	$10,599	$10,831	$10,887	$11,138
4/30/2023	$10,666	$10,889	$10,945	$11,205
5/31/2023	$10,564	$10,784	$10,864	$11,083
6/30/2023	$10,461	$10,717	$10,764	$11,044
7/31/2023	$10,435	$10,693	$10,776	$11,036
8/31/2023	$10,376	$10,628	$10,782	$10,965
9/30/2023	$10,111	$10,361	$10,680	$10,687
10/31/2023	$9,943	$10,206	$10,645	$10,518
11/30/2023	$10,354	$10,621	$10,878	$10,994
12/31/2023	$10,735	$11,012	$11,105	$11,415
1/31/2024	$10,717	$10,977	$11,129	$11,384
2/29/2024	$10,547	$10,824	$11,012	$11,223
3/31/2024	$10,632	$10,910	$11,066	$11,327
4/30/2024	$10,361	$10,633	$10,916	$11,041
5/31/2024	$10,534	$10,807	$11,037	$11,228
6/30/2024	$10,652	$10,922	$11,131	$11,334
7/31/2024	$10,893	$11,177	$11,334	$11,599
8/31/2024	$11,057	$11,332	$11,457	$11,765

AssetsNet		$ 469,621,362	$ 469,621,362
Holdings Count | Holding		315	315
Advisory Fees Paid, Amount		$ 1,937,058
InvestmentCompanyPortfolioTurnover		77.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 1/31/2026	9.0
FNMA, 2.00%, 2/1/2052	6.7
Resolution Funding Corp. Principal STRIPS, 0.00%, 1/15/2030	2.8
FHLMC, 2.50%, 6/1/2051	2.2
FNMA, 4.50%, 9/1/2052	2.1
GNMA, 6.00%, 9/15/2054	1.9
GNMA, 2.50%, 4/20/2052	1.9
GNMA, 2.00%, 3/20/2052	1.7
Resolution Funding Corp. Principal STRIPS, 0.00%, 4/15/2030	1.6
FHLMC, 2.50%, 11/1/2051	1.6

Material Fund Change [Text Block]
C000150669
Shareholder Report [Line Items]
Fund Name		High Yield Bond Fund
Class Name		Institutional Class
Trading Symbol		EKHIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about High Yield Bond Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$56	0.53%

Expenses Paid, Amount		$ 56
Expense Ratio, Percent		0.53%
Line Graph [Table Text Block]
	Institutional Class	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Universal Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$9,797	$9,790	$9,921
10/31/2014	$9,982	$9,902	$10,018
11/30/2014	$9,926	$9,831	$10,072
12/31/2014	$9,843	$9,686	$10,054
1/31/2015	$9,878	$9,753	$10,245
2/28/2015	$10,096	$9,985	$10,185
3/31/2015	$10,041	$9,932	$10,227
4/30/2015	$10,137	$10,051	$10,215
5/31/2015	$10,144	$10,081	$10,198
6/30/2015	$9,964	$9,927	$10,084
7/31/2015	$10,000	$9,866	$10,142
8/31/2015	$9,851	$9,693	$10,113
9/30/2015	$9,546	$9,441	$10,152
10/31/2015	$9,895	$9,698	$10,185
11/30/2015	$9,744	$9,481	$10,147
12/31/2015	$9,656	$9,236	$10,097
1/31/2016	$9,628	$9,090	$10,208
2/29/2016	$9,728	$9,132	$10,281
3/31/2016	$10,021	$9,536	$10,407
4/30/2016	$10,185	$9,917	$10,478
5/31/2016	$10,223	$9,989	$10,486
6/30/2016	$10,293	$10,097	$10,670
7/31/2016	$10,590	$10,352	$10,758
8/31/2016	$10,764	$10,583	$10,770
9/30/2016	$10,806	$10,651	$10,773
10/31/2016	$10,783	$10,684	$10,701
11/30/2016	$10,698	$10,642	$10,461
12/31/2016	$10,907	$10,851	$10,492
1/31/2017	$10,981	$10,997	$10,529
2/28/2017	$11,193	$11,169	$10,610
3/31/2017	$11,171	$11,145	$10,606
4/30/2017	$11,346	$11,272	$10,694
5/31/2017	$11,460	$11,372	$10,777
6/30/2017	$11,471	$11,384	$10,768
7/31/2017	$11,616	$11,516	$10,821
8/31/2017	$11,628	$11,513	$10,915
9/30/2017	$11,674	$11,616	$10,876
10/31/2017	$11,718	$11,661	$10,889
11/30/2017	$11,728	$11,630	$10,873
12/31/2017	$11,738	$11,664	$10,921
1/31/2018	$11,747	$11,738	$10,816
2/28/2018	$11,621	$11,629	$10,713
3/31/2018	$11,525	$11,557	$10,767
4/30/2018	$11,534	$11,634	$10,695
5/31/2018	$11,512	$11,632	$10,754
6/30/2018	$11,520	$11,672	$10,738
7/31/2018	$11,671	$11,803	$10,761
8/31/2018	$11,719	$11,888	$10,814
9/30/2018	$11,728	$11,957	$10,767
10/31/2018	$11,415	$11,762	$10,677
11/30/2018	$11,354	$11,655	$10,725
12/31/2018	$11,112	$11,399	$10,893
1/31/2019	$11,594	$11,923	$11,043
2/28/2019	$11,898	$12,124	$11,055
3/31/2019	$11,983	$12,243	$11,255
4/30/2019	$12,141	$12,414	$11,271
5/31/2019	$11,893	$12,257	$11,443
6/30/2019	$12,311	$12,557	$11,605
7/31/2019	$12,321	$12,621	$11,640
8/31/2019	$12,329	$12,671	$11,903
9/30/2019	$12,375	$12,711	$11,851
10/31/2019	$12,422	$12,740	$11,890
11/30/2019	$12,617	$12,775	$11,887
12/31/2019	$12,852	$13,042	$11,905
1/31/2020	$12,860	$13,043	$12,119
2/29/2020	$12,560	$12,841	$12,300
3/31/2020	$11,573	$11,331	$12,060
4/30/2020	$11,965	$11,761	$12,301
5/31/2020	$12,358	$12,299	$12,416
6/30/2020	$12,441	$12,419	$12,520
7/31/2020	$12,913	$13,012	$12,740
8/31/2020	$13,074	$13,140	$12,666
9/30/2020	$12,960	$13,004	$12,644
10/31/2020	$12,965	$13,064	$12,598
11/30/2020	$13,401	$13,587	$12,763
12/31/2020	$13,601	$13,846	$12,807
1/31/2021	$13,564	$13,899	$12,726
2/28/2021	$13,528	$13,948	$12,562
3/31/2021	$13,526	$13,972	$12,416
4/30/2021	$13,646	$14,125	$12,520
5/31/2021	$13,647	$14,166	$12,568
6/30/2021	$13,808	$14,359	$12,660
7/31/2021	$13,929	$14,410	$12,787
8/31/2021	$14,052	$14,489	$12,778
9/30/2021	$13,889	$14,494	$12,669
10/31/2021	$13,850	$14,468	$12,659
11/30/2021	$13,769	$14,320	$12,674
12/31/2021	$14,016	$14,589	$12,666
1/31/2022	$13,613	$14,188	$12,388
2/28/2022	$13,540	$14,061	$12,219
3/31/2022	$13,428	$13,931	$11,891
4/30/2022	$12,901	$13,424	$11,448
5/31/2022	$12,874	$13,457	$11,511
6/30/2022	$12,047	$12,541	$11,281
7/31/2022	$12,693	$13,297	$11,564
8/31/2022	$12,411	$12,978	$11,264
9/30/2022	$12,001	$12,456	$10,778
10/31/2022	$12,358	$12,811	$10,660
11/30/2022	$12,590	$13,051	$11,058
12/31/2022	$12,482	$12,952	$11,020
1/31/2023	$12,976	$13,459	$11,362
2/28/2023	$12,782	$13,285	$11,083
3/31/2023	$12,903	$13,434	$11,343
4/30/2023	$12,980	$13,564	$11,412
5/31/2023	$12,885	$13,435	$11,294
6/30/2023	$13,102	$13,654	$11,276
7/31/2023	$13,317	$13,848	$11,287
8/31/2023	$13,353	$13,888	$11,219
9/30/2023	$13,208	$13,726	$10,952
10/31/2023	$13,018	$13,556	$10,787
11/30/2023	$13,561	$14,173	$11,273
12/31/2023	$13,968	$14,696	$11,700
1/31/2024	$14,005	$14,698	$11,672
2/29/2024	$14,041	$14,742	$11,532
3/31/2024	$14,265	$14,917	$11,646
4/30/2024	$14,155	$14,768	$11,374
5/31/2024	$14,285	$14,936	$11,562
6/30/2024	$14,417	$15,080	$11,668
7/31/2024	$14,697	$15,376	$11,933
8/31/2024	$14,834	$15,621	$12,108

AssetsNet		$ 284,401,028	$ 284,401,028
Holdings Count | Holding		259	259
Advisory Fees Paid, Amount		$ 1,282,329
InvestmentCompanyPortfolioTurnover		65.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

CCM Merger, Inc., 6.38%, 5/1/2026	1.1
Iron Mountain, Inc., 4.50%, 2/15/2031	1.1
Bristow Group, Inc., 6.88%, 3/1/2028	1.0
GIP III Stetson I LP, 8.75%, 10/31/2028	1.0
Werner FinCo LP/Werner FinCo, Inc., (PIK at 5.75%) 14.50%, 10/15/2028	1.0
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/2030	0.9
Air Canada Pass-Through Trust, 10.50%, 7/15/2026	0.9
Camelot Return Merger Sub, Inc., 8.75%, 8/1/2028	0.9
CoreCivic, Inc., 8.25%, 4/15/2029	0.9
PG&E Corp., 5.25%, 7/1/2030	0.9

Material Fund Change [Text Block]
C000089486
Shareholder Report [Line Items]
Fund Name		High Yield Bond Fund
Class Name		Class C
Trading Symbol		EKHCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about High Yield Bond Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$175	1.67%

Expenses Paid, Amount		$ 175
Expense Ratio, Percent		1.67%
Line Graph [Table Text Block]
	Class C with Load	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Universal Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$9,789	$9,790	$9,921
10/31/2014	$9,995	$9,902	$10,018
11/30/2014	$9,904	$9,831	$10,072
12/31/2014	$9,811	$9,686	$10,054
1/31/2015	$9,867	$9,753	$10,245
2/28/2015	$10,047	$9,985	$10,185
3/31/2015	$10,012	$9,932	$10,227
4/30/2015	$10,069	$10,051	$10,215
5/31/2015	$10,066	$10,081	$10,198
6/30/2015	$9,910	$9,927	$10,084
7/31/2015	$9,905	$9,866	$10,142
8/31/2015	$9,748	$9,693	$10,113
9/30/2015	$9,437	$9,441	$10,152
10/31/2015	$9,773	$9,698	$10,185
11/30/2015	$9,615	$9,481	$10,147
12/31/2015	$9,551	$9,236	$10,097
1/31/2016	$9,515	$9,090	$10,208
2/29/2016	$9,606	$9,132	$10,281
3/31/2016	$9,886	$9,536	$10,407
4/30/2016	$10,038	$9,917	$10,478
5/31/2016	$10,066	$9,989	$10,486
6/30/2016	$10,127	$10,097	$10,670
7/31/2016	$10,410	$10,352	$10,758
8/31/2016	$10,570	$10,583	$10,770
9/30/2016	$10,602	$10,651	$10,773
10/31/2016	$10,569	$10,684	$10,701
11/30/2016	$10,475	$10,642	$10,461
12/31/2016	$10,670	$10,851	$10,492
1/31/2017	$10,732	$10,997	$10,529
2/28/2017	$10,929	$11,169	$10,610
3/31/2017	$10,897	$11,145	$10,606
4/30/2017	$11,058	$11,272	$10,694
5/31/2017	$11,125	$11,372	$10,777
6/30/2017	$11,158	$11,384	$10,768
7/31/2017	$11,288	$11,516	$10,821
8/31/2017	$11,256	$11,513	$10,915
9/30/2017	$11,323	$11,616	$10,876
10/31/2017	$11,355	$11,661	$10,889
11/30/2017	$11,354	$11,630	$10,873
12/31/2017	$11,319	$11,664	$10,921
1/31/2018	$11,350	$11,738	$10,816
2/28/2018	$11,218	$11,629	$10,713
3/31/2018	$11,115	$11,557	$10,767
4/30/2018	$11,079	$11,634	$10,695
5/31/2018	$11,081	$11,632	$10,754
6/30/2018	$11,078	$11,672	$10,738
7/31/2018	$11,212	$11,803	$10,761
8/31/2018	$11,248	$11,888	$10,814
9/30/2018	$11,246	$11,957	$10,767
10/31/2018	$10,935	$11,762	$10,677
11/30/2018	$10,866	$11,655	$10,725
12/31/2018	$10,624	$11,399	$10,893
1/31/2019	$11,074	$11,923	$11,043
2/28/2019	$11,320	$12,124	$11,055
3/31/2019	$11,425	$12,243	$11,255
4/30/2019	$11,529	$12,414	$11,271
5/31/2019	$11,282	$12,257	$11,443
6/30/2019	$11,668	$12,557	$11,605
7/31/2019	$11,667	$12,621	$11,640
8/31/2019	$11,698	$12,671	$11,903
9/30/2019	$11,696	$12,711	$11,851
10/31/2019	$11,764	$12,740	$11,890
11/30/2019	$11,902	$12,775	$11,887
12/31/2019	$12,149	$13,042	$11,905
1/31/2020	$12,108	$13,043	$12,119
2/29/2020	$11,850	$12,841	$12,300
3/31/2020	$10,871	$11,331	$12,060
4/30/2020	$11,230	$11,761	$12,301
5/31/2020	$11,590	$12,299	$12,416
6/30/2020	$11,657	$12,419	$12,520
7/31/2020	$12,088	$13,012	$12,740
8/31/2020	$12,264	$13,140	$12,666
9/30/2020	$12,183	$13,004	$12,644
10/31/2020	$12,175	$13,064	$12,598
11/30/2020	$12,572	$13,587	$12,763
12/31/2020	$12,747	$13,846	$12,807
1/31/2021	$12,700	$13,899	$12,726
2/28/2021	$12,655	$13,948	$12,562
3/31/2021	$12,641	$13,972	$12,416
4/30/2021	$12,741	$14,125	$12,520
5/31/2021	$12,692	$14,166	$12,568
6/30/2021	$12,829	$14,359	$12,660
7/31/2021	$12,967	$14,410	$12,787
8/31/2021	$13,031	$14,489	$12,778
9/30/2021	$12,868	$14,494	$12,669
10/31/2021	$12,856	$14,468	$12,659
11/30/2021	$12,732	$14,320	$12,674
12/31/2021	$12,986	$14,589	$12,666
1/31/2022	$12,563	$14,188	$12,388
2/28/2022	$12,485	$14,061	$12,219
3/31/2022	$12,369	$13,931	$11,891
4/30/2022	$11,911	$13,424	$11,448
5/31/2022	$11,836	$13,457	$11,511
6/30/2022	$11,065	$12,541	$11,281
7/31/2022	$11,687	$13,297	$11,564
8/31/2022	$11,416	$12,978	$11,264
9/30/2022	$10,996	$12,456	$10,778
10/31/2022	$11,360	$12,811	$10,660
11/30/2022	$11,530	$13,051	$11,058
12/31/2022	$11,467	$12,952	$11,020
1/31/2023	$11,877	$13,459	$11,362
2/28/2023	$11,734	$13,285	$11,083
3/31/2023	$11,802	$13,434	$11,343
4/30/2023	$11,909	$13,564	$11,412
5/31/2023	$11,817	$13,435	$11,294
6/30/2023	$12,012	$13,654	$11,276
7/31/2023	$12,205	$13,848	$11,287
8/31/2023	$12,234	$13,888	$11,219
9/30/2023	$12,056	$13,726	$10,952
10/31/2023	$11,920	$13,556	$10,787
11/30/2023	$12,370	$14,173	$11,273
12/31/2023	$12,781	$14,696	$11,700
1/31/2024	$12,811	$14,698	$11,672
2/29/2024	$12,839	$14,742	$11,532
3/31/2024	$12,997	$14,917	$11,646
4/30/2024	$12,936	$14,768	$11,374
5/31/2024	$13,050	$14,936	$11,562
6/30/2024	$13,166	$15,080	$11,668
7/31/2024	$13,374	$15,376	$11,933
8/31/2024	$13,538	$15,621	$12,108

AssetsNet		$ 284,401,028	$ 284,401,028
Holdings Count | Holding		259	259
Advisory Fees Paid, Amount		$ 1,282,329
InvestmentCompanyPortfolioTurnover		65.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

CCM Merger, Inc., 6.38%, 5/1/2026	1.1
Iron Mountain, Inc., 4.50%, 2/15/2031	1.1
Bristow Group, Inc., 6.88%, 3/1/2028	1.0
GIP III Stetson I LP, 8.75%, 10/31/2028	1.0
Werner FinCo LP/Werner FinCo, Inc., (PIK at 5.75%) 14.50%, 10/15/2028	1.0
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/2030	0.9
Air Canada Pass-Through Trust, 10.50%, 7/15/2026	0.9
Camelot Return Merger Sub, Inc., 8.75%, 8/1/2028	0.9
CoreCivic, Inc., 8.25%, 4/15/2029	0.9
PG&E Corp., 5.25%, 7/1/2030	0.9

Material Fund Change [Text Block]
C000089484
Shareholder Report [Line Items]
Fund Name		High Yield Bond Fund
Class Name		Class A
Trading Symbol		EKHAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about High Yield Bond Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$97	0.92%

Expenses Paid, Amount		$ 97
Expense Ratio, Percent		0.92%
Line Graph [Table Text Block]
	Class A with Load	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Universal Bond Index
8/31/2014	$9,544	$10,000	$10,000
9/30/2014	$9,348	$9,790	$9,921
10/31/2014	$9,523	$9,902	$10,018
11/30/2014	$9,470	$9,831	$10,072
12/31/2014	$9,387	$9,686	$10,054
1/31/2015	$9,447	$9,753	$10,245
2/28/2015	$9,624	$9,985	$10,185
3/31/2015	$9,598	$9,932	$10,227
4/30/2015	$9,658	$10,051	$10,215
5/31/2015	$9,661	$10,081	$10,198
6/30/2015	$9,517	$9,927	$10,084
7/31/2015	$9,519	$9,866	$10,142
8/31/2015	$9,373	$9,693	$10,113
9/30/2015	$9,080	$9,441	$10,152
10/31/2015	$9,410	$9,698	$10,185
11/30/2015	$9,263	$9,481	$10,147
12/31/2015	$9,207	$9,236	$10,097
1/31/2016	$9,178	$9,090	$10,208
2/29/2016	$9,271	$9,132	$10,281
3/31/2016	$9,547	$9,536	$10,407
4/30/2016	$9,700	$9,917	$10,478
5/31/2016	$9,734	$9,989	$10,486
6/30/2016	$9,799	$10,097	$10,670
7/31/2016	$10,048	$10,352	$10,758
8/31/2016	$10,240	$10,583	$10,770
9/30/2016	$10,277	$10,651	$10,773
10/31/2016	$10,252	$10,684	$10,701
11/30/2016	$10,167	$10,642	$10,461
12/31/2016	$10,362	$10,851	$10,492
1/31/2017	$10,429	$10,997	$10,529
2/28/2017	$10,627	$11,169	$10,610
3/31/2017	$10,602	$11,145	$10,606
4/30/2017	$10,766	$11,272	$10,694
5/31/2017	$10,838	$11,372	$10,777
6/30/2017	$10,877	$11,384	$10,768
7/31/2017	$11,010	$11,516	$10,821
8/31/2017	$10,986	$11,513	$10,915
9/30/2017	$11,058	$11,616	$10,876
10/31/2017	$11,096	$11,661	$10,889
11/30/2017	$11,102	$11,630	$10,873
12/31/2017	$11,075	$11,664	$10,921
1/31/2018	$11,112	$11,738	$10,816
2/28/2018	$10,990	$11,629	$10,713
3/31/2018	$10,896	$11,557	$10,767
4/30/2018	$10,867	$11,634	$10,695
5/31/2018	$10,876	$11,632	$10,754
6/30/2018	$10,880	$11,672	$10,738
7/31/2018	$11,018	$11,803	$10,761
8/31/2018	$11,061	$11,888	$10,814
9/30/2018	$11,065	$11,957	$10,767
10/31/2018	$10,766	$11,762	$10,677
11/30/2018	$10,706	$11,655	$10,725
12/31/2018	$10,473	$11,399	$10,893
1/31/2019	$10,924	$11,923	$11,043
2/28/2019	$11,173	$12,124	$11,055
3/31/2019	$11,284	$12,243	$11,255
4/30/2019	$11,428	$12,414	$11,271
5/31/2019	$11,156	$12,257	$11,443
6/30/2019	$11,546	$12,557	$11,605
7/31/2019	$11,587	$12,621	$11,640
8/31/2019	$11,590	$12,671	$11,903
9/30/2019	$11,595	$12,711	$11,851
10/31/2019	$11,670	$12,740	$11,890
11/30/2019	$11,814	$12,775	$11,887
12/31/2019	$12,066	$13,042	$11,905
1/31/2020	$12,069	$13,043	$12,119
2/29/2020	$11,784	$12,841	$12,300
3/31/2020	$10,818	$11,331	$12,060
4/30/2020	$11,218	$11,761	$12,301
5/31/2020	$11,547	$12,299	$12,416
6/30/2020	$11,658	$12,419	$12,520
7/31/2020	$12,096	$13,012	$12,740
8/31/2020	$12,206	$13,140	$12,666
9/30/2020	$12,132	$13,004	$12,644
10/31/2020	$12,132	$13,064	$12,598
11/30/2020	$12,537	$13,587	$12,763
12/31/2020	$12,720	$13,846	$12,807
1/31/2021	$12,681	$13,899	$12,726
2/28/2021	$12,643	$13,948	$12,562
3/31/2021	$12,637	$13,972	$12,416
4/30/2021	$12,745	$14,125	$12,520
5/31/2021	$12,704	$14,166	$12,568
6/30/2021	$12,850	$14,359	$12,660
7/31/2021	$12,997	$14,410	$12,787
8/31/2021	$13,069	$14,489	$12,778
9/30/2021	$12,914	$14,494	$12,669
10/31/2021	$12,910	$14,468	$12,659
11/30/2021	$12,792	$14,320	$12,674
12/31/2021	$13,057	$14,589	$12,666
1/31/2022	$12,639	$14,188	$12,388
2/28/2022	$12,567	$14,061	$12,219
3/31/2022	$12,458	$13,931	$11,891
4/30/2022	$12,003	$13,424	$11,448
5/31/2022	$11,934	$13,457	$11,511
6/30/2022	$11,162	$12,541	$11,281
7/31/2022	$11,798	$13,297	$11,564
8/31/2022	$11,532	$12,978	$11,264
9/30/2022	$11,108	$12,456	$10,778
10/31/2022	$11,475	$12,811	$10,660
11/30/2022	$11,647	$13,051	$11,058
12/31/2022	$11,583	$12,952	$11,020
1/31/2023	$11,997	$13,459	$11,362
2/28/2023	$11,853	$13,285	$11,083
3/31/2023	$11,921	$13,434	$11,343
4/30/2023	$12,029	$13,564	$11,412
5/31/2023	$11,937	$13,435	$11,294
6/30/2023	$12,133	$13,654	$11,276
7/31/2023	$12,329	$13,848	$11,287
8/31/2023	$12,358	$13,888	$11,219
9/30/2023	$12,178	$13,726	$10,952
10/31/2023	$12,040	$13,556	$10,787
11/30/2023	$12,496	$14,173	$11,273
12/31/2023	$12,910	$14,696	$11,700
1/31/2024	$12,940	$14,698	$11,672
2/29/2024	$12,969	$14,742	$11,532
3/31/2024	$13,129	$14,917	$11,646
4/30/2024	$13,067	$14,768	$11,374
5/31/2024	$13,182	$14,936	$11,562
6/30/2024	$13,299	$15,080	$11,668
7/31/2024	$13,509	$15,376	$11,933
8/31/2024	$13,675	$15,621	$12,108

AssetsNet		$ 284,401,028	$ 284,401,028
Holdings Count | Holding		259	259
Advisory Fees Paid, Amount		$ 1,282,329
InvestmentCompanyPortfolioTurnover		65.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

CCM Merger, Inc., 6.38%, 5/1/2026	1.1
Iron Mountain, Inc., 4.50%, 2/15/2031	1.1
Bristow Group, Inc., 6.88%, 3/1/2028	1.0
GIP III Stetson I LP, 8.75%, 10/31/2028	1.0
Werner FinCo LP/Werner FinCo, Inc., (PIK at 5.75%) 14.50%, 10/15/2028	1.0
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/2030	0.9
Air Canada Pass-Through Trust, 10.50%, 7/15/2026	0.9
Camelot Return Merger Sub, Inc., 8.75%, 8/1/2028	0.9
CoreCivic, Inc., 8.25%, 4/15/2029	0.9
PG&E Corp., 5.25%, 7/1/2030	0.9

Material Fund Change [Text Block]
C000089487
Shareholder Report [Line Items]
Fund Name		High Yield Bond Fund
Class Name		Administrator Class
Trading Symbol		EKHYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about High Yield Bond Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$84	0.80%

Expenses Paid, Amount		$ 84
Expense Ratio, Percent		0.80%
Line Graph [Table Text Block]
	Administrator Class	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Universal Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$9,797	$9,790	$9,921
10/31/2014	$9,982	$9,902	$10,018
11/30/2014	$9,928	$9,831	$10,072
12/31/2014	$9,813	$9,686	$10,054
1/31/2015	$9,878	$9,753	$10,245
2/28/2015	$10,066	$9,985	$10,185
3/31/2015	$10,039	$9,932	$10,227
4/30/2015	$10,104	$10,051	$10,215
5/31/2015	$10,141	$10,081	$10,198
6/30/2015	$9,961	$9,927	$10,084
7/31/2015	$9,995	$9,866	$10,142
8/31/2015	$9,814	$9,693	$10,113
9/30/2015	$9,540	$9,441	$10,152
10/31/2015	$9,888	$9,698	$10,185
11/30/2015	$9,736	$9,481	$10,147
12/31/2015	$9,679	$9,236	$10,097
1/31/2016	$9,619	$9,090	$10,208
2/29/2016	$9,750	$9,132	$10,281
3/31/2016	$10,041	$9,536	$10,407
4/30/2016	$10,172	$9,917	$10,478
5/31/2016	$10,209	$9,989	$10,486
6/30/2016	$10,279	$10,097	$10,670
7/31/2016	$10,575	$10,352	$10,758
8/31/2016	$10,745	$10,583	$10,770
9/30/2016	$10,785	$10,651	$10,773
10/31/2016	$10,792	$10,684	$10,701
11/30/2016	$10,672	$10,642	$10,461
12/31/2016	$10,878	$10,851	$10,492
1/31/2017	$10,950	$10,997	$10,529
2/28/2017	$11,159	$11,169	$10,610
3/31/2017	$11,134	$11,145	$10,606
4/30/2017	$11,307	$11,272	$10,694
5/31/2017	$11,417	$11,372	$10,777
6/30/2017	$11,426	$11,384	$10,768
7/31/2017	$11,567	$11,516	$10,821
8/31/2017	$11,577	$11,513	$10,915
9/30/2017	$11,620	$11,616	$10,876
10/31/2017	$11,661	$11,661	$10,889
11/30/2017	$11,669	$11,630	$10,873
12/31/2017	$11,676	$11,664	$10,921
1/31/2018	$11,682	$11,738	$10,816
2/28/2018	$11,554	$11,629	$10,713
3/31/2018	$11,457	$11,557	$10,767
4/30/2018	$11,463	$11,634	$10,695
5/31/2018	$11,438	$11,632	$10,754
6/30/2018	$11,444	$11,672	$10,738
7/31/2018	$11,591	$11,803	$10,761
8/31/2018	$11,672	$11,888	$10,814
9/30/2018	$11,643	$11,957	$10,767
10/31/2018	$11,329	$11,762	$10,677
11/30/2018	$11,302	$11,655	$10,725
12/31/2018	$11,023	$11,399	$10,893
1/31/2019	$11,499	$11,923	$11,043
2/28/2019	$11,799	$12,124	$11,055
3/31/2019	$11,880	$12,243	$11,255
4/30/2019	$12,033	$12,414	$11,271
5/31/2019	$11,748	$12,257	$11,443
6/30/2019	$12,160	$12,557	$11,605
7/31/2019	$12,204	$12,621	$11,640
8/31/2019	$12,209	$12,671	$11,903
9/30/2019	$12,253	$12,711	$11,851
10/31/2019	$12,296	$12,740	$11,890
11/30/2019	$12,486	$12,775	$11,887
12/31/2019	$12,716	$13,042	$11,905
1/31/2020	$12,721	$13,043	$12,119
2/29/2020	$12,422	$12,841	$12,300
3/31/2020	$11,442	$11,331	$12,060
4/30/2020	$11,828	$11,761	$12,301
5/31/2020	$12,214	$12,299	$12,416
6/30/2020	$12,294	$12,419	$12,520
7/31/2020	$12,757	$13,012	$12,740
8/31/2020	$12,913	$13,140	$12,666
9/30/2020	$12,799	$13,004	$12,644
10/31/2020	$12,800	$13,064	$12,598
11/30/2020	$13,228	$13,587	$12,763
12/31/2020	$13,422	$13,846	$12,807
1/31/2021	$13,383	$13,899	$12,726
2/28/2021	$13,344	$13,948	$12,562
3/31/2021	$13,340	$13,972	$12,416
4/30/2021	$13,455	$14,125	$12,520
5/31/2021	$13,453	$14,166	$12,568
6/30/2021	$13,608	$14,359	$12,660
7/31/2021	$13,725	$14,410	$12,787
8/31/2021	$13,843	$14,489	$12,778
9/30/2021	$13,680	$14,494	$12,669
10/31/2021	$13,637	$14,468	$12,659
11/30/2021	$13,555	$14,320	$12,674
12/31/2021	$13,795	$14,589	$12,666
1/31/2022	$13,395	$14,188	$12,388
2/28/2022	$13,321	$14,061	$12,219
3/31/2022	$13,207	$13,931	$11,891
4/30/2022	$12,686	$13,424	$11,448
5/31/2022	$12,657	$13,457	$11,511
6/30/2022	$11,842	$12,541	$11,281
7/31/2022	$12,474	$13,297	$11,564
8/31/2022	$12,193	$12,978	$11,264
9/30/2022	$11,788	$12,456	$10,778
10/31/2022	$12,136	$12,811	$10,660
11/30/2022	$12,362	$13,051	$11,058
12/31/2022	$12,253	$12,952	$11,020
1/31/2023	$12,735	$13,459	$11,362
2/28/2023	$12,541	$13,285	$11,083
3/31/2023	$12,657	$13,434	$11,343
4/30/2023	$12,730	$13,564	$11,412
5/31/2023	$12,634	$13,435	$11,294
6/30/2023	$12,843	$13,654	$11,276
7/31/2023	$13,051	$13,848	$11,287
8/31/2023	$13,084	$13,888	$11,219
9/30/2023	$12,939	$13,726	$10,952
10/31/2023	$12,750	$13,556	$10,787
11/30/2023	$13,279	$14,173	$11,273
12/31/2023	$13,674	$14,696	$11,700
1/31/2024	$13,707	$14,698	$11,672
2/29/2024	$13,739	$14,742	$11,532
3/31/2024	$13,956	$14,917	$11,646
4/30/2024	$13,845	$14,768	$11,374
5/31/2024	$13,969	$14,936	$11,562
6/30/2024	$14,095	$15,080	$11,668
7/31/2024	$14,366	$15,376	$11,933
8/31/2024	$14,496	$15,621	$12,108

AssetsNet		$ 284,401,028	$ 284,401,028
Holdings Count | Holding		259	259
Advisory Fees Paid, Amount		$ 1,282,329
InvestmentCompanyPortfolioTurnover		65.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

CCM Merger, Inc., 6.38%, 5/1/2026	1.1
Iron Mountain, Inc., 4.50%, 2/15/2031	1.1
Bristow Group, Inc., 6.88%, 3/1/2028	1.0
GIP III Stetson I LP, 8.75%, 10/31/2028	1.0
Werner FinCo LP/Werner FinCo, Inc., (PIK at 5.75%) 14.50%, 10/15/2028	1.0
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/2030	0.9
Air Canada Pass-Through Trust, 10.50%, 7/15/2026	0.9
Camelot Return Merger Sub, Inc., 8.75%, 8/1/2028	0.9
CoreCivic, Inc., 8.25%, 4/15/2029	0.9
PG&E Corp., 5.25%, 7/1/2030	0.9

Material Fund Change [Text Block]
C000020361
Shareholder Report [Line Items]
Fund Name		Short Duration Government Bond Fund
Class Name		Institutional Class
Trading Symbol		WSGIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Short Duration Government Bond Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$43	0.42%

Expenses Paid, Amount		$ 43
Expense Ratio, Percent		0.42%
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$9,992	$9,994	$9,932
10/31/2014	$10,023	$10,023	$10,030
11/30/2014	$10,044	$10,038	$10,101
12/31/2014	$10,026	$10,014	$10,110
1/31/2015	$10,078	$10,066	$10,322
2/28/2015	$10,060	$10,044	$10,225
3/31/2015	$10,082	$10,068	$10,273
4/30/2015	$10,086	$10,072	$10,236
5/31/2015	$10,089	$10,080	$10,211
6/30/2015	$10,081	$10,082	$10,100
7/31/2015	$10,096	$10,088	$10,170
8/31/2015	$10,081	$10,084	$10,156
9/30/2015	$10,117	$10,114	$10,224
10/31/2015	$10,102	$10,105	$10,226
11/30/2015	$10,086	$10,081	$10,199
12/31/2015	$10,071	$10,071	$10,166
1/31/2016	$10,137	$10,132	$10,306
2/29/2016	$10,152	$10,143	$10,379
3/31/2016	$10,167	$10,161	$10,474
4/30/2016	$10,172	$10,165	$10,514
5/31/2016	$10,167	$10,154	$10,517
6/30/2016	$10,225	$10,214	$10,706
7/31/2016	$10,232	$10,208	$10,774
8/31/2016	$10,219	$10,192	$10,761
9/30/2016	$10,247	$10,204	$10,755
10/31/2016	$10,243	$10,197	$10,673
11/30/2016	$10,188	$10,155	$10,420
12/31/2016	$10,194	$10,158	$10,435
1/31/2017	$10,210	$10,172	$10,456
2/28/2017	$10,225	$10,182	$10,526
3/31/2017	$10,230	$10,187	$10,520
4/30/2017	$10,256	$10,201	$10,601
5/31/2017	$10,272	$10,215	$10,683
6/30/2017	$10,257	$10,207	$10,672
7/31/2017	$10,285	$10,228	$10,718
8/31/2017	$10,302	$10,248	$10,814
9/30/2017	$10,299	$10,231	$10,763
10/31/2017	$10,296	$10,225	$10,769
11/30/2017	$10,272	$10,203	$10,755
12/31/2017	$10,272	$10,204	$10,805
1/31/2018	$10,239	$10,173	$10,680
2/28/2018	$10,238	$10,168	$10,579
3/31/2018	$10,258	$10,189	$10,647
4/30/2018	$10,235	$10,171	$10,568
5/31/2018	$10,246	$10,209	$10,643
6/30/2018	$10,257	$10,210	$10,630
7/31/2018	$10,258	$10,209	$10,633
8/31/2018	$10,282	$10,243	$10,701
9/30/2018	$10,274	$10,230	$10,632
10/31/2018	$10,277	$10,245	$10,548
11/30/2018	$10,313	$10,282	$10,611
12/31/2018	$10,382	$10,364	$10,806
1/31/2019	$10,419	$10,392	$10,921
2/28/2019	$10,423	$10,403	$10,914
3/31/2019	$10,492	$10,467	$11,124
4/30/2019	$10,517	$10,488	$11,127
5/31/2019	$10,596	$10,566	$11,324
6/30/2019	$10,642	$10,620	$11,466
7/31/2019	$10,644	$10,608	$11,492
8/31/2019	$10,723	$10,694	$11,789
9/30/2019	$10,714	$10,682	$11,727
10/31/2019	$10,749	$10,718	$11,762
11/30/2019	$10,738	$10,714	$11,756
12/31/2019	$10,753	$10,737	$11,748
1/31/2020	$10,830	$10,796	$11,974
2/29/2020	$10,943	$10,892	$12,189
3/31/2020	$10,955	$11,030	$12,118
4/30/2020	$11,045	$11,045	$12,333
5/31/2020	$11,079	$11,054	$12,391
6/30/2020	$11,101	$11,058	$12,469
7/31/2020	$11,099	$11,068	$12,655
8/31/2020	$11,128	$11,066	$12,553
9/30/2020	$11,133	$11,069	$12,546
10/31/2020	$11,137	$11,064	$12,490
11/30/2020	$11,140	$11,069	$12,612
12/31/2020	$11,154	$11,074	$12,630
1/31/2021	$11,166	$11,078	$12,539
2/28/2021	$11,155	$11,072	$12,358
3/31/2021	$11,154	$11,069	$12,204
4/30/2021	$11,154	$11,073	$12,300
5/31/2021	$11,143	$11,084	$12,340
6/30/2021	$11,108	$11,065	$12,427
7/31/2021	$11,119	$11,084	$12,566
8/31/2021	$11,107	$11,083	$12,542
9/30/2021	$11,107	$11,072	$12,433
10/31/2021	$11,073	$11,036	$12,430
11/30/2021	$11,039	$11,031	$12,467
12/31/2021	$11,017	$11,008	$12,435
1/31/2022	$10,938	$10,931	$12,167
2/28/2022	$10,870	$10,886	$12,031
3/31/2022	$10,700	$10,733	$11,697
4/30/2022	$10,611	$10,682	$11,253
5/31/2022	$10,652	$10,745	$11,326
6/30/2022	$10,566	$10,677	$11,148
7/31/2022	$10,611	$10,722	$11,420
8/31/2022	$10,530	$10,637	$11,098
9/30/2022	$10,343	$10,512	$10,618
10/31/2022	$10,273	$10,502	$10,481
11/30/2022	$10,368	$10,571	$10,866
12/31/2022	$10,394	$10,589	$10,817
1/31/2023	$10,514	$10,667	$11,150
2/28/2023	$10,435	$10,585	$10,862
3/31/2023	$10,534	$10,758	$11,138
4/30/2023	$10,576	$10,786	$11,205
5/31/2023	$10,536	$10,749	$11,083
6/30/2023	$10,486	$10,695	$11,044
7/31/2023	$10,520	$10,732	$11,036
8/31/2023	$10,558	$10,774	$10,965
9/30/2023	$10,538	$10,772	$10,687
10/31/2023	$10,555	$10,809	$10,518
11/30/2023	$10,718	$10,921	$10,994
12/31/2023	$10,871	$11,046	$11,415
1/31/2024	$10,926	$11,087	$11,384
2/29/2024	$10,895	$11,039	$11,223
3/31/2024	$10,950	$11,078	$11,327
4/30/2024	$10,920	$11,037	$11,041
5/31/2024	$10,991	$11,114	$11,228
6/30/2024	$11,074	$11,179	$11,334
7/31/2024	$11,194	$11,309	$11,599
8/31/2024	$11,303	$11,410	$11,765

AssetsNet		$ 180,695,398	$ 180,695,398
Holdings Count | Holding		73	73
Advisory Fees Paid, Amount		$ 525,612
InvestmentCompanyPortfolioTurnover		200.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.88%, 11/30/2025	8.8
FNMA, 3.44%, 7/1/2049	8.8
U.S. Treasury Notes, 3.75%, 8/31/2026	5.0
U.S. Treasury Notes, 4.38%, 7/31/2026	4.1
FNMA Series 2012-9 Class CF, 5.91%, 2/25/2042	3.6
FNMA Series 2011-47 Class GF, 6.03%, 6/25/2041	3.5
FNMA Series 2018-1 Class FB, 5.71%, 2/25/2048	3.4
FNMA Series 2017-35 Class MC, 2.62%, 12/25/2044	2.9
FHLMC Series 5399 Class FB, 6.25%, 4/25/2054	2.9
FNMA Series 2017-82 Class FE, 5.71%, 10/25/2047	2.6

Material Fund Change [Text Block]
C000120079
Shareholder Report [Line Items]
Fund Name		Short Duration Government Bond Fund
Class Name		Class R6
Trading Symbol		MSDRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Short Duration Government Bond Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$38	0.37%

Expenses Paid, Amount		$ 38
Expense Ratio, Percent		0.37%
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$10,003	$9,994	$9,932
10/31/2014	$10,024	$10,023	$10,030
11/30/2014	$10,055	$10,038	$10,101
12/31/2014	$10,028	$10,014	$10,110
1/31/2015	$10,090	$10,066	$10,322
2/28/2015	$10,063	$10,044	$10,225
3/31/2015	$10,095	$10,068	$10,273
4/30/2015	$10,099	$10,072	$10,236
5/31/2015	$10,102	$10,080	$10,211
6/30/2015	$10,096	$10,082	$10,100
7/31/2015	$10,111	$10,088	$10,170
8/31/2015	$10,096	$10,084	$10,156
9/30/2015	$10,122	$10,114	$10,224
10/31/2015	$10,118	$10,105	$10,226
11/30/2015	$10,103	$10,081	$10,199
12/31/2015	$10,088	$10,071	$10,166
1/31/2016	$10,155	$10,132	$10,306
2/29/2016	$10,160	$10,143	$10,379
3/31/2016	$10,185	$10,161	$10,474
4/30/2016	$10,191	$10,165	$10,514
5/31/2016	$10,176	$10,154	$10,517
6/30/2016	$10,245	$10,214	$10,706
7/31/2016	$10,252	$10,208	$10,774
8/31/2016	$10,229	$10,192	$10,761
9/30/2016	$10,258	$10,204	$10,755
10/31/2016	$10,265	$10,197	$10,673
11/30/2016	$10,210	$10,155	$10,420
12/31/2016	$10,216	$10,158	$10,435
1/31/2017	$10,223	$10,172	$10,456
2/28/2017	$10,248	$10,182	$10,526
3/31/2017	$10,254	$10,187	$10,520
4/30/2017	$10,280	$10,201	$10,601
5/31/2017	$10,297	$10,215	$10,683
6/30/2017	$10,282	$10,207	$10,672
7/31/2017	$10,310	$10,228	$10,718
8/31/2017	$10,328	$10,248	$10,814
9/30/2017	$10,325	$10,231	$10,763
10/31/2017	$10,312	$10,225	$10,769
11/30/2017	$10,300	$10,203	$10,755
12/31/2017	$10,300	$10,204	$10,805
1/31/2018	$10,268	$10,173	$10,680
2/28/2018	$10,266	$10,168	$10,579
3/31/2018	$10,287	$10,189	$10,647
4/30/2018	$10,265	$10,171	$10,568
5/31/2018	$10,276	$10,209	$10,643
6/30/2018	$10,288	$10,210	$10,630
7/31/2018	$10,290	$10,209	$10,633
8/31/2018	$10,314	$10,243	$10,701
9/30/2018	$10,306	$10,230	$10,632
10/31/2018	$10,310	$10,245	$10,548
11/30/2018	$10,346	$10,282	$10,611
12/31/2018	$10,416	$10,364	$10,806
1/31/2019	$10,453	$10,392	$10,921
2/28/2019	$10,457	$10,403	$10,914
3/31/2019	$10,528	$10,467	$11,124
4/30/2019	$10,553	$10,488	$11,127
5/31/2019	$10,633	$10,566	$11,324
6/30/2019	$10,679	$10,620	$11,466
7/31/2019	$10,682	$10,608	$11,492
8/31/2019	$10,761	$10,694	$11,789
9/30/2019	$10,764	$10,682	$11,727
10/31/2019	$10,788	$10,718	$11,762
11/30/2019	$10,778	$10,714	$11,756
12/31/2019	$10,804	$10,737	$11,748
1/31/2020	$10,871	$10,796	$11,974
2/29/2020	$10,984	$10,892	$12,189
3/31/2020	$10,997	$11,030	$12,118
4/30/2020	$11,088	$11,045	$12,333
5/31/2020	$11,122	$11,054	$12,391
6/30/2020	$11,145	$11,058	$12,469
7/31/2020	$11,143	$11,068	$12,655
8/31/2020	$11,173	$11,066	$12,553
9/30/2020	$11,179	$11,069	$12,546
10/31/2020	$11,183	$11,064	$12,490
11/30/2020	$11,186	$11,069	$12,612
12/31/2020	$11,200	$11,074	$12,630
1/31/2021	$11,213	$11,078	$12,539
2/28/2021	$11,202	$11,072	$12,358
3/31/2021	$11,203	$11,069	$12,204
4/30/2021	$11,203	$11,073	$12,300
5/31/2021	$11,192	$11,084	$12,340
6/30/2021	$11,158	$11,065	$12,427
7/31/2021	$11,170	$11,084	$12,566
8/31/2021	$11,158	$11,083	$12,542
9/30/2021	$11,158	$11,072	$12,433
10/31/2021	$11,124	$11,036	$12,430
11/30/2021	$11,091	$11,031	$12,467
12/31/2021	$11,070	$11,008	$12,435
1/31/2022	$10,991	$10,931	$12,167
2/28/2022	$10,911	$10,886	$12,031
3/31/2022	$10,753	$10,733	$11,697
4/30/2022	$10,653	$10,682	$11,253
5/31/2022	$10,706	$10,745	$11,326
6/30/2022	$10,621	$10,677	$11,148
7/31/2022	$10,654	$10,722	$11,420
8/31/2022	$10,573	$10,637	$11,098
9/30/2022	$10,398	$10,512	$10,618
10/31/2022	$10,317	$10,502	$10,481
11/30/2022	$10,424	$10,571	$10,866
12/31/2022	$10,451	$10,589	$10,817
1/31/2023	$10,572	$10,667	$11,150
2/28/2023	$10,481	$10,585	$10,862
3/31/2023	$10,593	$10,758	$11,138
4/30/2023	$10,636	$10,786	$11,205
5/31/2023	$10,596	$10,749	$11,083
6/30/2023	$10,546	$10,695	$11,044
7/31/2023	$10,581	$10,732	$11,036
8/31/2023	$10,619	$10,774	$10,965
9/30/2023	$10,600	$10,772	$10,687
10/31/2023	$10,617	$10,809	$10,518
11/30/2023	$10,782	$10,921	$10,994
12/31/2023	$10,936	$11,046	$11,415
1/31/2024	$10,991	$11,087	$11,384
2/29/2024	$10,961	$11,039	$11,223
3/31/2024	$11,017	$11,078	$11,327
4/30/2024	$10,974	$11,037	$11,041
5/31/2024	$11,059	$11,114	$11,228
6/30/2024	$11,142	$11,179	$11,334
7/31/2024	$11,264	$11,309	$11,599
8/31/2024	$11,361	$11,410	$11,765

AssetsNet		$ 180,695,398	$ 180,695,398
Holdings Count | Holding		73	73
Advisory Fees Paid, Amount		$ 525,612
InvestmentCompanyPortfolioTurnover		200.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.88%, 11/30/2025	8.8
FNMA, 3.44%, 7/1/2049	8.8
U.S. Treasury Notes, 3.75%, 8/31/2026	5.0
U.S. Treasury Notes, 4.38%, 7/31/2026	4.1
FNMA Series 2012-9 Class CF, 5.91%, 2/25/2042	3.6
FNMA Series 2011-47 Class GF, 6.03%, 6/25/2041	3.5
FNMA Series 2018-1 Class FB, 5.71%, 2/25/2048	3.4
FNMA Series 2017-35 Class MC, 2.62%, 12/25/2044	2.9
FHLMC Series 5399 Class FB, 6.25%, 4/25/2054	2.9
FNMA Series 2017-82 Class FE, 5.71%, 10/25/2047	2.6

Material Fund Change [Text Block]
C000020364
Shareholder Report [Line Items]
Fund Name		Short Duration Government Bond Fund
Class Name		Class C
Trading Symbol		MSDCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Short Duration Government Bond Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$156	1.52%

Expenses Paid, Amount		$ 156
Expense Ratio, Percent		1.52%
Line Graph [Table Text Block]
	Class C with Load	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$9,993	$9,994	$9,932
10/31/2014	$10,004	$10,023	$10,030
11/30/2014	$10,026	$10,038	$10,101
12/31/2014	$9,989	$10,014	$10,110
1/31/2015	$10,031	$10,066	$10,322
2/28/2015	$10,005	$10,044	$10,225
3/31/2015	$10,028	$10,068	$10,273
4/30/2015	$10,022	$10,072	$10,236
5/31/2015	$10,015	$10,080	$10,211
6/30/2015	$9,989	$10,082	$10,100
7/31/2015	$9,995	$10,088	$10,170
8/31/2015	$9,970	$10,084	$10,156
9/30/2015	$9,996	$10,114	$10,224
10/31/2015	$9,972	$10,105	$10,226
11/30/2015	$9,948	$10,081	$10,199
12/31/2015	$9,924	$10,071	$10,166
1/31/2016	$9,979	$10,132	$10,306
2/29/2016	$9,985	$10,143	$10,379
3/31/2016	$9,990	$10,161	$10,474
4/30/2016	$9,986	$10,165	$10,514
5/31/2016	$9,972	$10,154	$10,517
6/30/2016	$10,030	$10,214	$10,706
7/31/2016	$10,017	$10,208	$10,774
8/31/2016	$9,995	$10,192	$10,761
9/30/2016	$10,013	$10,204	$10,755
10/31/2016	$10,000	$10,197	$10,673
11/30/2016	$9,947	$10,155	$10,420
12/31/2016	$9,934	$10,158	$10,435
1/31/2017	$9,940	$10,172	$10,456
2/28/2017	$9,946	$10,182	$10,526
3/31/2017	$9,952	$10,187	$10,520
4/30/2017	$9,958	$10,201	$10,601
5/31/2017	$9,964	$10,215	$10,683
6/30/2017	$9,951	$10,207	$10,672
7/31/2017	$9,958	$10,228	$10,718
8/31/2017	$9,965	$10,248	$10,814
9/30/2017	$9,953	$10,231	$10,763
10/31/2017	$9,941	$10,225	$10,769
11/30/2017	$9,909	$10,203	$10,755
12/31/2017	$9,910	$10,204	$10,805
1/31/2018	$9,859	$10,173	$10,680
2/28/2018	$9,849	$10,168	$10,579
3/31/2018	$9,859	$10,189	$10,647
4/30/2018	$9,828	$10,171	$10,568
5/31/2018	$9,839	$10,209	$10,643
6/30/2018	$9,831	$10,210	$10,630
7/31/2018	$9,823	$10,209	$10,633
8/31/2018	$9,836	$10,243	$10,701
9/30/2018	$9,820	$10,230	$10,632
10/31/2018	$9,814	$10,245	$10,548
11/30/2018	$9,839	$10,282	$10,611
12/31/2018	$9,895	$10,364	$10,806
1/31/2019	$9,921	$10,392	$10,921
2/28/2019	$9,916	$10,403	$10,914
3/31/2019	$9,973	$10,467	$11,124
4/30/2019	$9,987	$10,488	$11,127
5/31/2019	$10,053	$10,566	$11,324
6/30/2019	$10,088	$10,620	$11,466
7/31/2019	$10,080	$10,608	$11,492
8/31/2019	$10,145	$10,694	$11,789
9/30/2019	$10,138	$10,682	$11,727
10/31/2019	$10,151	$10,718	$11,762
11/30/2019	$10,131	$10,714	$11,756
12/31/2019	$10,146	$10,737	$11,748
1/31/2020	$10,199	$10,796	$11,974
2/29/2020	$10,296	$10,892	$12,189
3/31/2020	$10,298	$11,030	$12,118
4/30/2020	$10,374	$11,045	$12,333
5/31/2020	$10,395	$11,054	$12,391
6/30/2020	$10,407	$11,058	$12,469
7/31/2020	$10,395	$11,068	$12,655
8/31/2020	$10,413	$11,066	$12,553
9/30/2020	$10,408	$11,069	$12,546
10/31/2020	$10,402	$11,064	$12,490
11/30/2020	$10,395	$11,069	$12,612
12/31/2020	$10,398	$11,074	$12,630
1/31/2021	$10,399	$11,078	$12,539
2/28/2021	$10,380	$11,072	$12,358
3/31/2021	$10,370	$11,069	$12,204
4/30/2021	$10,360	$11,073	$12,300
5/31/2021	$10,340	$11,084	$12,340
6/30/2021	$10,299	$11,065	$12,427
7/31/2021	$10,299	$11,084	$12,566
8/31/2021	$10,278	$11,083	$12,542
9/30/2021	$10,269	$11,072	$12,433
10/31/2021	$10,217	$11,036	$12,430
11/30/2021	$10,187	$11,031	$12,467
12/31/2021	$10,157	$11,008	$12,435
1/31/2022	$10,075	$10,931	$12,167
2/28/2022	$9,993	$10,886	$12,031
3/31/2022	$9,838	$10,733	$11,697
4/30/2022	$9,736	$10,682	$11,253
5/31/2022	$9,774	$10,745	$11,326
6/30/2022	$9,687	$10,677	$11,148
7/31/2022	$9,719	$10,722	$11,420
8/31/2022	$9,635	$10,637	$11,098
9/30/2022	$9,461	$10,512	$10,618
10/31/2022	$9,394	$10,502	$10,481
11/30/2022	$9,489	$10,571	$10,866
12/31/2022	$9,510	$10,589	$10,817
1/31/2023	$9,617	$10,667	$11,150
2/28/2023	$9,531	$10,585	$10,862
3/31/2023	$9,630	$10,758	$11,138
4/30/2023	$9,666	$10,786	$11,205
5/31/2023	$9,626	$10,749	$11,083
6/30/2023	$9,577	$10,695	$11,044
7/31/2023	$9,605	$10,732	$11,036
8/31/2023	$9,637	$10,774	$10,965
9/30/2023	$9,616	$10,772	$10,687
10/31/2023	$9,628	$10,809	$10,518
11/30/2023	$9,775	$10,921	$10,994
12/31/2023	$9,912	$11,046	$11,415
1/31/2024	$9,959	$11,087	$11,384
2/29/2024	$9,928	$11,039	$11,223
3/31/2024	$9,975	$11,078	$11,327
4/30/2024	$9,933	$11,037	$11,041
5/31/2024	$10,006	$11,114	$11,228
6/30/2024	$10,079	$11,179	$11,334
7/31/2024	$10,185	$11,309	$11,599
8/31/2024	$10,270	$11,410	$11,765

AssetsNet		$ 180,695,398	$ 180,695,398
Holdings Count | Holding		73	73
Advisory Fees Paid, Amount		$ 525,612
InvestmentCompanyPortfolioTurnover		200.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.88%, 11/30/2025	8.8
FNMA, 3.44%, 7/1/2049	8.8
U.S. Treasury Notes, 3.75%, 8/31/2026	5.0
U.S. Treasury Notes, 4.38%, 7/31/2026	4.1
FNMA Series 2012-9 Class CF, 5.91%, 2/25/2042	3.6
FNMA Series 2011-47 Class GF, 6.03%, 6/25/2041	3.5
FNMA Series 2018-1 Class FB, 5.71%, 2/25/2048	3.4
FNMA Series 2017-35 Class MC, 2.62%, 12/25/2044	2.9
FHLMC Series 5399 Class FB, 6.25%, 4/25/2054	2.9
FNMA Series 2017-82 Class FE, 5.71%, 10/25/2047	2.6

Material Fund Change [Text Block]
C000020362
Shareholder Report [Line Items]
Fund Name		Short Duration Government Bond Fund
Class Name		Class A
Trading Symbol		MSDAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Short Duration Government Bond Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$80	0.77%

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.77%
Line Graph [Table Text Block]
	Class A with Load	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$9,800	$10,000	$10,000
9/30/2014	$9,799	$9,994	$9,932
10/31/2014	$9,817	$10,023	$10,030
11/30/2014	$9,844	$10,038	$10,101
12/31/2014	$9,814	$10,014	$10,110
1/31/2015	$9,872	$10,066	$10,322
2/28/2015	$9,841	$10,044	$10,225
3/31/2015	$9,870	$10,068	$10,273
4/30/2015	$9,870	$10,072	$10,236
5/31/2015	$9,870	$10,080	$10,211
6/30/2015	$9,860	$10,082	$10,100
7/31/2015	$9,862	$10,088	$10,170
8/31/2015	$9,854	$10,084	$10,156
9/30/2015	$9,876	$10,114	$10,224
10/31/2015	$9,868	$10,105	$10,226
11/30/2015	$9,850	$10,081	$10,199
12/31/2015	$9,833	$10,071	$10,166
1/31/2016	$9,894	$10,132	$10,306
2/29/2016	$9,896	$10,143	$10,379
3/31/2016	$9,917	$10,161	$10,474
4/30/2016	$9,909	$10,165	$10,514
5/31/2016	$9,901	$10,154	$10,517
6/30/2016	$9,965	$10,214	$10,706
7/31/2016	$9,958	$10,208	$10,774
8/31/2016	$9,943	$10,192	$10,761
9/30/2016	$9,967	$10,204	$10,755
10/31/2016	$9,970	$10,197	$10,673
11/30/2016	$9,914	$10,155	$10,420
12/31/2016	$9,916	$10,158	$10,435
1/31/2017	$9,919	$10,172	$10,456
2/28/2017	$9,941	$10,182	$10,526
3/31/2017	$9,942	$10,187	$10,520
4/30/2017	$9,965	$10,201	$10,601
5/31/2017	$9,977	$10,215	$10,683
6/30/2017	$9,960	$10,207	$10,672
7/31/2017	$9,974	$10,228	$10,718
8/31/2017	$9,987	$10,248	$10,814
9/30/2017	$9,981	$10,231	$10,763
10/31/2017	$9,975	$10,225	$10,769
11/30/2017	$9,950	$10,203	$10,755
12/31/2017	$9,956	$10,204	$10,805
1/31/2018	$9,911	$10,173	$10,680
2/28/2018	$9,907	$10,168	$10,579
3/31/2018	$9,923	$10,189	$10,647
4/30/2018	$9,899	$10,171	$10,568
5/31/2018	$9,916	$10,209	$10,643
6/30/2018	$9,913	$10,210	$10,630
7/31/2018	$9,912	$10,209	$10,633
8/31/2018	$9,931	$10,243	$10,701
9/30/2018	$9,921	$10,230	$10,632
10/31/2018	$9,921	$10,245	$10,548
11/30/2018	$9,963	$10,282	$10,611
12/31/2018	$10,016	$10,364	$10,806
1/31/2019	$10,049	$10,392	$10,921
2/28/2019	$10,050	$10,403	$10,914
3/31/2019	$10,124	$10,467	$11,124
4/30/2019	$10,134	$10,488	$11,127
5/31/2019	$10,208	$10,566	$11,324
6/30/2019	$10,249	$10,620	$11,466
7/31/2019	$10,248	$10,608	$11,492
8/31/2019	$10,321	$10,694	$11,789
9/30/2019	$10,320	$10,682	$11,727
10/31/2019	$10,340	$10,718	$11,762
11/30/2019	$10,337	$10,714	$11,756
12/31/2019	$10,348	$10,737	$11,748
1/31/2020	$10,419	$10,796	$11,974
2/29/2020	$10,514	$10,892	$12,189
3/31/2020	$10,533	$11,030	$12,118
4/30/2020	$10,606	$11,045	$12,333
5/31/2020	$10,635	$11,054	$12,391
6/30/2020	$10,653	$11,058	$12,469
7/31/2020	$10,659	$11,068	$12,655
8/31/2020	$10,673	$11,066	$12,553
9/30/2020	$10,675	$11,069	$12,546
10/31/2020	$10,675	$11,064	$12,490
11/30/2020	$10,685	$11,069	$12,612
12/31/2020	$10,695	$11,074	$12,630
1/31/2021	$10,693	$11,078	$12,539
2/28/2021	$10,679	$11,072	$12,358
3/31/2021	$10,676	$11,069	$12,204
4/30/2021	$10,672	$11,073	$12,300
5/31/2021	$10,658	$11,084	$12,340
6/30/2021	$10,633	$11,065	$12,427
7/31/2021	$10,629	$11,084	$12,566
8/31/2021	$10,625	$11,083	$12,542
9/30/2021	$10,622	$11,072	$12,433
10/31/2021	$10,575	$11,036	$12,430
11/30/2021	$10,551	$11,031	$12,467
12/31/2021	$10,516	$11,008	$12,435
1/31/2022	$10,447	$10,931	$12,167
2/28/2022	$10,368	$10,886	$12,031
3/31/2022	$10,214	$10,733	$11,697
4/30/2022	$10,115	$10,682	$11,253
5/31/2022	$10,161	$10,745	$11,326
6/30/2022	$10,077	$10,677	$11,148
7/31/2022	$10,106	$10,722	$11,420
8/31/2022	$10,025	$10,637	$11,098
9/30/2022	$9,844	$10,512	$10,618
10/31/2022	$9,774	$10,502	$10,481
11/30/2022	$9,873	$10,571	$10,866
12/31/2022	$9,895	$10,589	$10,817
1/31/2023	$10,006	$10,667	$11,150
2/28/2023	$9,917	$10,585	$10,862
3/31/2023	$10,019	$10,758	$11,138
4/30/2023	$10,056	$10,786	$11,205
5/31/2023	$10,015	$10,749	$11,083
6/30/2023	$9,964	$10,695	$11,044
7/31/2023	$9,994	$10,732	$11,036
8/31/2023	$10,027	$10,774	$10,965
9/30/2023	$10,005	$10,772	$10,687
10/31/2023	$10,018	$10,809	$10,518
11/30/2023	$10,170	$10,921	$10,994
12/31/2023	$10,312	$11,046	$11,415
1/31/2024	$10,361	$11,087	$11,384
2/29/2024	$10,329	$11,039	$11,223
3/31/2024	$10,378	$11,078	$11,327
4/30/2024	$10,335	$11,037	$11,041
5/31/2024	$10,411	$11,114	$11,228
6/30/2024	$10,486	$11,179	$11,334
7/31/2024	$10,597	$11,309	$11,599
8/31/2024	$10,685	$11,410	$11,765

AssetsNet		$ 180,695,398	$ 180,695,398
Holdings Count | Holding		73	73
Advisory Fees Paid, Amount		$ 525,612
InvestmentCompanyPortfolioTurnover		200.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.88%, 11/30/2025	8.8
FNMA, 3.44%, 7/1/2049	8.8
U.S. Treasury Notes, 3.75%, 8/31/2026	5.0
U.S. Treasury Notes, 4.38%, 7/31/2026	4.1
FNMA Series 2012-9 Class CF, 5.91%, 2/25/2042	3.6
FNMA Series 2011-47 Class GF, 6.03%, 6/25/2041	3.5
FNMA Series 2018-1 Class FB, 5.71%, 2/25/2048	3.4
FNMA Series 2017-35 Class MC, 2.62%, 12/25/2044	2.9
FHLMC Series 5399 Class FB, 6.25%, 4/25/2054	2.9
FNMA Series 2017-82 Class FE, 5.71%, 10/25/2047	2.6

Material Fund Change [Text Block]
C000020365
Shareholder Report [Line Items]
Fund Name		Short Duration Government Bond Fund
Class Name		Administrator Class
Trading Symbol		MNSGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Short Duration Government Bond Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$62	0.60%

Expenses Paid, Amount		$ 62
Expense Ratio, Percent		0.60%
Line Graph [Table Text Block]
	Administrator Class	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$10,001	$9,994	$9,932
10/31/2014	$10,020	$10,023	$10,030
11/30/2014	$10,050	$10,038	$10,101
12/31/2014	$10,020	$10,014	$10,110
1/31/2015	$10,070	$10,066	$10,322
2/28/2015	$10,051	$10,044	$10,225
3/31/2015	$10,082	$10,068	$10,273
4/30/2015	$10,084	$10,072	$10,236
5/31/2015	$10,085	$10,080	$10,211
6/30/2015	$10,066	$10,082	$10,100
7/31/2015	$10,080	$10,088	$10,170
8/31/2015	$10,063	$10,084	$10,156
9/30/2015	$10,097	$10,114	$10,224
10/31/2015	$10,080	$10,105	$10,226
11/30/2015	$10,064	$10,081	$10,199
12/31/2015	$10,047	$10,071	$10,166
1/31/2016	$10,111	$10,132	$10,306
2/29/2016	$10,125	$10,143	$10,379
3/31/2016	$10,138	$10,161	$10,474
4/30/2016	$10,141	$10,165	$10,514
5/31/2016	$10,135	$10,154	$10,517
6/30/2016	$10,201	$10,214	$10,706
7/31/2016	$10,196	$10,208	$10,774
8/31/2016	$10,182	$10,192	$10,761
9/30/2016	$10,209	$10,204	$10,755
10/31/2016	$10,203	$10,197	$10,673
11/30/2016	$10,157	$10,155	$10,420
12/31/2016	$10,151	$10,158	$10,435
1/31/2017	$10,166	$10,172	$10,456
2/28/2017	$10,179	$10,182	$10,526
3/31/2017	$10,193	$10,187	$10,520
4/30/2017	$10,207	$10,201	$10,601
5/31/2017	$10,221	$10,215	$10,683
6/30/2017	$10,215	$10,207	$10,672
7/31/2017	$10,231	$10,228	$10,718
8/31/2017	$10,246	$10,248	$10,814
9/30/2017	$10,242	$10,231	$10,763
10/31/2017	$10,237	$10,225	$10,769
11/30/2017	$10,212	$10,203	$10,755
12/31/2017	$10,221	$10,204	$10,805
1/31/2018	$10,176	$10,173	$10,680
2/28/2018	$10,173	$10,168	$10,579
3/31/2018	$10,192	$10,189	$10,647
4/30/2018	$10,168	$10,171	$10,568
5/31/2018	$10,187	$10,209	$10,643
6/30/2018	$10,186	$10,210	$10,630
7/31/2018	$10,186	$10,209	$10,633
8/31/2018	$10,208	$10,243	$10,701
9/30/2018	$10,199	$10,230	$10,632
10/31/2018	$10,201	$10,245	$10,548
11/30/2018	$10,234	$10,282	$10,611
12/31/2018	$10,301	$10,364	$10,806
1/31/2019	$10,336	$10,392	$10,921
2/28/2019	$10,339	$10,403	$10,914
3/31/2019	$10,406	$10,467	$11,124
4/30/2019	$10,429	$10,488	$11,127
5/31/2019	$10,506	$10,566	$11,324
6/30/2019	$10,550	$10,620	$11,466
7/31/2019	$10,551	$10,608	$11,492
8/31/2019	$10,627	$10,694	$11,789
9/30/2019	$10,627	$10,682	$11,727
10/31/2019	$10,650	$10,718	$11,762
11/30/2019	$10,648	$10,714	$11,756
12/31/2019	$10,661	$10,737	$11,748
1/31/2020	$10,736	$10,796	$11,974
2/29/2020	$10,835	$10,892	$12,189
3/31/2020	$10,857	$11,030	$12,118
4/30/2020	$10,933	$11,045	$12,333
5/31/2020	$10,965	$11,054	$12,391
6/30/2020	$10,986	$11,058	$12,469
7/31/2020	$10,993	$11,068	$12,655
8/31/2020	$11,009	$11,066	$12,553
9/30/2020	$11,013	$11,069	$12,546
10/31/2020	$11,015	$11,064	$12,490
11/30/2020	$11,016	$11,069	$12,612
12/31/2020	$11,039	$11,074	$12,630
1/31/2021	$11,038	$11,078	$12,539
2/28/2021	$11,025	$11,072	$12,358
3/31/2021	$11,024	$11,069	$12,204
4/30/2021	$11,022	$11,073	$12,300
5/31/2021	$11,009	$11,084	$12,340
6/30/2021	$10,973	$11,065	$12,427
7/31/2021	$10,982	$11,084	$12,566
8/31/2021	$10,980	$11,083	$12,542
9/30/2021	$10,978	$11,072	$12,433
10/31/2021	$10,931	$11,036	$12,430
11/30/2021	$10,908	$11,031	$12,467
12/31/2021	$10,874	$11,008	$12,435
1/31/2022	$10,793	$10,931	$12,167
2/28/2022	$10,725	$10,886	$12,031
3/31/2022	$10,556	$10,733	$11,697
4/30/2022	$10,467	$10,682	$11,253
5/31/2022	$10,516	$10,745	$11,326
6/30/2022	$10,431	$10,677	$11,148
7/31/2022	$10,462	$10,722	$11,420
8/31/2022	$10,380	$10,637	$11,098
9/30/2022	$10,195	$10,512	$10,618
10/31/2022	$10,124	$10,502	$10,481
11/30/2022	$10,228	$10,571	$10,866
12/31/2022	$10,252	$10,589	$10,817
1/31/2023	$10,357	$10,667	$11,150
2/28/2023	$10,278	$10,585	$10,862
3/31/2023	$10,385	$10,758	$11,138
4/30/2023	$10,425	$10,786	$11,205
5/31/2023	$10,373	$10,749	$11,083
6/30/2023	$10,321	$10,695	$11,044
7/31/2023	$10,365	$10,732	$11,036
8/31/2023	$10,401	$10,774	$10,965
9/30/2023	$10,368	$10,772	$10,687
10/31/2023	$10,395	$10,809	$10,518
11/30/2023	$10,554	$10,921	$10,994
12/31/2023	$10,703	$11,046	$11,415
1/31/2024	$10,755	$11,087	$11,384
2/29/2024	$10,712	$11,039	$11,223
3/31/2024	$10,776	$11,078	$11,327
4/30/2024	$10,732	$11,037	$11,041
5/31/2024	$10,813	$11,114	$11,228
6/30/2024	$10,881	$11,179	$11,334
7/31/2024	$10,997	$11,309	$11,599
8/31/2024	$11,103	$11,410	$11,765

AssetsNet		$ 180,695,398	$ 180,695,398
Holdings Count | Holding		73	73
Advisory Fees Paid, Amount		$ 525,612
InvestmentCompanyPortfolioTurnover		200.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.88%, 11/30/2025	8.8
FNMA, 3.44%, 7/1/2049	8.8
U.S. Treasury Notes, 3.75%, 8/31/2026	5.0
U.S. Treasury Notes, 4.38%, 7/31/2026	4.1
FNMA Series 2012-9 Class CF, 5.91%, 2/25/2042	3.6
FNMA Series 2011-47 Class GF, 6.03%, 6/25/2041	3.5
FNMA Series 2018-1 Class FB, 5.71%, 2/25/2048	3.4
FNMA Series 2017-35 Class MC, 2.62%, 12/25/2044	2.9
FHLMC Series 5399 Class FB, 6.25%, 4/25/2054	2.9
FNMA Series 2017-82 Class FE, 5.71%, 10/25/2047	2.6

Material Fund Change [Text Block]
C000020382
Shareholder Report [Line Items]
Fund Name		Short-Term Bond Plus Fund
Class Name		Institutional Class
Trading Symbol		SSHIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Short-Term Bond Plus Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$30	0.29%

Expenses Paid, Amount		$ 30
Expense Ratio, Percent		0.29%
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. 1-3 Year Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$9,989	$9,992	$9,932
10/31/2014	$10,012	$10,020	$10,030
11/30/2014	$10,021	$10,035	$10,101
12/31/2014	$9,986	$10,009	$10,110
1/31/2015	$10,051	$10,061	$10,322
2/28/2015	$10,041	$10,045	$10,225
3/31/2015	$10,074	$10,068	$10,273
4/30/2015	$10,096	$10,076	$10,236
5/31/2015	$10,096	$10,085	$10,211
6/30/2015	$10,084	$10,081	$10,100
7/31/2015	$10,094	$10,088	$10,170
8/31/2015	$10,082	$10,081	$10,156
9/30/2015	$10,094	$10,111	$10,224
10/31/2015	$10,105	$10,108	$10,226
11/30/2015	$10,094	$10,088	$10,199
12/31/2015	$10,074	$10,075	$10,166
1/31/2016	$10,110	$10,127	$10,306
2/29/2016	$10,122	$10,136	$10,379
3/31/2016	$10,182	$10,173	$10,474
4/30/2016	$10,219	$10,187	$10,514
5/31/2016	$10,221	$10,180	$10,517
6/30/2016	$10,281	$10,241	$10,706
7/31/2016	$10,295	$10,243	$10,774
8/31/2016	$10,298	$10,232	$10,761
9/30/2016	$10,311	$10,244	$10,755
10/31/2016	$10,314	$10,240	$10,673
11/30/2016	$10,279	$10,197	$10,420
12/31/2016	$10,292	$10,204	$10,435
1/31/2017	$10,318	$10,223	$10,456
2/28/2017	$10,345	$10,240	$10,526
3/31/2017	$10,347	$10,245	$10,520
4/30/2017	$10,373	$10,264	$10,601
5/31/2017	$10,398	$10,281	$10,683
6/30/2017	$10,400	$10,277	$10,672
7/31/2017	$10,425	$10,304	$10,718
8/31/2017	$10,451	$10,324	$10,814
9/30/2017	$10,442	$10,312	$10,763
10/31/2017	$10,445	$10,309	$10,769
11/30/2017	$10,424	$10,287	$10,755
12/31/2017	$10,427	$10,290	$10,805
1/31/2018	$10,419	$10,263	$10,680
2/28/2018	$10,412	$10,253	$10,579
3/31/2018	$10,417	$10,269	$10,647
4/30/2018	$10,423	$10,259	$10,568
5/31/2018	$10,454	$10,297	$10,643
6/30/2018	$10,449	$10,298	$10,630
7/31/2018	$10,468	$10,304	$10,633
8/31/2018	$10,500	$10,340	$10,701
9/30/2018	$10,507	$10,333	$10,632
10/31/2018	$10,504	$10,344	$10,548
11/30/2018	$10,526	$10,374	$10,611
12/31/2018	$10,573	$10,455	$10,806
1/31/2019	$10,658	$10,495	$10,921
2/28/2019	$10,694	$10,512	$10,914
3/31/2019	$10,767	$10,581	$11,124
4/30/2019	$10,804	$10,605	$11,127
5/31/2019	$10,865	$10,678	$11,324
6/30/2019	$10,926	$10,738	$11,466
7/31/2019	$10,938	$10,731	$11,492
8/31/2019	$11,012	$10,818	$11,789
9/30/2019	$11,023	$10,812	$11,727
10/31/2019	$11,059	$10,850	$11,762
11/30/2019	$11,057	$10,849	$11,756
12/31/2019	$11,080	$10,876	$11,748
1/31/2020	$11,153	$10,936	$11,974
2/29/2020	$11,225	$11,025	$12,189
3/31/2020	$10,945	$11,059	$12,118
4/30/2020	$11,169	$11,129	$12,333
5/31/2020	$11,330	$11,167	$12,391
6/30/2020	$11,440	$11,189	$12,469
7/31/2020	$11,549	$11,210	$12,655
8/31/2020	$11,587	$11,214	$12,553
9/30/2020	$11,592	$11,215	$12,546
10/31/2020	$11,609	$11,217	$12,490
11/30/2020	$11,706	$11,228	$12,612
12/31/2020	$11,756	$11,238	$12,630
1/31/2021	$11,774	$11,242	$12,539
2/28/2021	$11,778	$11,239	$12,358
3/31/2021	$11,765	$11,234	$12,204
4/30/2021	$11,804	$11,242	$12,300
5/31/2021	$11,819	$11,256	$12,340
6/30/2021	$11,823	$11,238	$12,427
7/31/2021	$11,824	$11,258	$12,566
8/31/2021	$11,834	$11,258	$12,542
9/30/2021	$11,823	$11,248	$12,433
10/31/2021	$11,792	$11,212	$12,430
11/30/2021	$11,776	$11,202	$12,467
12/31/2021	$11,774	$11,185	$12,435
1/31/2022	$11,702	$11,105	$12,167
2/28/2022	$11,627	$11,057	$12,031
3/31/2022	$11,469	$10,907	$11,697
4/30/2022	$11,378	$10,848	$11,253
5/31/2022	$11,406	$10,915	$11,326
6/30/2022	$11,263	$10,838	$11,148
7/31/2022	$11,349	$10,895	$11,420
8/31/2022	$11,278	$10,810	$11,098
9/30/2022	$11,104	$10,678	$10,618
10/31/2022	$11,059	$10,664	$10,481
11/30/2022	$11,185	$10,752	$10,866
12/31/2022	$11,227	$10,773	$10,817
1/31/2023	$11,380	$10,859	$11,150
2/28/2023	$11,299	$10,779	$10,862
3/31/2023	$11,446	$10,935	$11,138
4/30/2023	$11,505	$10,973	$11,205
5/31/2023	$11,473	$10,939	$11,083
6/30/2023	$11,441	$10,895	$11,044
7/31/2023	$11,511	$10,940	$11,036
8/31/2023	$11,555	$10,979	$10,965
9/30/2023	$11,543	$10,974	$10,687
10/31/2023	$11,553	$11,009	$10,518
11/30/2023	$11,737	$11,137	$10,994
12/31/2023	$11,922	$11,270	$11,415
1/31/2024	$11,992	$11,314	$11,384
2/29/2024	$11,960	$11,272	$11,223
3/31/2024	$12,020	$11,317	$11,327
4/30/2024	$11,988	$11,279	$11,041
5/31/2024	$12,096	$11,361	$11,228
6/30/2024	$12,163	$11,425	$11,334
7/31/2024	$12,309	$11,560	$11,599
8/31/2024	$12,417	$11,666	$11,765

AssetsNet		$ 632,939,079	$ 632,939,079
Holdings Count | Holding		331	331
Advisory Fees Paid, Amount		$ 961,967
InvestmentCompanyPortfolioTurnover		131.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 0.38%, 12/31/2025	7.6
U.S. Treasury Notes, 1.13%, 1/15/2025	5.8
GNMA, 6.50%, 9/15/2054	4.8
U.S. Treasury Notes, 4.38%, 7/31/2026	3.2
GNMA, 6.00%, 9/15/2054	2.9
GNMA, 5.50%, 9/15/2054	2.5
U.S. Treasury Notes, 3.75%, 8/15/2027	1.2
FNMA, 7.00%, 9/15/2054	1.0
FNMA, 5.00%, 9/15/2039	1.0
iShares 0-5 Year High Yield Corporate Bond ETF	0.9

Material Fund Change [Text Block]
C000205248
Shareholder Report [Line Items]
Fund Name		Short-Term Bond Plus Fund
Class Name		Class R6
Trading Symbol		SSTYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Short-Term Bond Plus Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$25	0.24%

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.24%
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. 1-3 Year Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$9,989	$9,992	$9,932
10/31/2014	$10,012	$10,020	$10,030
11/30/2014	$10,021	$10,035	$10,101
12/31/2014	$9,986	$10,009	$10,110
1/31/2015	$10,051	$10,061	$10,322
2/28/2015	$10,041	$10,045	$10,225
3/31/2015	$10,074	$10,068	$10,273
4/30/2015	$10,096	$10,076	$10,236
5/31/2015	$10,096	$10,085	$10,211
6/30/2015	$10,084	$10,081	$10,100
7/31/2015	$10,094	$10,088	$10,170
8/31/2015	$10,082	$10,081	$10,156
9/30/2015	$10,094	$10,111	$10,224
10/31/2015	$10,105	$10,108	$10,226
11/30/2015	$10,094	$10,088	$10,199
12/31/2015	$10,074	$10,075	$10,166
1/31/2016	$10,110	$10,127	$10,306
2/29/2016	$10,122	$10,136	$10,379
3/31/2016	$10,182	$10,173	$10,474
4/30/2016	$10,219	$10,187	$10,514
5/31/2016	$10,221	$10,180	$10,517
6/30/2016	$10,281	$10,241	$10,706
7/31/2016	$10,295	$10,243	$10,774
8/31/2016	$10,298	$10,232	$10,761
9/30/2016	$10,311	$10,244	$10,755
10/31/2016	$10,314	$10,240	$10,673
11/30/2016	$10,279	$10,197	$10,420
12/31/2016	$10,292	$10,204	$10,435
1/31/2017	$10,318	$10,223	$10,456
2/28/2017	$10,345	$10,240	$10,526
3/31/2017	$10,347	$10,245	$10,520
4/30/2017	$10,373	$10,264	$10,601
5/31/2017	$10,398	$10,281	$10,683
6/30/2017	$10,400	$10,277	$10,672
7/31/2017	$10,425	$10,304	$10,718
8/31/2017	$10,451	$10,324	$10,814
9/30/2017	$10,442	$10,312	$10,763
10/31/2017	$10,445	$10,309	$10,769
11/30/2017	$10,424	$10,287	$10,755
12/31/2017	$10,427	$10,290	$10,805
1/31/2018	$10,419	$10,263	$10,680
2/28/2018	$10,412	$10,253	$10,579
3/31/2018	$10,417	$10,269	$10,647
4/30/2018	$10,423	$10,259	$10,568
5/31/2018	$10,454	$10,297	$10,643
6/30/2018	$10,449	$10,298	$10,630
7/31/2018	$10,468	$10,304	$10,633
8/31/2018	$10,512	$10,340	$10,701
9/30/2018	$10,508	$10,333	$10,632
10/31/2018	$10,506	$10,344	$10,548
11/30/2018	$10,516	$10,374	$10,611
12/31/2018	$10,575	$10,455	$10,806
1/31/2019	$10,648	$10,495	$10,921
2/28/2019	$10,685	$10,512	$10,914
3/31/2019	$10,759	$10,581	$11,124
4/30/2019	$10,796	$10,605	$11,127
5/31/2019	$10,857	$10,678	$11,324
6/30/2019	$10,919	$10,738	$11,466
7/31/2019	$10,931	$10,731	$11,492
8/31/2019	$11,006	$10,818	$11,789
9/30/2019	$11,017	$10,812	$11,727
10/31/2019	$11,054	$10,850	$11,762
11/30/2019	$11,052	$10,849	$11,756
12/31/2019	$11,088	$10,876	$11,748
1/31/2020	$11,148	$10,936	$11,974
2/29/2020	$11,222	$11,025	$12,189
3/31/2020	$10,942	$11,059	$12,118
4/30/2020	$11,166	$11,129	$12,333
5/31/2020	$11,328	$11,167	$12,391
6/30/2020	$11,438	$11,189	$12,469
7/31/2020	$11,548	$11,210	$12,655
8/31/2020	$11,587	$11,214	$12,553
9/30/2020	$11,592	$11,215	$12,546
10/31/2020	$11,609	$11,217	$12,490
11/30/2020	$11,707	$11,228	$12,612
12/31/2020	$11,757	$11,238	$12,630
1/31/2021	$11,776	$11,242	$12,539
2/28/2021	$11,780	$11,239	$12,358
3/31/2021	$11,781	$11,234	$12,204
4/30/2021	$11,807	$11,242	$12,300
5/31/2021	$11,823	$11,256	$12,340
6/30/2021	$11,827	$11,238	$12,427
7/31/2021	$11,829	$11,258	$12,566
8/31/2021	$11,839	$11,258	$12,542
9/30/2021	$11,842	$11,248	$12,433
10/31/2021	$11,798	$11,212	$12,430
11/30/2021	$11,796	$11,202	$12,467
12/31/2021	$11,795	$11,185	$12,435
1/31/2022	$11,709	$11,105	$12,167
2/28/2022	$11,635	$11,057	$12,031
3/31/2022	$11,477	$10,907	$11,697
4/30/2022	$11,386	$10,848	$11,253
5/31/2022	$11,415	$10,915	$11,326
6/30/2022	$11,285	$10,838	$11,148
7/31/2022	$11,358	$10,895	$11,420
8/31/2022	$11,288	$10,810	$11,098
9/30/2022	$11,114	$10,678	$10,618
10/31/2022	$11,083	$10,664	$10,481
11/30/2022	$11,196	$10,752	$10,866
12/31/2022	$11,239	$10,773	$10,817
1/31/2023	$11,406	$10,859	$11,150
2/28/2023	$11,311	$10,779	$10,862
3/31/2023	$11,460	$10,935	$11,138
4/30/2023	$11,519	$10,973	$11,205
5/31/2023	$11,487	$10,939	$11,083
6/30/2023	$11,456	$10,895	$11,044
7/31/2023	$11,526	$10,940	$11,036
8/31/2023	$11,584	$10,979	$10,965
9/30/2023	$11,560	$10,974	$10,687
10/31/2023	$11,584	$11,009	$10,518
11/30/2023	$11,768	$11,137	$10,994
12/31/2023	$11,941	$11,270	$11,415
1/31/2024	$12,011	$11,314	$11,384
2/29/2024	$11,980	$11,272	$11,223
3/31/2024	$12,055	$11,317	$11,327
4/30/2024	$12,009	$11,279	$11,041
5/31/2024	$12,132	$11,361	$11,228
6/30/2024	$12,186	$11,425	$11,334
7/31/2024	$12,332	$11,560	$11,599
8/31/2024	$12,456	$11,666	$11,765

AssetsNet		$ 632,939,079	$ 632,939,079
Holdings Count | Holding		331	331
Advisory Fees Paid, Amount		$ 961,967
InvestmentCompanyPortfolioTurnover		131.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 0.38%, 12/31/2025	7.6
U.S. Treasury Notes, 1.13%, 1/15/2025	5.8
GNMA, 6.50%, 9/15/2054	4.8
U.S. Treasury Notes, 4.38%, 7/31/2026	3.2
GNMA, 6.00%, 9/15/2054	2.9
GNMA, 5.50%, 9/15/2054	2.5
U.S. Treasury Notes, 3.75%, 8/15/2027	1.2
FNMA, 7.00%, 9/15/2054	1.0
FNMA, 5.00%, 9/15/2039	1.0
iShares 0-5 Year High Yield Corporate Bond ETF	0.9

Material Fund Change [Text Block]
C000064987
Shareholder Report [Line Items]
Fund Name		Short-Term Bond Plus Fund
Class Name		Class C
Trading Symbol		WFSHX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Short-Term Bond Plus Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$140	1.36%

Expenses Paid, Amount		$ 140
Expense Ratio, Percent		1.36%
Line Graph [Table Text Block]
	Class C with Load	Bloomberg U.S. 1-3 Year Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$9,980	$9,992	$9,932
10/31/2014	$9,994	$10,020	$10,030
11/30/2014	$10,006	$10,035	$10,101
12/31/2014	$9,962	$10,009	$10,110
1/31/2015	$10,007	$10,061	$10,322
2/28/2015	$10,000	$10,045	$10,225
3/31/2015	$10,014	$10,068	$10,273
4/30/2015	$10,028	$10,076	$10,236
5/31/2015	$10,030	$10,085	$10,211
6/30/2015	$10,010	$10,081	$10,100
7/31/2015	$10,012	$10,088	$10,170
8/31/2015	$9,991	$10,081	$10,156
9/30/2015	$9,994	$10,111	$10,224
10/31/2015	$9,997	$10,108	$10,226
11/30/2015	$9,978	$10,088	$10,199
12/31/2015	$9,950	$10,075	$10,166
1/31/2016	$9,977	$10,127	$10,306
2/29/2016	$9,970	$10,136	$10,379
3/31/2016	$10,020	$10,173	$10,474
4/30/2016	$10,049	$10,187	$10,514
5/31/2016	$10,043	$10,180	$10,517
6/30/2016	$10,093	$10,241	$10,706
7/31/2016	$10,110	$10,243	$10,774
8/31/2016	$10,093	$10,232	$10,761
9/30/2016	$10,098	$10,244	$10,755
10/31/2016	$10,092	$10,240	$10,673
11/30/2016	$10,050	$10,197	$10,420
12/31/2016	$10,054	$10,204	$10,435
1/31/2017	$10,071	$10,223	$10,456
2/28/2017	$10,090	$10,240	$10,526
3/31/2017	$10,094	$10,245	$10,520
4/30/2017	$10,100	$10,264	$10,601
5/31/2017	$10,128	$10,281	$10,683
6/30/2017	$10,121	$10,277	$10,672
7/31/2017	$10,137	$10,304	$10,718
8/31/2017	$10,143	$10,324	$10,814
9/30/2017	$10,137	$10,312	$10,763
10/31/2017	$10,131	$10,309	$10,769
11/30/2017	$10,103	$10,287	$10,755
12/31/2017	$10,097	$10,290	$10,805
1/31/2018	$10,069	$10,263	$10,680
2/28/2018	$10,054	$10,253	$10,579
3/31/2018	$10,050	$10,269	$10,647
4/30/2018	$10,048	$10,259	$10,568
5/31/2018	$10,081	$10,297	$10,643
6/30/2018	$10,067	$10,298	$10,630
7/31/2018	$10,077	$10,304	$10,633
8/31/2018	$10,098	$10,340	$10,701
9/30/2018	$10,097	$10,333	$10,632
10/31/2018	$10,086	$10,344	$10,548
11/30/2018	$10,098	$10,374	$10,611
12/31/2018	$10,134	$10,455	$10,806
1/31/2019	$10,195	$10,495	$10,921
2/28/2019	$10,222	$10,512	$10,914
3/31/2019	$10,295	$10,581	$11,124
4/30/2019	$10,321	$10,605	$11,127
5/31/2019	$10,371	$10,678	$11,324
6/30/2019	$10,420	$10,738	$11,466
7/31/2019	$10,411	$10,731	$11,492
8/31/2019	$10,484	$10,818	$11,789
9/30/2019	$10,474	$10,812	$11,727
10/31/2019	$10,499	$10,850	$11,762
11/30/2019	$10,500	$10,849	$11,756
12/31/2019	$10,513	$10,876	$11,748
1/31/2020	$10,573	$10,936	$11,974
2/29/2020	$10,633	$11,025	$12,189
3/31/2020	$10,347	$11,059	$12,118
4/30/2020	$10,562	$11,129	$12,333
5/31/2020	$10,693	$11,167	$12,391
6/30/2020	$10,800	$11,189	$12,469
7/31/2020	$10,882	$11,210	$12,655
8/31/2020	$10,914	$11,214	$12,553
9/30/2020	$10,909	$11,215	$12,546
10/31/2020	$10,915	$11,217	$12,490
11/30/2020	$10,997	$11,228	$12,612
12/31/2020	$11,034	$11,238	$12,630
1/31/2021	$11,041	$11,242	$12,539
2/28/2021	$11,036	$11,239	$12,358
3/31/2021	$11,029	$11,234	$12,204
4/30/2021	$11,043	$11,242	$12,300
5/31/2021	$11,048	$11,256	$12,340
6/30/2021	$11,042	$11,238	$12,427
7/31/2021	$11,033	$11,258	$12,566
8/31/2021	$11,033	$11,258	$12,542
9/30/2021	$11,026	$11,248	$12,433
10/31/2021	$10,977	$11,212	$12,430
11/30/2021	$10,965	$11,202	$12,467
12/31/2021	$10,948	$11,185	$12,435
1/31/2022	$10,864	$11,105	$12,167
2/28/2022	$10,786	$11,057	$12,031
3/31/2022	$10,630	$10,907	$11,697
4/30/2022	$10,536	$10,848	$11,253
5/31/2022	$10,553	$10,915	$11,326
6/30/2022	$10,423	$10,838	$11,148
7/31/2022	$10,485	$10,895	$11,420
8/31/2022	$10,418	$10,810	$11,098
9/30/2022	$10,255	$10,678	$10,618
10/31/2022	$10,212	$10,664	$10,481
11/30/2022	$10,326	$10,752	$10,866
12/31/2022	$10,361	$10,773	$10,817
1/31/2023	$10,501	$10,859	$11,150
2/28/2023	$10,424	$10,779	$10,862
3/31/2023	$10,544	$10,935	$11,138
4/30/2023	$10,597	$10,973	$11,205
5/31/2023	$10,564	$10,939	$11,083
6/30/2023	$10,532	$10,895	$11,044
7/31/2023	$10,606	$10,940	$11,036
8/31/2023	$10,643	$10,979	$10,965
9/30/2023	$10,630	$10,974	$10,687
10/31/2023	$10,636	$11,009	$10,518
11/30/2023	$10,802	$11,137	$10,994
12/31/2023	$10,969	$11,270	$11,415
1/31/2024	$11,031	$11,314	$11,384
2/29/2024	$11,000	$11,272	$11,223
3/31/2024	$11,051	$11,317	$11,327
4/30/2024	$11,020	$11,279	$11,041
5/31/2024	$11,115	$11,361	$11,228
6/30/2024	$11,174	$11,425	$11,334
7/31/2024	$11,292	$11,560	$11,599
8/31/2024	$11,401	$11,666	$11,765

AssetsNet		$ 632,939,079	$ 632,939,079
Holdings Count | Holding		331	331
Advisory Fees Paid, Amount		$ 961,967
InvestmentCompanyPortfolioTurnover		131.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 0.38%, 12/31/2025	7.6
U.S. Treasury Notes, 1.13%, 1/15/2025	5.8
GNMA, 6.50%, 9/15/2054	4.8
U.S. Treasury Notes, 4.38%, 7/31/2026	3.2
GNMA, 6.00%, 9/15/2054	2.9
GNMA, 5.50%, 9/15/2054	2.5
U.S. Treasury Notes, 3.75%, 8/15/2027	1.2
FNMA, 7.00%, 9/15/2054	1.0
FNMA, 5.00%, 9/15/2039	1.0
iShares 0-5 Year High Yield Corporate Bond ETF	0.9

Material Fund Change [Text Block]
C000020381
Shareholder Report [Line Items]
Fund Name		Short-Term Bond Plus Fund
Class Name		Class A
Trading Symbol		SSTVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Short-Term Bond Plus Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$63	0.61%

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		0.61%
Line Graph [Table Text Block]
	Class A with Load	Bloomberg U.S. 1-3 Year Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$9,800	$10,000	$10,000
9/30/2014	$9,798	$9,992	$9,932
10/31/2014	$9,806	$10,020	$10,030
11/30/2014	$9,825	$10,035	$10,101
12/31/2014	$9,787	$10,009	$10,110
1/31/2015	$9,838	$10,061	$10,322
2/28/2015	$9,837	$10,045	$10,225
3/31/2015	$9,856	$10,068	$10,273
4/30/2015	$9,876	$10,076	$10,236
5/31/2015	$9,885	$10,085	$10,211
6/30/2015	$9,871	$10,081	$10,100
7/31/2015	$9,879	$10,088	$10,170
8/31/2015	$9,865	$10,081	$10,156
9/30/2015	$9,874	$10,111	$10,224
10/31/2015	$9,883	$10,108	$10,226
11/30/2015	$9,871	$10,088	$10,199
12/31/2015	$9,849	$10,075	$10,166
1/31/2016	$9,881	$10,127	$10,306
2/29/2016	$9,881	$10,136	$10,379
3/31/2016	$9,937	$10,173	$10,474
4/30/2016	$9,971	$10,187	$10,514
5/31/2016	$9,971	$10,180	$10,517
6/30/2016	$10,028	$10,241	$10,706
7/31/2016	$10,051	$10,243	$10,774
8/31/2016	$10,040	$10,232	$10,761
9/30/2016	$10,051	$10,244	$10,755
10/31/2016	$10,051	$10,240	$10,673
11/30/2016	$10,016	$10,197	$10,420
12/31/2016	$10,038	$10,204	$10,435
1/31/2017	$10,049	$10,223	$10,456
2/28/2017	$10,074	$10,240	$10,526
3/31/2017	$10,085	$10,245	$10,520
4/30/2017	$10,097	$10,264	$10,601
5/31/2017	$10,131	$10,281	$10,683
6/30/2017	$10,131	$10,277	$10,672
7/31/2017	$10,153	$10,304	$10,718
8/31/2017	$10,165	$10,324	$10,814
9/30/2017	$10,166	$10,312	$10,763
10/31/2017	$10,166	$10,309	$10,769
11/30/2017	$10,144	$10,287	$10,755
12/31/2017	$10,145	$10,290	$10,805
1/31/2018	$10,123	$10,263	$10,680
2/28/2018	$10,114	$10,253	$10,579
3/31/2018	$10,117	$10,269	$10,647
4/30/2018	$10,121	$10,259	$10,568
5/31/2018	$10,160	$10,297	$10,643
6/30/2018	$10,152	$10,298	$10,630
7/31/2018	$10,169	$10,304	$10,633
8/31/2018	$10,197	$10,340	$10,701
9/30/2018	$10,203	$10,333	$10,632
10/31/2018	$10,197	$10,344	$10,548
11/30/2018	$10,216	$10,374	$10,611
12/31/2018	$10,259	$10,455	$10,806
1/31/2019	$10,327	$10,495	$10,921
2/28/2019	$10,360	$10,512	$10,914
3/31/2019	$10,441	$10,581	$11,124
4/30/2019	$10,474	$10,605	$11,127
5/31/2019	$10,531	$10,678	$11,324
6/30/2019	$10,588	$10,738	$11,466
7/31/2019	$10,585	$10,731	$11,492
8/31/2019	$10,666	$10,818	$11,789
9/30/2019	$10,662	$10,812	$11,727
10/31/2019	$10,695	$10,850	$11,762
11/30/2019	$10,702	$10,849	$11,756
12/31/2019	$10,722	$10,876	$11,748
1/31/2020	$10,790	$10,936	$11,974
2/29/2020	$10,858	$11,025	$12,189
3/31/2020	$10,572	$11,059	$12,118
4/30/2020	$10,799	$11,129	$12,333
5/31/2020	$10,940	$11,167	$12,391
6/30/2020	$11,056	$11,189	$12,469
7/31/2020	$11,147	$11,210	$12,655
8/31/2020	$11,195	$11,214	$12,553
9/30/2020	$11,185	$11,215	$12,546
10/31/2020	$11,211	$11,217	$12,490
11/30/2020	$11,290	$11,228	$12,612
12/31/2020	$11,348	$11,238	$12,630
1/31/2021	$11,364	$11,242	$12,539
2/28/2021	$11,365	$11,239	$12,358
3/31/2021	$11,351	$11,234	$12,204
4/30/2021	$11,373	$11,242	$12,300
5/31/2021	$11,398	$11,256	$12,340
6/30/2021	$11,387	$11,238	$12,427
7/31/2021	$11,398	$11,258	$12,566
8/31/2021	$11,392	$11,258	$12,542
9/30/2021	$11,391	$11,248	$12,433
10/31/2021	$11,359	$11,212	$12,430
11/30/2021	$11,342	$11,202	$12,467
12/31/2021	$11,336	$11,185	$12,435
1/31/2022	$11,265	$11,105	$12,167
2/28/2022	$11,178	$11,057	$12,031
3/31/2022	$11,037	$10,907	$11,697
4/30/2022	$10,946	$10,848	$11,253
5/31/2022	$10,958	$10,915	$11,326
6/30/2022	$10,831	$10,838	$11,148
7/31/2022	$10,898	$10,895	$11,420
8/31/2022	$10,841	$10,810	$11,098
9/30/2022	$10,671	$10,678	$10,618
10/31/2022	$10,626	$10,664	$10,481
11/30/2022	$10,745	$10,752	$10,866
12/31/2022	$10,781	$10,773	$10,817
1/31/2023	$10,927	$10,859	$11,150
2/28/2023	$10,847	$10,779	$10,862
3/31/2023	$10,972	$10,935	$11,138
4/30/2023	$11,026	$10,973	$11,205
5/31/2023	$10,993	$10,939	$11,083
6/30/2023	$10,959	$10,895	$11,044
7/31/2023	$11,036	$10,940	$11,036
8/31/2023	$11,075	$10,979	$10,965
9/30/2023	$11,061	$10,974	$10,687
10/31/2023	$11,068	$11,009	$10,518
11/30/2023	$11,241	$11,137	$10,994
12/31/2023	$11,414	$11,270	$11,415
1/31/2024	$11,479	$11,314	$11,384
2/29/2024	$11,446	$11,272	$11,223
3/31/2024	$11,500	$11,317	$11,327
4/30/2024	$11,467	$11,279	$11,041
5/31/2024	$11,566	$11,361	$11,228
6/30/2024	$11,628	$11,425	$11,334
7/31/2024	$11,750	$11,560	$11,599
8/31/2024	$11,864	$11,666	$11,765

AssetsNet		$ 632,939,079	$ 632,939,079
Holdings Count | Holding		331	331
Advisory Fees Paid, Amount		$ 961,967
InvestmentCompanyPortfolioTurnover		131.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 0.38%, 12/31/2025	7.6
U.S. Treasury Notes, 1.13%, 1/15/2025	5.8
GNMA, 6.50%, 9/15/2054	4.8
U.S. Treasury Notes, 4.38%, 7/31/2026	3.2
GNMA, 6.00%, 9/15/2054	2.9
GNMA, 5.50%, 9/15/2054	2.5
U.S. Treasury Notes, 3.75%, 8/15/2027	1.2
FNMA, 7.00%, 9/15/2054	1.0
FNMA, 5.00%, 9/15/2039	1.0
iShares 0-5 Year High Yield Corporate Bond ETF	0.9

Material Fund Change [Text Block]
C000123105
Shareholder Report [Line Items]
Fund Name		Short-Term High Income Fund
Class Name		Institutional Class
Trading Symbol		STYIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Short-Term High Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$52	0.50%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.50%
AssetsNet		$ 1,938,927,345	$ 1,938,927,345
Holdings Count | Holding		181	181
Advisory Fees Paid, Amount		$ 7,225,885
InvestmentCompanyPortfolioTurnover		47.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5/1/2027	1.8
Celanese U.S. Holdings LLC, 6.05%, 3/15/2025	1.5
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5/1/2028	1.5
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/2026	1.5
SS&C Technologies, Inc., 5.50%, 9/30/2027	1.4
Dave & Buster's, Inc., 7.63%, 11/1/2025	1.4
Kinetik Holdings LP, 6.63%, 12/15/2028	1.3
OneMain Finance Corp., 7.13%, 3/15/2026	1.3
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 3/1/2027	1.2
Sirius XM Radio, Inc., 5.00%, 8/1/2027	1.2

Material Fund Change [Text Block]
C000064988
Shareholder Report [Line Items]
Fund Name		Short-Term High Income Fund
Class Name		Class C
Trading Symbol		WFHYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Short-Term High Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$161	1.56%

Expenses Paid, Amount		$ 161
Expense Ratio, Percent		1.56%
AssetsNet		$ 1,938,927,345	$ 1,938,927,345
Holdings Count | Holding		181	181
Advisory Fees Paid, Amount		$ 7,225,885
InvestmentCompanyPortfolioTurnover		47.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5/1/2027	1.8
Celanese U.S. Holdings LLC, 6.05%, 3/15/2025	1.5
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5/1/2028	1.5
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/2026	1.5
SS&C Technologies, Inc., 5.50%, 9/30/2027	1.4
Dave & Buster's, Inc., 7.63%, 11/1/2025	1.4
Kinetik Holdings LP, 6.63%, 12/15/2028	1.3
OneMain Finance Corp., 7.13%, 3/15/2026	1.3
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 3/1/2027	1.2
Sirius XM Radio, Inc., 5.00%, 8/1/2027	1.2

Material Fund Change [Text Block]
C000020384
Shareholder Report [Line Items]
Fund Name		Short-Term High Income Fund
Class Name		Class A
Trading Symbol		SSTHX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Short-Term High Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$84	0.81%

Expenses Paid, Amount		$ 84
Expense Ratio, Percent		0.81%
AssetsNet		$ 1,938,927,345	$ 1,938,927,345
Holdings Count | Holding		181	181
Advisory Fees Paid, Amount		$ 7,225,885
InvestmentCompanyPortfolioTurnover		47.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5/1/2027	1.8
Celanese U.S. Holdings LLC, 6.05%, 3/15/2025	1.5
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5/1/2028	1.5
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/2026	1.5
SS&C Technologies, Inc., 5.50%, 9/30/2027	1.4
Dave & Buster's, Inc., 7.63%, 11/1/2025	1.4
Kinetik Holdings LP, 6.63%, 12/15/2028	1.3
OneMain Finance Corp., 7.13%, 3/15/2026	1.3
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 3/1/2027	1.2
Sirius XM Radio, Inc., 5.00%, 8/1/2027	1.2

Material Fund Change [Text Block]
C000092793
Shareholder Report [Line Items]
Fund Name		Short-Term High Income Fund
Class Name		Administrator Class
Trading Symbol		WDHYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Short-Term High Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$68	0.65%

Expenses Paid, Amount		$ 68
Expense Ratio, Percent		0.65%
AssetsNet		$ 1,938,927,345	$ 1,938,927,345
Holdings Count | Holding		181	181
Advisory Fees Paid, Amount		$ 7,225,885
InvestmentCompanyPortfolioTurnover		47.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5/1/2027	1.8
Celanese U.S. Holdings LLC, 6.05%, 3/15/2025	1.5
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5/1/2028	1.5
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/2026	1.5
SS&C Technologies, Inc., 5.50%, 9/30/2027	1.4
Dave & Buster's, Inc., 7.63%, 11/1/2025	1.4
Kinetik Holdings LP, 6.63%, 12/15/2028	1.3
OneMain Finance Corp., 7.13%, 3/15/2026	1.3
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 3/1/2027	1.2
Sirius XM Radio, Inc., 5.00%, 8/1/2027	1.2

Material Fund Change [Text Block]
C000020396
Shareholder Report [Line Items]
Fund Name		Ultra Short-Term Income Fund
Class Name		Institutional Class
Trading Symbol		SADIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Ultra Short-Term Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$26	0.25%

Expenses Paid, Amount		$ 26
Expense Ratio, Percent		0.25%
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Short-Term Government/Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$9,997	$10,002	$9,932
10/31/2014	$9,995	$10,002	$10,030
11/30/2014	$9,992	$10,004	$10,101
12/31/2014	$9,990	$10,002	$10,110
1/31/2015	$9,999	$10,008	$10,322
2/28/2015	$10,008	$10,009	$10,225
3/31/2015	$10,005	$10,011	$10,273
4/30/2015	$10,014	$10,015	$10,236
5/31/2015	$10,024	$10,018	$10,211
6/30/2015	$10,021	$10,019	$10,100
7/31/2015	$10,019	$10,021	$10,170
8/31/2015	$10,016	$10,022	$10,156
9/30/2015	$10,014	$10,029	$10,224
10/31/2015	$10,036	$10,030	$10,226
11/30/2015	$10,045	$10,028	$10,199
12/31/2015	$10,042	$10,028	$10,166
1/31/2016	$10,040	$10,038	$10,306
2/29/2016	$10,051	$10,043	$10,379
3/31/2016	$10,086	$10,054	$10,474
4/30/2016	$10,121	$10,062	$10,514
5/31/2016	$10,133	$10,064	$10,517
6/30/2016	$10,157	$10,078	$10,706
7/31/2016	$10,181	$10,083	$10,774
8/31/2016	$10,192	$10,087	$10,761
9/30/2016	$10,204	$10,094	$10,755
10/31/2016	$10,216	$10,101	$10,673
11/30/2016	$10,204	$10,101	$10,420
12/31/2016	$10,216	$10,108	$10,435
1/31/2017	$10,240	$10,120	$10,456
2/28/2017	$10,252	$10,128	$10,526
3/31/2017	$10,253	$10,128	$10,520
4/30/2017	$10,265	$10,137	$10,601
5/31/2017	$10,289	$10,143	$10,683
6/30/2017	$10,302	$10,151	$10,672
7/31/2017	$10,314	$10,164	$10,718
8/31/2017	$10,327	$10,175	$10,814
9/30/2017	$10,341	$10,184	$10,763
10/31/2017	$10,354	$10,193	$10,769
11/30/2017	$10,356	$10,198	$10,755
12/31/2017	$10,369	$10,207	$10,805
1/31/2018	$10,372	$10,219	$10,680
2/28/2018	$10,376	$10,225	$10,579
3/31/2018	$10,380	$10,240	$10,647
4/30/2018	$10,409	$10,256	$10,568
5/31/2018	$10,414	$10,274	$10,643
6/30/2018	$10,432	$10,291	$10,630
7/31/2018	$10,462	$10,310	$10,633
8/31/2018	$10,492	$10,331	$10,701
9/30/2018	$10,523	$10,346	$10,632
10/31/2018	$10,529	$10,364	$10,548
11/30/2018	$10,536	$10,385	$10,611
12/31/2018	$10,544	$10,410	$10,806
1/31/2019	$10,616	$10,440	$10,921
2/28/2019	$10,651	$10,461	$10,914
3/31/2019	$10,698	$10,488	$11,124
4/30/2019	$10,721	$10,511	$11,127
5/31/2019	$10,744	$10,537	$11,324
6/30/2019	$10,791	$10,570	$11,466
7/31/2019	$10,813	$10,586	$11,492
8/31/2019	$10,848	$10,616	$11,789
9/30/2019	$10,870	$10,633	$11,727
10/31/2019	$10,904	$10,661	$11,762
11/30/2019	$10,913	$10,673	$11,756
12/31/2019	$10,947	$10,691	$11,748
1/31/2020	$10,981	$10,711	$11,974
2/29/2020	$10,989	$10,740	$12,189
3/31/2020	$10,702	$10,776	$12,118
4/30/2020	$10,890	$10,797	$12,333
5/31/2020	$10,999	$10,808	$12,391
6/30/2020	$11,070	$10,815	$12,469
7/31/2020	$11,126	$10,820	$12,655
8/31/2020	$11,155	$10,824	$12,553
9/30/2020	$11,169	$10,826	$12,546
10/31/2020	$11,182	$10,827	$12,490
11/30/2020	$11,221	$10,830	$12,612
12/31/2020	$11,245	$10,831	$12,630
1/31/2021	$11,255	$10,835	$12,539
2/28/2021	$11,253	$10,837	$12,358
3/31/2021	$11,250	$10,839	$12,204
4/30/2021	$11,273	$10,840	$12,300
5/31/2021	$11,283	$10,843	$12,340
6/30/2021	$11,291	$10,843	$12,427
7/31/2021	$11,285	$10,844	$12,566
8/31/2021	$11,292	$10,846	$12,542
9/30/2021	$11,299	$10,846	$12,433
10/31/2021	$11,292	$10,845	$12,430
11/30/2021	$11,286	$10,844	$12,467
12/31/2021	$11,280	$10,842	$12,435
1/31/2022	$11,260	$10,833	$12,167
2/28/2022	$11,228	$10,827	$12,031
3/31/2022	$11,172	$10,814	$11,697
4/30/2022	$11,144	$10,810	$11,253
5/31/2022	$11,143	$10,827	$11,326
6/30/2022	$11,090	$10,802	$11,148
7/31/2022	$11,143	$10,819	$11,420
8/31/2022	$11,147	$10,827	$11,098
9/30/2022	$11,099	$10,820	$10,618
10/31/2022	$11,093	$10,833	$10,481
11/30/2022	$11,170	$10,872	$10,866
12/31/2022	$11,235	$10,916	$10,817
1/31/2023	$11,354	$10,959	$11,150
2/28/2023	$11,367	$10,984	$10,862
3/31/2023	$11,396	$11,046	$11,138
4/30/2023	$11,452	$11,081	$11,205
5/31/2023	$11,498	$11,111	$11,083
6/30/2023	$11,545	$11,156	$11,044
7/31/2023	$11,619	$11,207	$11,036
8/31/2023	$11,678	$11,257	$10,965
9/30/2023	$11,724	$11,304	$10,687
10/31/2023	$11,760	$11,355	$10,518
11/30/2023	$11,866	$11,418	$10,994
12/31/2023	$11,975	$11,483	$11,415
1/31/2024	$12,059	$11,532	$11,384
2/29/2024	$12,100	$11,568	$11,223
3/31/2024	$12,171	$11,619	$11,327
4/30/2024	$12,201	$11,660	$11,041
5/31/2024	$12,274	$11,718	$11,228
6/30/2024	$12,334	$11,767	$11,334
7/31/2024	$12,424	$11,833	$11,599
8/31/2024	$12,500	$11,898	$11,765

AssetsNet		$ 1,144,942,000	$ 1,144,942,000
Holdings Count | Holding		257	257
Advisory Fees Paid, Amount		$ 1,710,071
InvestmentCompanyPortfolioTurnover		48.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

SPDR Portfolio Short Term Corporate Bond ETF	2.2
U.S. Treasury Notes, 4.25%, 1/31/2026	1.8
SPGN Mortgage Trust, Series 2022-TFLM Class A 6.89%, 2/15/2039	1.7
Domino's Pizza Master Issuer LLC, Series 2015-1A Class A2II, 4.47%, 10/25/2045	1.4
Renesas Electronics Corp., 1.54%, 11/26/2024	1.3
OPG Trust Series 2021-PORT Class A, 5.94%, 10/15/2036	1.3
TRTX Issuer Ltd. Series 2022-FL5 Class A, 6.99%, 2/15/2039	1.3
MF1 Ltd. Series 2021-FL7 Class A, 6.54%, 10/16/2036	1.2
iShares 0-5 Year High Yield Corporate Bond ETF	1.2
Principal Life Global Funding II, 1.38%, 1/10/2025	1.1

Material Fund Change [Text Block]
C000064989
Shareholder Report [Line Items]
Fund Name		Ultra Short-Term Income Fund
Class Name		Class C
Trading Symbol		WUSTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Ultra Short-Term Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$129	1.25%

Expenses Paid, Amount		$ 129
Expense Ratio, Percent		1.25%
Line Graph [Table Text Block]
	Class C with Load	Bloomberg Short-Term Government/Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$9,988	$10,002	$9,932
10/31/2014	$9,977	$10,002	$10,030
11/30/2014	$9,977	$10,004	$10,101
12/31/2014	$9,953	$10,002	$10,110
1/31/2015	$9,953	$10,008	$10,322
2/28/2015	$9,953	$10,009	$10,225
3/31/2015	$9,954	$10,011	$10,273
4/30/2015	$9,954	$10,015	$10,236
5/31/2015	$9,942	$10,018	$10,211
6/30/2015	$9,930	$10,019	$10,100
7/31/2015	$9,931	$10,021	$10,170
8/31/2015	$9,919	$10,022	$10,156
9/30/2015	$9,908	$10,029	$10,224
10/31/2015	$9,920	$10,030	$10,226
11/30/2015	$9,908	$10,028	$10,199
12/31/2015	$9,896	$10,028	$10,166
1/31/2016	$9,885	$10,038	$10,306
2/29/2016	$9,887	$10,043	$10,379
3/31/2016	$9,912	$10,054	$10,474
4/30/2016	$9,950	$10,062	$10,514
5/31/2016	$9,952	$10,064	$10,517
6/30/2016	$9,955	$10,078	$10,706
7/31/2016	$9,969	$10,083	$10,774
8/31/2016	$9,971	$10,087	$10,761
9/30/2016	$9,974	$10,094	$10,755
10/31/2016	$9,976	$10,101	$10,673
11/30/2016	$9,967	$10,101	$10,420
12/31/2016	$9,957	$10,108	$10,435
1/31/2017	$9,971	$10,120	$10,456
2/28/2017	$9,975	$10,128	$10,526
3/31/2017	$9,978	$10,128	$10,520
4/30/2017	$9,981	$10,137	$10,601
5/31/2017	$9,984	$10,143	$10,683
6/30/2017	$9,987	$10,151	$10,672
7/31/2017	$10,001	$10,164	$10,718
8/31/2017	$9,993	$10,175	$10,814
9/30/2017	$9,997	$10,184	$10,763
10/31/2017	$10,000	$10,193	$10,769
11/30/2017	$9,993	$10,198	$10,755
12/31/2017	$9,997	$10,207	$10,805
1/31/2018	$10,002	$10,219	$10,680
2/28/2018	$9,985	$10,225	$10,579
3/31/2018	$9,992	$10,240	$10,647
4/30/2018	$9,999	$10,256	$10,568
5/31/2018	$10,006	$10,274	$10,643
6/30/2018	$10,014	$10,291	$10,630
7/31/2018	$10,034	$10,310	$10,633
8/31/2018	$10,053	$10,331	$10,701
9/30/2018	$10,061	$10,346	$10,632
10/31/2018	$10,058	$10,364	$10,548
11/30/2018	$10,068	$10,385	$10,611
12/31/2018	$10,066	$10,410	$10,806
1/31/2019	$10,113	$10,440	$10,921
2/28/2019	$10,150	$10,461	$10,914
3/31/2019	$10,173	$10,488	$11,124
4/30/2019	$10,198	$10,511	$11,127
5/31/2019	$10,210	$10,537	$11,324
6/30/2019	$10,234	$10,570	$11,466
7/31/2019	$10,257	$10,586	$11,492
8/31/2019	$10,281	$10,616	$11,789
9/30/2019	$10,292	$10,633	$11,727
10/31/2019	$10,303	$10,661	$11,762
11/30/2019	$10,314	$10,673	$11,756
12/31/2019	$10,325	$10,691	$11,748
1/31/2020	$10,347	$10,711	$11,974
2/29/2020	$10,358	$10,740	$12,189
3/31/2020	$10,066	$10,776	$12,118
4/30/2020	$10,233	$10,797	$12,333
5/31/2020	$10,339	$10,808	$12,391
6/30/2020	$10,396	$10,815	$12,469
7/31/2020	$10,440	$10,820	$12,655
8/31/2020	$10,459	$10,824	$12,553
9/30/2020	$10,451	$10,826	$12,546
10/31/2020	$10,454	$10,827	$12,490
11/30/2020	$10,482	$10,830	$12,612
12/31/2020	$10,496	$10,831	$12,630
1/31/2021	$10,496	$10,835	$12,539
2/28/2021	$10,498	$10,837	$12,358
3/31/2021	$10,486	$10,839	$12,204
4/30/2021	$10,499	$10,840	$12,300
5/31/2021	$10,500	$10,843	$12,340
6/30/2021	$10,488	$10,843	$12,427
7/31/2021	$10,488	$10,844	$12,566
8/31/2021	$10,488	$10,846	$12,542
9/30/2021	$10,488	$10,846	$12,433
10/31/2021	$10,476	$10,845	$12,430
11/30/2021	$10,452	$10,844	$12,467
12/31/2021	$10,452	$10,842	$12,435
1/31/2022	$10,415	$10,833	$12,167
2/28/2022	$10,379	$10,827	$12,031
3/31/2022	$10,318	$10,814	$11,697
4/30/2022	$10,283	$10,810	$11,253
5/31/2022	$10,286	$10,827	$11,326
6/30/2022	$10,229	$10,802	$11,148
7/31/2022	$10,257	$10,819	$11,420
8/31/2022	$10,264	$10,827	$11,098
9/30/2022	$10,218	$10,820	$10,618
10/31/2022	$10,198	$10,833	$10,481
11/30/2022	$10,279	$10,872	$10,866
12/31/2022	$10,324	$10,916	$10,817
1/31/2023	$10,431	$10,959	$11,150
2/28/2023	$10,454	$10,984	$10,862
3/31/2023	$10,466	$11,046	$11,138
4/30/2023	$10,528	$11,081	$11,205
5/31/2023	$10,555	$11,111	$11,083
6/30/2023	$10,596	$11,156	$11,044
7/31/2023	$10,674	$11,207	$11,036
8/31/2023	$10,726	$11,257	$10,965
9/30/2023	$10,754	$11,304	$10,687
10/31/2023	$10,797	$11,355	$10,518
11/30/2023	$10,892	$11,418	$10,994
12/31/2023	$10,977	$11,483	$11,415
1/31/2024	$11,064	$11,532	$11,384
2/29/2024	$11,087	$11,568	$11,223
3/31/2024	$11,150	$11,619	$11,327
4/30/2024	$11,175	$11,660	$11,041
5/31/2024	$11,253	$11,718	$11,228
6/30/2024	$11,305	$11,767	$11,334
7/31/2024	$11,385	$11,833	$11,599
8/31/2024	$11,453	$11,898	$11,765

AssetsNet		$ 1,144,942,000	$ 1,144,942,000
Holdings Count | Holding		257	257
Advisory Fees Paid, Amount		$ 1,710,071
InvestmentCompanyPortfolioTurnover		48.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

SPDR Portfolio Short Term Corporate Bond ETF	2.2
U.S. Treasury Notes, 4.25%, 1/31/2026	1.8
SPGN Mortgage Trust, Series 2022-TFLM Class A 6.89%, 2/15/2039	1.7
Domino's Pizza Master Issuer LLC, Series 2015-1A Class A2II, 4.47%, 10/25/2045	1.4
Renesas Electronics Corp., 1.54%, 11/26/2024	1.3
OPG Trust Series 2021-PORT Class A, 5.94%, 10/15/2036	1.3
TRTX Issuer Ltd. Series 2022-FL5 Class A, 6.99%, 2/15/2039	1.3
MF1 Ltd. Series 2021-FL7 Class A, 6.54%, 10/16/2036	1.2
iShares 0-5 Year High Yield Corporate Bond ETF	1.2
Principal Life Global Funding II, 1.38%, 1/10/2025	1.1

Material Fund Change [Text Block]
C000020395
Shareholder Report [Line Items]
Fund Name		Ultra Short-Term Income Fund
Class Name		Class A
Trading Symbol		SADAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Ultra Short-Term Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$52	0.50%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.50%
Line Graph [Table Text Block]
	Class A with Load	Bloomberg Short-Term Government/Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$9,800	$10,000	$10,000
9/30/2014	$9,795	$10,002	$9,932
10/31/2014	$9,789	$10,002	$10,030
11/30/2014	$9,795	$10,004	$10,101
12/31/2014	$9,779	$10,002	$10,110
1/31/2015	$9,785	$10,008	$10,322
2/28/2015	$9,790	$10,009	$10,225
3/31/2015	$9,797	$10,011	$10,273
4/30/2015	$9,803	$10,015	$10,236
5/31/2015	$9,797	$10,018	$10,211
6/30/2015	$9,792	$10,019	$10,100
7/31/2015	$9,799	$10,021	$10,170
8/31/2015	$9,793	$10,022	$10,156
9/30/2015	$9,788	$10,029	$10,224
10/31/2015	$9,806	$10,030	$10,226
11/30/2015	$9,801	$10,028	$10,199
12/31/2015	$9,796	$10,028	$10,166
1/31/2016	$9,790	$10,038	$10,306
2/29/2016	$9,798	$10,043	$10,379
3/31/2016	$9,830	$10,054	$10,474
4/30/2016	$9,861	$10,062	$10,514
5/31/2016	$9,882	$10,064	$10,517
6/30/2016	$9,890	$10,078	$10,706
7/31/2016	$9,911	$10,083	$10,774
8/31/2016	$9,919	$10,087	$10,761
9/30/2016	$9,927	$10,094	$10,755
10/31/2016	$9,936	$10,101	$10,673
11/30/2016	$9,933	$10,101	$10,420
12/31/2016	$9,930	$10,108	$10,435
1/31/2017	$9,950	$10,120	$10,456
2/28/2017	$9,960	$10,128	$10,526
3/31/2017	$9,969	$10,128	$10,520
4/30/2017	$9,978	$10,137	$10,601
5/31/2017	$9,987	$10,143	$10,683
6/30/2017	$9,996	$10,151	$10,672
7/31/2017	$10,006	$10,164	$10,718
8/31/2017	$10,015	$10,175	$10,814
9/30/2017	$10,026	$10,184	$10,763
10/31/2017	$10,035	$10,193	$10,769
11/30/2017	$10,034	$10,198	$10,755
12/31/2017	$10,044	$10,207	$10,805
1/31/2018	$10,056	$10,219	$10,680
2/28/2018	$10,045	$10,225	$10,579
3/31/2018	$10,058	$10,240	$10,647
4/30/2018	$10,071	$10,256	$10,568
5/31/2018	$10,085	$10,274	$10,643
6/30/2018	$10,099	$10,291	$10,630
7/31/2018	$10,125	$10,310	$10,633
8/31/2018	$10,139	$10,331	$10,701
9/30/2018	$10,166	$10,346	$10,632
10/31/2018	$10,169	$10,364	$10,548
11/30/2018	$10,185	$10,385	$10,611
12/31/2018	$10,190	$10,410	$10,806
1/31/2019	$10,244	$10,440	$10,921
2/28/2019	$10,287	$10,461	$10,914
3/31/2019	$10,318	$10,488	$11,124
4/30/2019	$10,349	$10,511	$11,127
5/31/2019	$10,368	$10,537	$11,324
6/30/2019	$10,398	$10,570	$11,466
7/31/2019	$10,428	$10,586	$11,492
8/31/2019	$10,447	$10,616	$11,789
9/30/2019	$10,477	$10,633	$11,727
10/31/2019	$10,495	$10,661	$11,762
11/30/2019	$10,512	$10,673	$11,756
12/31/2019	$10,530	$10,691	$11,748
1/31/2020	$10,560	$10,711	$11,974
2/29/2020	$10,577	$10,740	$12,189
3/31/2020	$10,285	$10,776	$12,118
4/30/2020	$10,463	$10,797	$12,333
5/31/2020	$10,577	$10,808	$12,391
6/30/2020	$10,643	$10,815	$12,469
7/31/2020	$10,695	$10,820	$12,655
8/31/2020	$10,721	$10,824	$12,553
9/30/2020	$10,720	$10,826	$12,546
10/31/2020	$10,730	$10,827	$12,490
11/30/2020	$10,765	$10,830	$12,612
12/31/2020	$10,786	$10,831	$12,630
1/31/2021	$10,794	$10,835	$12,539
2/28/2021	$10,802	$10,837	$12,358
3/31/2021	$10,797	$10,839	$12,204
4/30/2021	$10,817	$10,840	$12,300
5/31/2021	$10,824	$10,843	$12,340
6/30/2021	$10,818	$10,843	$12,427
7/31/2021	$10,822	$10,844	$12,566
8/31/2021	$10,827	$10,846	$12,542
9/30/2021	$10,831	$10,846	$12,433
10/31/2021	$10,823	$10,845	$12,430
11/30/2021	$10,801	$10,844	$12,467
12/31/2021	$10,806	$10,842	$12,435
1/31/2022	$10,772	$10,833	$12,167
2/28/2022	$10,740	$10,827	$12,031
3/31/2022	$10,684	$10,814	$11,697
4/30/2022	$10,655	$10,810	$11,253
5/31/2022	$10,665	$10,827	$11,326
6/30/2022	$10,599	$10,802	$11,148
7/31/2022	$10,648	$10,819	$11,420
8/31/2022	$10,663	$10,827	$11,098
9/30/2022	$10,615	$10,820	$10,618
10/31/2022	$10,594	$10,833	$10,481
11/30/2022	$10,678	$10,872	$10,866
12/31/2022	$10,725	$10,916	$10,817
1/31/2023	$10,836	$10,959	$11,150
2/28/2023	$10,860	$10,984	$10,862
3/31/2023	$10,872	$11,046	$11,138
4/30/2023	$10,937	$11,081	$11,205
5/31/2023	$10,965	$11,111	$11,083
6/30/2023	$11,007	$11,156	$11,044
7/31/2023	$11,089	$11,207	$11,036
8/31/2023	$11,143	$11,257	$10,965
9/30/2023	$11,172	$11,304	$10,687
10/31/2023	$11,216	$11,355	$10,518
11/30/2023	$11,315	$11,418	$10,994
12/31/2023	$11,404	$11,483	$11,415
1/31/2024	$11,494	$11,532	$11,384
2/29/2024	$11,517	$11,568	$11,223
3/31/2024	$11,583	$11,619	$11,327
4/30/2024	$11,609	$11,660	$11,041
5/31/2024	$11,690	$11,718	$11,228
6/30/2024	$11,744	$11,767	$11,334
7/31/2024	$11,827	$11,833	$11,599
8/31/2024	$11,897	$11,898	$11,765

AssetsNet		$ 1,144,942,000	$ 1,144,942,000
Holdings Count | Holding		257	257
Advisory Fees Paid, Amount		$ 1,710,071
InvestmentCompanyPortfolioTurnover		48.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

SPDR Portfolio Short Term Corporate Bond ETF	2.2
U.S. Treasury Notes, 4.25%, 1/31/2026	1.8
SPGN Mortgage Trust, Series 2022-TFLM Class A 6.89%, 2/15/2039	1.7
Domino's Pizza Master Issuer LLC, Series 2015-1A Class A2II, 4.47%, 10/25/2045	1.4
Renesas Electronics Corp., 1.54%, 11/26/2024	1.3
OPG Trust Series 2021-PORT Class A, 5.94%, 10/15/2036	1.3
TRTX Issuer Ltd. Series 2022-FL5 Class A, 6.99%, 2/15/2039	1.3
MF1 Ltd. Series 2021-FL7 Class A, 6.54%, 10/16/2036	1.2
iShares 0-5 Year High Yield Corporate Bond ETF	1.2
Principal Life Global Funding II, 1.38%, 1/10/2025	1.1

Material Fund Change [Text Block]
C000020394
Shareholder Report [Line Items]
Fund Name		Ultra Short-Term Income Fund
Class Name		Administrator Class
Trading Symbol		WUSDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Ultra Short-Term Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$52	0.50%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.50%
Line Graph [Table Text Block]
	Administrator Class	Bloomberg Short-Term Government/Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$9,996	$10,002	$9,932
10/31/2014	$9,991	$10,002	$10,030
11/30/2014	$9,987	$10,004	$10,101
12/31/2014	$9,983	$10,002	$10,110
1/31/2015	$9,991	$10,008	$10,322
2/28/2015	$9,998	$10,009	$10,225
3/31/2015	$9,993	$10,011	$10,273
4/30/2015	$10,013	$10,015	$10,236
5/31/2015	$10,009	$10,018	$10,211
6/30/2015	$10,004	$10,019	$10,100
7/31/2015	$10,000	$10,021	$10,170
8/31/2015	$9,996	$10,022	$10,156
9/30/2015	$9,992	$10,029	$10,224
10/31/2015	$10,012	$10,030	$10,226
11/30/2015	$10,019	$10,028	$10,199
12/31/2015	$10,015	$10,028	$10,166
1/31/2016	$10,011	$10,038	$10,306
2/29/2016	$10,008	$10,043	$10,379
3/31/2016	$10,054	$10,054	$10,474
4/30/2016	$10,087	$10,062	$10,514
5/31/2016	$10,098	$10,064	$10,517
6/30/2016	$10,120	$10,078	$10,706
7/31/2016	$10,142	$10,083	$10,774
8/31/2016	$10,151	$10,087	$10,761
9/30/2016	$10,162	$10,094	$10,755
10/31/2016	$10,172	$10,101	$10,673
11/30/2016	$10,158	$10,101	$10,420
12/31/2016	$10,168	$10,108	$10,435
1/31/2017	$10,178	$10,120	$10,456
2/28/2017	$10,201	$10,128	$10,526
3/31/2017	$10,200	$10,128	$10,520
4/30/2017	$10,211	$10,137	$10,601
5/31/2017	$10,233	$10,143	$10,683
6/30/2017	$10,244	$10,151	$10,672
7/31/2017	$10,254	$10,164	$10,718
8/31/2017	$10,265	$10,175	$10,814
9/30/2017	$10,277	$10,184	$10,763
10/31/2017	$10,289	$10,193	$10,769
11/30/2017	$10,288	$10,198	$10,755
12/31/2017	$10,300	$10,207	$10,805
1/31/2018	$10,301	$10,219	$10,680
2/28/2018	$10,304	$10,225	$10,579
3/31/2018	$10,306	$10,240	$10,647
4/30/2018	$10,321	$10,256	$10,568
5/31/2018	$10,336	$10,274	$10,643
6/30/2018	$10,352	$10,291	$10,630
7/31/2018	$10,380	$10,310	$10,633
8/31/2018	$10,408	$10,331	$10,701
9/30/2018	$10,424	$10,346	$10,632
10/31/2018	$10,441	$10,364	$10,548
11/30/2018	$10,447	$10,385	$10,611
12/31/2018	$10,453	$10,410	$10,806
1/31/2019	$10,510	$10,440	$10,921
2/28/2019	$10,555	$10,461	$10,914
3/31/2019	$10,588	$10,488	$11,124
4/30/2019	$10,621	$10,511	$11,127
5/31/2019	$10,642	$10,537	$11,324
6/30/2019	$10,675	$10,570	$11,466
7/31/2019	$10,707	$10,586	$11,492
8/31/2019	$10,740	$10,616	$11,789
9/30/2019	$10,760	$10,633	$11,727
10/31/2019	$10,780	$10,661	$11,762
11/30/2019	$10,799	$10,673	$11,756
12/31/2019	$10,818	$10,691	$11,748
1/31/2020	$10,850	$10,711	$11,974
2/29/2020	$10,870	$10,740	$12,189
3/31/2020	$10,582	$10,776	$12,118
4/30/2020	$10,754	$10,797	$12,333
5/31/2020	$10,874	$10,808	$12,391
6/30/2020	$10,941	$10,815	$12,469
7/31/2020	$10,995	$10,820	$12,655
8/31/2020	$11,021	$10,824	$12,553
9/30/2020	$11,020	$10,826	$12,546
10/31/2020	$11,030	$10,827	$12,490
11/30/2020	$11,066	$10,830	$12,612
12/31/2020	$11,088	$10,831	$12,630
1/31/2021	$11,096	$10,835	$12,539
2/28/2021	$11,104	$10,837	$12,358
3/31/2021	$11,098	$10,839	$12,204
4/30/2021	$11,119	$10,840	$12,300
5/31/2021	$11,126	$10,843	$12,340
6/30/2021	$11,120	$10,843	$12,427
7/31/2021	$11,124	$10,844	$12,566
8/31/2021	$11,129	$10,846	$12,542
9/30/2021	$11,133	$10,846	$12,433
10/31/2021	$11,124	$10,845	$12,430
11/30/2021	$11,102	$10,844	$12,467
12/31/2021	$11,107	$10,842	$12,435
1/31/2022	$11,072	$10,833	$12,167
2/28/2022	$11,052	$10,827	$12,031
3/31/2022	$10,994	$10,814	$11,697
4/30/2022	$10,964	$10,810	$11,253
5/31/2022	$10,960	$10,827	$11,326
6/30/2022	$10,906	$10,802	$11,148
7/31/2022	$10,943	$10,819	$11,420
8/31/2022	$10,958	$10,827	$11,098
9/30/2022	$10,908	$10,820	$10,618
10/31/2022	$10,887	$10,833	$10,481
11/30/2022	$10,973	$10,872	$10,866
12/31/2022	$11,021	$10,916	$10,817
1/31/2023	$11,150	$10,959	$11,150
2/28/2023	$11,161	$10,984	$10,862
3/31/2023	$11,186	$11,046	$11,138
4/30/2023	$11,240	$11,081	$11,205
5/31/2023	$11,269	$11,111	$11,083
6/30/2023	$11,312	$11,156	$11,044
7/31/2023	$11,396	$11,207	$11,036
8/31/2023	$11,452	$11,257	$10,965
9/30/2023	$11,495	$11,304	$10,687
10/31/2023	$11,528	$11,355	$10,518
11/30/2023	$11,629	$11,418	$10,994
12/31/2023	$11,721	$11,483	$11,415
1/31/2024	$11,813	$11,532	$11,384
2/29/2024	$11,838	$11,568	$11,223
3/31/2024	$11,905	$11,619	$11,327
4/30/2024	$11,931	$11,660	$11,041
5/31/2024	$12,015	$11,718	$11,228
6/30/2024	$12,071	$11,767	$11,334
7/31/2024	$12,156	$11,833	$11,599
8/31/2024	$12,229	$11,898	$11,765

AssetsNet		$ 1,144,942,000	$ 1,144,942,000
Holdings Count | Holding		257	257
Advisory Fees Paid, Amount		$ 1,710,071
InvestmentCompanyPortfolioTurnover		48.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

SPDR Portfolio Short Term Corporate Bond ETF	2.2
U.S. Treasury Notes, 4.25%, 1/31/2026	1.8
SPGN Mortgage Trust, Series 2022-TFLM Class A 6.89%, 2/15/2039	1.7
Domino's Pizza Master Issuer LLC, Series 2015-1A Class A2II, 4.47%, 10/25/2045	1.4
Renesas Electronics Corp., 1.54%, 11/26/2024	1.3
OPG Trust Series 2021-PORT Class A, 5.94%, 10/15/2036	1.3
TRTX Issuer Ltd. Series 2022-FL5 Class A, 6.99%, 2/15/2039	1.3
MF1 Ltd. Series 2021-FL7 Class A, 6.54%, 10/16/2036	1.2
iShares 0-5 Year High Yield Corporate Bond ETF	1.2
Principal Life Global Funding II, 1.38%, 1/10/2025	1.1

Material Fund Change [Text Block]
C000220297
Shareholder Report [Line Items]
Fund Name		Ultra Short-Term Income Fund
Class Name		Class A2
Trading Symbol		WUSNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Ultra Short-Term Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A2	$41	0.40%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.40%
Line Graph [Table Text Block]
	Class A2	Bloomberg Short-Term Government/Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$9,994	$10,002	$9,932
10/31/2014	$9,989	$10,002	$10,030
11/30/2014	$9,995	$10,004	$10,101
12/31/2014	$9,978	$10,002	$10,110
1/31/2015	$9,985	$10,008	$10,322
2/28/2015	$9,990	$10,009	$10,225
3/31/2015	$9,997	$10,011	$10,273
4/30/2015	$10,003	$10,015	$10,236
5/31/2015	$9,997	$10,018	$10,211
6/30/2015	$9,992	$10,019	$10,100
7/31/2015	$9,999	$10,021	$10,170
8/31/2015	$9,993	$10,022	$10,156
9/30/2015	$9,988	$10,029	$10,224
10/31/2015	$10,006	$10,030	$10,226
11/30/2015	$10,001	$10,028	$10,199
12/31/2015	$9,995	$10,028	$10,166
1/31/2016	$9,990	$10,038	$10,306
2/29/2016	$9,998	$10,043	$10,379
3/31/2016	$10,030	$10,054	$10,474
4/30/2016	$10,062	$10,062	$10,514
5/31/2016	$10,083	$10,064	$10,517
6/30/2016	$10,092	$10,078	$10,706
7/31/2016	$10,113	$10,083	$10,774
8/31/2016	$10,121	$10,087	$10,761
9/30/2016	$10,130	$10,094	$10,755
10/31/2016	$10,139	$10,101	$10,673
11/30/2016	$10,136	$10,101	$10,420
12/31/2016	$10,133	$10,108	$10,435
1/31/2017	$10,153	$10,120	$10,456
2/28/2017	$10,163	$10,128	$10,526
3/31/2017	$10,172	$10,128	$10,520
4/30/2017	$10,182	$10,137	$10,601
5/31/2017	$10,191	$10,143	$10,683
6/30/2017	$10,200	$10,151	$10,672
7/31/2017	$10,210	$10,164	$10,718
8/31/2017	$10,220	$10,175	$10,814
9/30/2017	$10,230	$10,184	$10,763
10/31/2017	$10,240	$10,193	$10,769
11/30/2017	$10,239	$10,198	$10,755
12/31/2017	$10,249	$10,207	$10,805
1/31/2018	$10,261	$10,219	$10,680
2/28/2018	$10,250	$10,225	$10,579
3/31/2018	$10,263	$10,240	$10,647
4/30/2018	$10,277	$10,256	$10,568
5/31/2018	$10,291	$10,274	$10,643
6/30/2018	$10,305	$10,291	$10,630
7/31/2018	$10,332	$10,310	$10,633
8/31/2018	$10,346	$10,331	$10,701
9/30/2018	$10,373	$10,346	$10,632
10/31/2018	$10,377	$10,364	$10,548
11/30/2018	$10,393	$10,385	$10,611
12/31/2018	$10,398	$10,410	$10,806
1/31/2019	$10,453	$10,440	$10,921
2/28/2019	$10,497	$10,461	$10,914
3/31/2019	$10,528	$10,488	$11,124
4/30/2019	$10,560	$10,511	$11,127
5/31/2019	$10,579	$10,537	$11,324
6/30/2019	$10,610	$10,570	$11,466
7/31/2019	$10,641	$10,586	$11,492
8/31/2019	$10,660	$10,616	$11,789
9/30/2019	$10,691	$10,633	$11,727
10/31/2019	$10,709	$10,661	$11,762
11/30/2019	$10,727	$10,673	$11,756
12/31/2019	$10,745	$10,691	$11,748
1/31/2020	$10,775	$10,711	$11,974
2/29/2020	$10,793	$10,740	$12,189
3/31/2020	$10,495	$10,776	$12,118
4/30/2020	$10,676	$10,797	$12,333
5/31/2020	$10,792	$10,808	$12,391
6/30/2020	$10,858	$10,815	$12,469
7/31/2020	$10,898	$10,820	$12,655
8/31/2020	$10,924	$10,824	$12,553
9/30/2020	$10,936	$10,826	$12,546
10/31/2020	$10,946	$10,827	$12,490
11/30/2020	$10,982	$10,830	$12,612
12/31/2020	$10,991	$10,831	$12,630
1/31/2021	$10,998	$10,835	$12,539
2/28/2021	$11,006	$10,837	$12,358
3/31/2021	$11,001	$10,839	$12,204
4/30/2021	$11,021	$10,840	$12,300
5/31/2021	$11,029	$10,843	$12,340
6/30/2021	$11,035	$10,843	$12,427
7/31/2021	$11,027	$10,844	$12,566
8/31/2021	$11,031	$10,846	$12,542
9/30/2021	$11,035	$10,846	$12,433
10/31/2021	$11,026	$10,845	$12,430
11/30/2021	$11,018	$10,844	$12,467
12/31/2021	$11,010	$10,842	$12,435
1/31/2022	$10,988	$10,833	$12,167
2/28/2022	$10,955	$10,827	$12,031
3/31/2022	$10,898	$10,814	$11,697
4/30/2022	$10,869	$10,810	$11,253
5/31/2022	$10,866	$10,827	$11,326
6/30/2022	$10,813	$10,802	$11,148
7/31/2022	$10,864	$10,819	$11,420
8/31/2022	$10,867	$10,827	$11,098
9/30/2022	$10,819	$10,820	$10,618
10/31/2022	$10,812	$10,833	$10,481
11/30/2022	$10,884	$10,872	$10,866
12/31/2022	$10,946	$10,916	$10,817
1/31/2023	$11,061	$10,959	$11,150
2/28/2023	$11,073	$10,984	$10,862
3/31/2023	$11,100	$11,046	$11,138
4/30/2023	$11,153	$11,081	$11,205
5/31/2023	$11,196	$11,111	$11,083
6/30/2023	$11,240	$11,156	$11,044
7/31/2023	$11,311	$11,207	$11,036
8/31/2023	$11,367	$11,257	$10,965
9/30/2023	$11,411	$11,304	$10,687
10/31/2023	$11,444	$11,355	$10,518
11/30/2023	$11,546	$11,418	$10,994
12/31/2023	$11,651	$11,483	$11,415
1/31/2024	$11,730	$11,532	$11,384
2/29/2024	$11,769	$11,568	$11,223
3/31/2024	$11,836	$11,619	$11,327
4/30/2024	$11,864	$11,660	$11,041
5/31/2024	$11,934	$11,718	$11,228
6/30/2024	$11,991	$11,767	$11,334
7/31/2024	$12,076	$11,833	$11,599
8/31/2024	$12,149	$11,898	$11,765

AssetsNet		$ 1,144,942,000	$ 1,144,942,000
Holdings Count | Holding		257	257
Advisory Fees Paid, Amount		$ 1,710,071
InvestmentCompanyPortfolioTurnover		48.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

SPDR Portfolio Short Term Corporate Bond ETF	2.2
U.S. Treasury Notes, 4.25%, 1/31/2026	1.8
SPGN Mortgage Trust, Series 2022-TFLM Class A 6.89%, 2/15/2039	1.7
Domino's Pizza Master Issuer LLC, Series 2015-1A Class A2II, 4.47%, 10/25/2045	1.4
Renesas Electronics Corp., 1.54%, 11/26/2024	1.3
OPG Trust Series 2021-PORT Class A, 5.94%, 10/15/2036	1.3
TRTX Issuer Ltd. Series 2022-FL5 Class A, 6.99%, 2/15/2039	1.3
MF1 Ltd. Series 2021-FL7 Class A, 6.54%, 10/16/2036	1.2
iShares 0-5 Year High Yield Corporate Bond ETF	1.2
Principal Life Global Funding II, 1.38%, 1/10/2025	1.1

Material Fund Change [Text Block]